PROXY MATERIALS

MTB GROUP OF FUNDS

MTB Equity Income Fund

MTB Large Cap Stock Fund

MTB Mid Cap Stock Fund

MTB Small Cap Stock Fund

100 East Pratt Street (15th Floor)

Baltimore, MD 21202

1.800.836.2211

www.mtbfunds.com

January 12, 2009

Dear Shareholder:

A Special Meeting of the Shareholders of MTB Equity Income Fund (Equity Income Fund), MTB Large Cap Stock Fund (Large Cap Stock Fund), MTB Mid Cap Stock Fund (Mid Cap Stock Fund) and MTB Small Cap Stock Fund (Small Cap Stock Fund) (each, an Acquired Fund), mutual fund series of MTB Group of Funds (Trust), will be held at 2:00 p.m. on March 12, 2009, at the Trust’s principal executive offices, 100 East Pratt Street (15th Floor), Baltimore, MD 21202.

The purpose of the meeting is to ask shareholders to consider the following proposals:

•	Approval of a proposed Plan of Reorganization, whereby Equity Income Fund will transfer its assets to the MTB Large Cap Value Fund (Large Cap Value Fund) (Equity Income Fund shareholders only);

•	Approval of a proposed Plan of Reorganization, whereby Large Cap Stock Fund will transfer its assets to the MTB Large Cap Growth Fund (Large Cap Growth Fund) (Large Cap Stock Fund shareholders only);

•	Approval of a proposed Plan of Reorganization, whereby Mid Cap Stock Fund will transfer its assets to the MTB Mid Cap Growth Fund (Mid Cap Growth Fund) (Mid Cap Stock Fund shareholders only); and

•	Approval of a proposed Plan of Reorganization, whereby Small Cap Stock Fund will transfer its assets to the MTB Small Cap Growth Fund (Small Cap Growth Fund) (Small Cap Growth Fund shareholders only).

•	Approval of any other matters as may properly come before the Meeting and any adjournment or postponement thereof.

Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund (Acquiring Funds) and the Acquired Funds are separate series of the Trust, a Delaware statutory trust, managed by MTB Investment Advisors, Inc. (MTBIA), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). The Acquiring Funds have similar investment objectives to their respective Acquired Funds.

The Board, including a majority of the Independent Trustees of the Trust (the “Board”), and I, believe that the proposed reorganizations may benefit shareholders of the Acquired Funds by providing a more stable investor base and the potential for stronger performance due in part to the dedication of increased resources.

The Trustees have given careful consideration of the proposed reorganizations and have concluded that the reorganizations are in the best interests of the shareholders of each Acquired Fund and recommended that the shareholders of each Acquired Fund vote in FAVOR of the proposals presented in the Proxy Statement. The matters referred to above are discussed in detail in the combined prospectus/proxy statement attached to this letter.

Your vote is important. Please review this proxy statement and sign and return each proxy card you have received today. You may also vote by telephone or via the Internet as explained in the enclosed proxy materials. If you have questions regarding any of the proposals or need assistance in completing your proxy card, please contact MTB Funds Shareholder Services toll-free at 1-800-836-2211. As the meeting date approaches, if we have still not received your executed ballot, you may receive a call from Broadridge Financial Solutions, Inc. reminding you to vote your shares.

Sincerely,

/s/ Timothy L. Brenner
Timothy L. Brenner, President
MTB Group of Funds

MTB GROUP OF FUNDS

MTB Equity Income Fund

MTB Large Cap Stock Fund

MTB Mid Cap Stock Fund

MTB Small Cap Stock Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD MARCH 12, 2009

To the Shareholders of the Above Named Funds:

Notice is hereby given that a Special Meeting of Shareholders of each of the series listed above (each, an Acquired Fund) of the Trust, will be held on March 12, 2009, at 2:00 P.M. Eastern Time (Meeting), in the principal executive offices of the Funds at 100 East Pratt Street (15th Floor), Baltimore, MD 21202, for the purpose of considering and acting on the following matters:

Funds Affected	Proposal
Equity Income Fund

1.      To approve a proposed Plan of Reorganization pursuant to which MTB Large Cap Value Fund (Large Cap Value Fund) would acquire all of the assets of MTB Equity Income Fund (Equity Income Fund) in exchange solely for Shares of each class of shares of Large Cap Value Fund, to be distributed pro rata by Equity Income Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Equity Income Fund (Equity Income Fund to vote separately);

Large Cap Stock Fund

2.      To approve a proposed Plan of Reorganization pursuant to which MTB Large Cap Growth Fund (Large Cap Growth Fund) would acquire all of the assets of MTB Large Cap Stock Fund (Large Cap Stock Fund) in exchange solely for Shares of each class of shares of Large Cap Growth Fund, to be distributed pro rata by Large Cap Stock Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Large Cap Stock Fund (Large Cap Stock Fund to vote separately);

Mid Cap Stock Fund

3.      To approve a proposed Plan of Reorganization pursuant to which MTB Mid Cap Growth Fund (Mid Cap Growth Fund) would acquire all of the assets of MTB Mid Cap Stock Fund (Mid Cap Stock Fund) in exchange solely for Shares of each class of shares of Mid Cap Growth Fund, to be distributed pro rata by Mid Cap Stock Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Mid Cap Stock Fund (Mid Cap Stock Fund to vote separately);

Small Cap Stock Fund

4.      To approve a proposed Plan of Reorganization pursuant to which MTB Small Cap Growth Fund (Small Cap Growth Fund) would acquire all of the assets of MTB Small Cap Stock Fund (Small Cap Stock Fund) in exchange solely for Shares of each class of shares of Small Cap Growth Fund, to be distributed pro rata by Small Cap Stock Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Small Cap Stock Fund (Small Cap Stock Fund to vote separately); and

All Funds	5. To consider and act upon any matters incidental to the foregoing and to transact such other business as may properly come before the Meeting and any adjournment or postponement thereof.

The Board has fixed the close of business on January 8, 2009, as the record date for determining shareholders entitled to notice of and to vote at the Meeting. Each share of an Acquired Fund is entitled to one vote with respect to the relevant proposal, with fractional votes for fractional shares.

Regardless of whether you plan to attend the Meeting, PLEASE COMPLETE, SIGN, DATE AND PROMPTLY RETURN THE ENCLOSED PROXY CARD IN THE ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE MEETING — OR YOU MAY VOTE BY TELEPHONE OR ON THE INTERNET AS DESCRIBED BELOW. If you have submitted a proxy card and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

By Order of the Board of Trustees,

/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary, MTB Group of Funds

January 12, 2009

YOUR VOTE IS IMPORTANT

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.

In addition to voting by mail you may also vote by either telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
1. Read the Proxy Statement and have your Proxy card at hand.	1. Read the Proxy Statement and have your Proxy card at hand.

2. Call the 1-800 number that appears on your Proxy card.	2. Go to the website printed on your Proxy card.

3. Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.	3. Enter the control number set forth on the Proxy card and follow the simple instructions.

PROSPECTUS/PROXY STATEMENT

January 12, 2009

Acquisition of the Assets of

MTB EQUITY INCOME FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB LARGE CAP VALUE FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

Acquisition of the Assets of

MTB LARGE CAP STOCK FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB LARGE CAP GROWTH FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

Acquisition of the Assets of

MTB MID CAP STOCK FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB MID CAP GROWTH FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

Acquisition of the Assets of

MTB SMALL CAP STOCK FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB SMALL CAP GROWTH FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

This Prospectus/Proxy Statement describes the proposals (Proposals 1, 2, 3 and 4) for reorganizations (Reorganizations) pursuant to separate Plans of Reorganization (Plans), pursuant to which MTB Equity Income Fund (Equity Income Fund), MTB Large Cap Stock Fund (Large Cap Stock Fund), MTB Mid Cap Stock Fund (Mid Cap Stock Fund) and MTB Small Cap Stock Fund (Small Cap Stock Fund (each, an Acquired Fund) would transfer all their assets to MTB Large Cap Value Fund (Large Cap Value Fund), MTB Large Cap Growth Fund (Large Cap Growth Fund), MTB Mid Cap Growth Fund (Mid Cap Growth Fund) and MTB Small Cap Growth Fund (Small Cap Growth Fund) (each, an Acquiring Fund), respectively, in exchange for Shares (Acquiring Fund Shares) of the respective Acquiring Fund. The Acquiring Fund Shares will be distributed pro rata by each Acquired Fund to its respective shareholders in complete liquidation and dissolution of each Acquired Fund. As a result of the Reorganizations, each owner of shares of the Acquired Funds will become the owner of Acquiring Fund Shares, having a total net asset value equal to the total net asset value of his or her holdings in the applicable Acquired Fund as of the close of business on the date of the Reorganization (the “Closing Date”). A form of each Plan is attached as Exhibits A, B, C and D.

The Board of Trustees of The MTB Group of Funds (Trust) believes that the proposed Reorganizations are in the best interests of the Acquired Funds and their shareholders. See “Information About the Reorganizations — Reasons for the Reorganizations.” For a comparison of the investment objectives, policies and limitations, risks and fees of the Acquired Funds and the Acquiring Funds, see “Summary — Comparison of Investment Objectives, Policies, Risks and Limitations” and “Comparative Fee Tables,” respectively.

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. This

Prospectus/Proxy Statement is accompanied by the Prospectuses of the Acquiring Funds and Acquired Funds, each dated August 31, 2008, which are incorporated herein by reference. A Statement of Additional Information for the Acquiring Funds and Acquired Funds, dated August 31, 2008, and a Statement of Additional Information relating to this Prospectus/Proxy Statement dated January 12, 2009, have been filed with the Securities and Exchange Commission (SEC or Commission) and are incorporated herein by reference. An Annual Report to Shareholders of the Acquiring Funds and the Acquired Funds for the fiscal year ended April 30, 2008, and a Semi-Annual Report to Shareholders of the Acquiring Funds and the Acquired Funds for the semi-annual period ended October 31, 2008, have also been filed with the SEC and are incorporated herein by reference insofar as such financial statements relate to the Acquired Funds or Acquiring Funds participating in the proposed Reorganizations (and not as they relate to non-participating MTB Funds).

Copies of the Prospectuses, Statements of Additional Information, Annual Reports and Semi-Annual Reports and other information about the MTB Funds (each, a Fund, and together, Funds) may be obtained without charge by writing to or by calling the MTB Funds at the addresses and telephone numbers shown above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This Prospectus/Proxy Statement is expected to be sent to shareholders on or about January 26, 2009.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, and the Prospectuses and Statement of Additional Information of the MTB Funds and the Plans.

The Proposed Reorganizations

The Board of Trustees (Board or Trustees) of MTB Group of Funds has voted unanimously to recommend to holders of shares of each Acquired Fund the approval of the Plans whereby (a) Large Cap Value Fund would acquire all of the assets of Equity Income Fund in exchange for Shares of each class of shares of Large Cap Value Fund to be distributed pro rata by Equity Income Fund to the shareholders of each corresponding class of its Shares in complete liquidation and dissolution of Equity Income Fund; (b) Large Cap Growth Fund would acquire all of the assets of Large Cap Stock Fund in exchange for Shares of each class of shares of Large Cap Growth Fund to be distributed pro rata by Large Cap Stock Fund to the shareholders of each corresponding class of its Shares in complete liquidation and dissolution of Large Cap Stock Fund; (c) Mid Cap Growth Fund would acquire all of the assets of Mid Cap Stock Fund in exchange for Shares of each class of shares of Mid Cap Growth Fund to be distributed pro rata by Mid Cap Stock Fund to the shareholders of each corresponding class of its Shares in complete liquidation and dissolution of Mid Cap Stock Fund; and (d) Small Cap Growth Fund would acquire all of the assets of Small Cap Stock Fund in exchange for Shares of each class of shares of Small Cap Growth Fund to be distributed pro rata by Small Cap Stock Fund to the shareholders of each corresponding class of its Shares in complete liquidation and dissolution of Small Cap Stock Fund. As a result of the Reorganizations, each shareholder of the Acquired Funds will become the owner of Acquiring Fund Shares having a total net asset value equal to the total net asset value of his or her holdings in the applicable Acquired Fund as of the close of business on the date of the Reorganizations, i.e., the Closing Date (as hereinafter defined).

The Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 (1940 Act), has unanimously concluded that each Reorganization would be in the best interests of the respective Acquired Fund and its shareholders, and that the economic interests of shareholders would not be diluted as a result of the transactions contemplated by each Reorganization.

As a condition to the Reorganizations, the MTB Funds will receive an opinion of counsel that the Reorganizations will be considered a tax-free “Reorganization” under applicable provisions of the Internal Revenue Code, so that neither the Acquiring Funds nor the Acquired Funds or their shareholders will recognize any gain or loss and the tax basis of the Acquiring Fund Shares received by the applicable Acquired Fund’s shareholders will be the same as the tax basis of their shares in the applicable Acquired Fund. Before the Reorganizations, each Acquired Fund expects to distribute ordinary income and realized capital gains, if any, to its shareholders. See “Information about the Reorganizations — Federal Income Tax Consequences.”

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATIONS.

Comparison of Investment Objectives, Policies, Risks and Limitations

This section will help you compare the investment objectives and policies of each Acquired Fund with those of its corresponding Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the MTB Funds’ prospectuses.

Equity Income Fund — to be acquired by Large Cap Value Fund

The investment objective of Equity Income Fund is current income and growth of capital, while the investment objective of Large Cap Value Fund is to provide capital appreciation, with current income being a secondary, non-fundamental consideration.

Equity Income Fund seeks to achieve its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of Equity Income Fund’s net assets are invested in dividend-paying equity securities. Equity Income Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Large Cap Value Fund may invest a larger percentage of its assets in foreign securities. Under normal market conditions, Large Cap Value Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor, MTB Investment Advisors, Inc. (MTBIA or Advisor) uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Both Funds have a value focus, the difference being the Equity Income Fund’s emphasis on current income.

Investments in the MTB Funds are not guaranteed. As with any mutual fund, the value of the Funds’ shares will change and you could lose money by investing in the Funds. The risks associated with investing in Equity Income Fund and Large Cap Value Fund are similar in that each Fund is subject to Stock Market Risks and Risks Related to Investing for Value. The Funds differ in that Equity Income Fund is subject to Risks Related to Company Size, while Large Cap Value Fund is subject to Risks of Foreign Investing. Stock Market Risk is the risk that the value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. Risks Related to Investing for Value refers to value stocks being typically less volatile than growth stocks due to their low valuations, but they may lag behind growth stocks in an up market. Risks Related to Company Size is when the smaller companies in which the Fund may invest have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies. Risks of Foreign Investing refers to foreign, economic, political or regulatory conditions that may be less favorable than those of the United States.

Large Cap Stock Fund — to be acquired by Large Cap Growth Fund

The investment objective of Large Cap Stock Fund is growth of principal, while the investment objective of Large Cap Growth Fund is to provide capital appreciation.

Large Cap Stock Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of large cap companies. In selecting investments for the Fund, the Advisor uses an investment process consisting of three levels of analysis: trend, quantitative and qualitative. Large Cap Growth Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. Both Funds have growth as their focus; the difference is that Large Cap Stock Fund seeks growth at a reasonable cost, while the Large Cap Growth Fund seeks growth at an attractive price relative to potential for above average, long-term earnings and revenue growth.

Investments in the MTB Funds are not guaranteed. As with any mutual fund, the value of the Funds’ shares will change and you could lose money by investing in the Funds. The risks associated with investing in Large Cap Stock Fund and Large Cap Growth Fund are similar in that each Fund is subject to Stock Market Risks, Risks Related to Investing for Growth, Close Out Risks and Leverage Risks. In addition, Large Cap Stock Fund is also subject to Risks Related to Investing for Value. Stock Market Risk is the risk that the value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. In Risks Related to Investing for Growth, the growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return. Close Out Risk is the risk that, in a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund. Leverage Risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Risks Related to Investing for Value refers to value stocks being typically less volatile than growth stocks due to their low valuations, but they may lag behind growth stocks in an up market.

Mid Cap Stock Fund — to be acquired by Mid Cap Growth Fund

The investment objective of Mid Cap Stock Fund is to provide total return. Mid Cap Stock Fund’s total return consists of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. Mid Cap Stock Fund expects that capital appreciation will comprise the largest component of its total return. The investment objective of Mid Cap Growth Fund is long-term capital appreciation.

Mid Cap Stock Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies. Equity securities include common and preferred stocks as well as convertible securities. Mid Cap Growth Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, Mid Cap Growth Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies. The securities that comprise the growth component of Mid Cap Stock Fund are substantially similar to the growth component of Mid Cap Growth Fund.

Investments in the MTB Funds are not guaranteed. As with any mutual fund, the value of the Funds’ shares will change and you could lose money by investing in the Funds. The risks associated with investing in Mid Cap Stock Fund and Mid Cap Growth Fund are similar in that each Fund is subject to Stock Market Risks, Risks Related to Investing for Growth, Close Out Risks and Leverage Risks. In addition, Mid Cap Stock Fund is also subject to Risks Related to Investing for Value. Stock Market Risk is the risk that the value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. In Risks Related to Investing for Growth, the growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return. Close Out Risk is the risk that, in a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund. Leverage Risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Risks Related to Investing for Value refers to value stocks being typically less volatile than growth stocks due to their low valuations, but they may lag behind growth stocks in an up market.

Small Cap Stock Fund — to be acquired by Small Cap Growth Fund

The investment objective of Small Cap Stock Fund is to seek growth of capital, while the investment objective of Small Cap Growth Fund is long-term capital appreciation.

Small Cap Stock Fund invests substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stock) of small cap companies. Equity securities include common and preferred stocks as well as convertible securities. Small Cap Growth Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, Small Cap Growth Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. Small Cap Growth Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. The securities that comprise the growth component of Small Cap Stock Fund are substantially similar to the growth component of Small Cap Growth Fund.

Investments in the MTB Funds are not guaranteed. As with any mutual fund, the value of the Funds’ shares will change and you could lose money by investing in the Funds. The risks associated with investing in Small Cap Stock Fund and Small Cap Growth Fund are similar in that each Fund is subject to Stock Market Risks, Risks Related to Investing for Growth, and Risks Related to Company Size. In addition, Small Cap Growth Fund is also subject to Risks of Foreign Investing, Active Trading Risks, Close Out Risks and Leverage Risks. Small Cap Stock Fund is also subject to Risks Related to Investing for Value. Stock Market Risk is the risk that the value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. In Risks Related to Investing for Growth, the growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return. Close Out Risk is the risk that, in a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund. Leverage Risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Risks Related to Investing for Value refers to value stocks being typically less volatile than growth stocks due to their low valuations, but they may lag behind growth stocks in an up market. Risks Related to Company Size is when the smaller companies in which the Fund may invest have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies. Risks of Foreign Investing refers to foreign, economic, political or regulatory conditions that may be less favorable than those of the United States. With Active Trading Risks, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Investment Limitations. In addition to the objectives, policies and risks described above, each Acquiring Fund and Acquired Fund is subject to certain investment limitations which are substantially similar or identical to one another, and to certain additional policies, all as described in the MTB Funds’ Prospectuses and Statement of Additional Information.

The following charts are a comparison of the fundamental investment policy restrictions, i.e., those that cannot be changed without shareholder approval, of the Acquiring Funds and Acquired Funds.

	Large Cap Value Fund (Acquiring Fund) Small Cap Growth Fund (Acquiring Fund)	Equity Income Fund (Acquired Fund) Small Cap Stock Fund (Acquired Fund)
• Borrowing	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

• Lending	Permitted only for (i) purchase of debt; (ii) lending of portfolio securities in accordance with the Fund’s investment objective and policies; (iii) making time deposits with financial institutions; or (iv) entering into repurchase agreements.	Permitted only for (i) purchase of debt; (ii) lending of portfolio securities in accordance with the Fund’s investment objective and policies; (iii) making time deposits with financial institutions; or (iv) entering into repurchase agreements.

	Large Cap Value Fund (Acquiring Fund) Small Cap Growth Fund (Acquiring Fund)	Equity Income Fund (Acquired Fund) Small Cap Stock Fund (Acquired Fund)
• Margin Purchases	Permitted only for (i) short-term credit necessary for clearance of purchases of portfolio securities; (ii) to make margin payments in connection with derivative securities transactions; and (iii) to the extent disclosed in the current prospectus or statement of additional information of such Fund.	Permitted only for (i) short-term credit necessary for clearance of purchases of portfolio securities; (ii) to make margin payments in connection with derivative securities transactions; and (iii) to the extent disclosed in the current prospectus or statement of additional information of such Fund.

• Securities Underwriting	Prohibited, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”	Prohibited, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

• Real Estate Transactions	Permitted only for (i) marketable securities of companies engaged in real estate-related activities; and (ii) securities secured by real estate or interests therein.	Permitted only for (i) marketable securities of companies engaged in real estate-related activities; and (ii) securities secured by real estate or interests therein.

• Commodities	Permitted to the extent disclosed in the current prospectus or statement of additional information.	Permitted to the extent disclosed in the current prospectus or statement of additional information.

• Senior Securities	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

• Diversification

•        No more than 5% of assets may be invested in a single issuer.

•        No more than 10% of the outstanding voting securities of a single issuer could be held.

•        No more than 25% of assets may be invested in a single issuer.

•        Limitation does not apply to U.S. government securities.

•        No more than 5% of assets may be invested in a single issuer.

•        No more than 10% of the outstanding voting securities of a single issuer could be held.

•        No more than 25% of assets may be invested in a single issuer.

•        Limitation does not apply to U.S. government securities.

• Concentration	May not concentrate (invest more than 25% of total assets) in issuers in any one industry. Excluded from this limit are obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. Utilities (except for Small Cap Stock Fund) and technology companies will be divided according to their services and considered separate industries.	May not concentrate (invest more than 25% of total assets) in issuers in any one industry. Excluded from this limit are obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. Utilities (except for Small Cap Stock Fund) and technology companies will be divided according to their services and considered separate industries.

	Large Cap Growth Fund (Acquiring Fund)	Large Cap Stock Fund (Acquired Fund)
• Borrowing	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

• Lending	Permitted only for (i) purchase debt obligations; (ii) entering into repurchase agreements; (iii) lending assets to broker/dealers or institutional investors; or (iv) investing in loans, including assignments and participation interests.	Permitted only for (i) purchase of debt; (ii) lending of portfolio securities in accordance with the Fund’s investment objective and policies; (iii) making time deposits with financial institutions; or (iv) entering into repurchase agreements.

• Margin Purchases

Permitted only for (i) short-term credit necessary for clearance of purchases and sales of portfolio securities; and (ii) to make margin deposits in connection with derivative securities transactions.

[NON-FUNDAMENTAL]

Permitted only for (i) short-term credit necessary for clearance of purchases of portfolio securities; (ii) to make margin payments in connection with derivative securities transactions; and (iii) to the extent disclosed in the current prospectus or statement of additional information of such Fund.

• Securities Underwriting	Prohibited, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where the Fund may be considered to be an underwriter under the Securities Act of 1933.	Prohibited, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

• Real Estate Transactions	Fund may not purchase or sell real estate, provided that this restriction does not prevent Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Permitted only for (i) marketable securities of companies engaged in real estate-related activities; and (ii) securities secured by real estate or interests therein.

	Large Cap Growth Fund (Acquiring Fund)	Large Cap Stock Fund (Acquired Fund)
• Commodities	Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.	Permitted to the extent disclosed in the current prospectus or statement of additional information.

• Senior Securities	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

• Diversification	With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

•        No more than 5% of assets may be invested in a single issuer.

•        No more than 10% of the outstanding voting securities of a single issuer could be held.

•        No more than 25% of assets may be invested in a single issuer.

•        Limitation does not apply to U.S. government securities.

• Concentration	The Fund will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.	May not concentrate (invest more than 25% of total assets) in issuers in any one industry. Excluded from this limit are obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. Utilities (except for Small Cap Stock Fund) and technology companies will be divided according to their services and considered separate industries.

	Mid Cap Growth Fund (Acquiring Fund)	Mid Cap Stock Fund (Acquired Fund)
• Borrowing	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

• Lending	Permitted only for (i) purchase of debt; (ii) lending of portfolio securities in accordance with the Fund’s investment objective and policies; (iii) making time deposits with financial institutions; or (iv) entering into repurchase agreements.	Permitted only for (i) purchase debt obligations; (ii) entering into repurchase agreements; (iii) lending assets to broker/dealers or institutional investors; or (iv) investing in loans, including assignments and participation interests.

• Margin Purchases	Permitted only for (i) short-term credit necessary for clearance of purchases of portfolio securities; (ii) to make margin payments in connection with derivative securities transactions; and (iii) to the extent disclosed in the current prospectus or statement of additional information of such Fund.

Permitted only for (i) short-term credit necessary for clearance of purchases and sales of portfolio securities; and (ii) to make margin deposits in connection with derivative securities transactions.

[NON-FUNDAMENTAL]

• Securities Underwriting	Prohibited, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”	Prohibited, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where the Fund may be considered to be an underwriter under the Securities Act of 1933.

• Real Estate Transactions	Permitted only for (i) marketable securities of companies engaged in real estate-related activities; and (ii) securities secured by real estate or interests therein.	Fund may not purchase or sell real estate, provided that this restriction does not prevent Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

	Mid Cap Growth Fund (Acquiring Fund)	Mid Cap Stock Fund (Acquired Fund)
• Commodities	Permitted to the extent disclosed in the current prospectus or statement of additional information.	Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

• Senior Securities	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.	Permitted to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

• Diversification

•        No more than 5% of assets may be invested in a single issuer.

•        No more than 10% of the outstanding voting securities of a single issuer could be held.

•        No more than 25% of assets may be invested in a single issuer.

•        Limitation does not apply to U.S. government securities.

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

• Concentration	May not concentrate (invest more than 25% of total assets) in issuers in any one industry. Excluded from this limit are obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. Utilities (except for Small Cap Stock Fund) and technology companies will be divided according to their services and considered separate industries.	The Fund will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Comparative Fee Tables

The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by each Acquiring Fund and each Acquired Fund, respectively, and pro forma fees for each Acquiring Fund after giving effect to the Reorganizations.

Equity Income Fund — Large Cap Value Fund

These tables describe (1) the actual fees and expenses that you may pay if you buy and hold shares of (a) Equity Income Fund as of its most recent semi-annual period (October 31, 2008); and (b) Large Cap Value Fund as of its most recent semi-annual period (October 31, 2008); and (2) the pro forma fees and expenses of Large Cap Value Fund on a combined basis after giving effect to the Reorganization.

Class A Shares

Shareholder Fees

	Equity Income Fund — Class A Shares	Large Cap Value Fund — Class A Shares	Large Cap Value Fund — Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.79%	0.38%	0.42%

Total Direct Annual Fund Operating Expenses[1]	1.74%	1.33%	1.37%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.02%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.75%	1.35%	1.39%

(1)	Although not contractually obligated to do so, the Advisor, Distributor, and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made. The current expense ratio of the pro forma combined fund does not include waivers. The net expense ratio would be 1.14% assuming the current voluntary waiver of the Acquiring Funds remained in place.

Total Waivers of Fund Expenses	0.58%	0.96%	0.00%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.17%	0.39%	1.39%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses remain the same. The numbers in the Large Cap Value Fund column show costs reflecting the 5.50% sales charge generally applicable to the purchase of Large Cap Value Fund’s Class A Shares. The Large Cap Value Fund’s 5.50% sales charge will not be imposed in the course of the Reorganization.

	Equity Income Fund	Large Cap Value Fund	Large Cap Value Fund Pro Forma Combined Reflecting Sales Charge
1 Year	$718	$680	$684
3 Years	1,071	955	967
5 Years	1,447	1,250	1,270
10 Years	2,499	2,085	2,128

Class B Shares

Shareholder Fees

	Equity Income Fund — Class B Shares	Large Cap Value Fund — Class B Shares	Large Cap Value Fund — Class B Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

	Equity Income Fund — Class B Shares	Large Cap Value Fund — Class B Shares	Large Cap Value Fund — Class B Shares Pro Forma Combined

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.79%	0.38%	0.42%

Total Direct Annual Fund Operating Expenses[1]	2.24%	1.83%	1.87%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.02%

Total Direct and Acquired Gross Annual Fund Operating Expenses	2.25%	1.85%	1.89%

(1)    Although not contractually obligated to do so, the Advisor, Distributor, and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.32%	0.00%	0.00%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.93%	1.85%	1.89%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class B Shares for the time periods indicated and both redeem and hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class B Shares operating expenses remain the same. The numbers in the Large Cap Value Fund column show costs both with, and without, reflecting the 5.00% contingent deferred sales charge generally applicable to the redemption of Large Cap Value Fund’s Class B Shares. The Large Cap Value Fund’s 5.00% contingent deferred sales charge will not be imposed in the course of the Reorganization.

	Equity Income Fund	Equity Income Fund Without Redemptions	Large Cap Value Fund	Large Cap Value Fund Without Redemptions	Large Cap Value Fund Pro Forma Combined	Large Cap Value Fund Pro Forma Combined Without Redemptions
1 Year	$728	$228	$688	$188	$692	$192
3 Years	1,003	703	882	582	894	594
5 Years	1,404	1,204	1,201	1,001	1,221	1,021
10 Years	2,458	2,458	2,038	2,038	2,082	2,082

Institutional I Shares

Shareholder Fees

	Equity Income Fund — Institutional I Shares	Large Cap Value Fund — Institutional I Shares	Large Cap Value Fund — Institutional I Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.79%	0.38%	0.42%

Total Direct Annual Fund Operating Expenses[1]	1.49%	1.08%	1.12%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.02%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.50%	1.10%	1.14%

(1)    Although not contractually obligated to do so, the Advisor, Distributor, and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made. The current expense ratio of the pro forma combined fund does not include waivers. The net expense ratio would be 1.01% assuming the current voluntary waiver of the Acquiring Fund remains in place.

Total Waivers of Fund Expenses	0.46%	0.13%	0.00%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.04%	0.97%	1.14%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional I Shares operating expenses remain the same.

	Equity Income Fund	Large Cap Value Fund	Large Cap Value Fund Pro Forma Combined
1 Year	$153	$112	$116
3 Years	474	350	362
5 Years	818	607	627
10 Years	1,790	1,341	1,384

Large Cap Stock Fund — Large Cap Growth Fund

This table describes (1) the actual fees and expenses that you may pay if you buy and hold shares of (a) Large Cap Stock Fund as of its most recent semi-annual period (October 31, 2008); and (b) Large Cap Growth Fund as of its most recent semi-annual period (October 31, 2008); and (2) the pro forma fees and expenses of Large Cap Growth Fund on a combined basis after giving effect to the Reorganization.

Class A Shares

Shareholder Fees

	Large Cap Stock Fund — Class A Shares	Large Cap Growth Fund — Class A Shares	Large Cap Growth Fund — Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	None *	None *
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.43%	0.46%	0.45%

Total Direct Annual Fund Operating Expenses[1]	1.53%	1.56%	1.55%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.53%	1.56%	1.55%
* For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

(1)    MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cap for the Pro Forma Combined Fund is expected to be 1.0169% which is net of 12B-1 and shareholder servicing fees. Although not contractually obligated to do so, the Distributor and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.31%	0.29%	0.29%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.22%	1.27%	1.26%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses remain the same. The numbers in the Large Cap Growth Fund column show costs reflecting the 5.50% sales charge generally applicable to the purchase of Large Cap Growth Fund’s Class A Shares. The Large Cap Growth Fund’s 5.50% sales charge will not be imposed in the course of the Reorganization.

	Large Cap Stock Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined Reflecting Sales Charge
1 Year	$697	$700	$671
3 Years	1,006	1,015	986
5 Years	1,338	1,353	1,322
10 Years	2,273	2,305	2,270

Class B Shares

Shareholder Fees

	Large Cap Stock Fund — Class B Shares	Large Cap Growth Fund — Class B Shares	Large Cap Growth Fund — Class B Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.43%	0.46%	0.45%

Total Direct Annual Fund Operating Expenses[1]	2.03%	2.06%	2.05%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%

Total Direct and Acquired Gross Annual Fund Operating Expenses	2.03%	2.06%	2.05%

(1)	MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cap for the Pro Forma Combined Fund is expected to be 1.0169% which is net of 12b-1 and shareholder servicing fees. Although not contractually obligated to do so, the Distributor and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.06%	0.04%	0.04%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.97%	2.02%	2.01%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class B Shares for the time periods indicated and both redeem and hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class B Shares operating expenses remain the same. The numbers in the Large Cap Growth Fund column show costs both with, and without, reflecting the 5.00%

contingent deferred sales charge generally applicable to the redemption of Large Cap Growth Fund’s Class B Shares. The Large Cap Growth Fund’s 5.00% contingent deferred sales charge will not be imposed in the course of the Reorganization.

	Large Cap Stock Fund	Large Cap Stock Fund Without Redemptions	Large Cap Growth Fund	Large Cap Growth Fund Without Redemptions	Large Cap Growth Fund Pro Forma Combined	Large Cap Growth Fund Pro Forma Combined Without Redemptions
1 Year	$706	$206	$709	$209	$704	$204
3 Years	936	636	945	645	939	639
5 Years	1,293	1,093	1,308	1,108	1,300	1,100
10 Years	2,231	2,231	2,262	2,262	2,249	2,249

Institutional I Shares

Shareholder Fees

	Large Cap Stock Fund — Institutional I Shares	Large Cap Growth Fund — Institutional I Shares	Large Cap Growth Fund — Institutional I Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.43%	0.46%	0.45%

Total Direct Annual Fund Operating Expenses[1]	1.28%	1.31%	1.30%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.28%	1.31%	1.30%

(1)    MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cup of the Pro Forma Combined Fund is expected to be 1.0169% which is net of 12b-1 and shareholder servicing fees. Although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.19%	0.17%	0.17%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.09%	1.14%	1.13%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional I Shares operating expenses remain the same.

	Large Cap Stock Fund	Large Cap Growth Fund	Large Cap Growth Fund Pro Forma Combined
1 Year	$130	$133	$115
3 Years	405	414	396
5 Years	701	717	697
10 Years	1,544	1,578	1,553

Mid Cap Stock Fund — Mid Cap Growth Fund

This table describes (1) the actual fees and expenses that you may pay if you buy and hold shares of (a) Mid Cap Stock Fund as of its most recent semi-annual period (October 31, 2008); and (b) Mid Cap Growth Fund as of its most recent semi-annual period (October 31, 2008); and (2) the pro forma fees and expenses of Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization.

Class A Shares

Shareholder Fees

	Mid Cap Stock Fund — Class A Shares	Mid Cap Growth Fund — Class A Shares	Mid Cap Growth Fund — Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	None *	None *
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.51%	0.47%	0.49%

Total Direct Annual Fund Operating Expenses[1]	1.61%	1.57%	1.59%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.62%	1.59%	1.60%

*       For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

(1)    Although not contractually obligated to do so, the Advisor, Distributor, and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made. The current expense ratio of the pro forma combined fund does not include waivers. The net expense ratio would be 1.10% assuming the current voluntary waiver of the Acquiring Fund remains in place.

Total Waivers of Fund Expenses	0.47%	0.51%	0.00%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.15%	1.08%	1.60%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses remain the same. The numbers in the Mid Cap Growth Fund column show costs reflecting the 5.50% sales charge generally applicable to the purchase of Mid Cap Growth Fund’s Class A Shares. The Mid Cap Growth Fund’s 5.50% sales charge will not be imposed in the course of the Reorganization.

	Mid Cap Stock Fund	Mid Cap Growth Fund	Mid Cap Growth Fund Pro Forma Combined Reflecting Sales Charge
1 Year	$706	$703	$704
3 Years	1,033	1,024	1,027
5 Years	1,383	1,368	1,373
10 Years	2,366	2,336	2,346

Class B Shares

Shareholder Fees

	Mid Cap Stock Fund — Class B Shares	Mid Cap Growth Fund — Class B Shares	Mid Cap Growth Fund — Class B Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.51%	0.47%	0.49%

Total Direct Annual Fund Operating Expenses[1]	2.11%	2.07%	2.09%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	2.12%	2.09%	2.10%

(1)    Although not contractually obligated to do so, the Advisor, Distributor, and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made. The current expense ratio of the pro forma combined fund does not include waivers. The net expense ratio would be 1.85% assuming the current voluntary waiver of the Acquiring Fund remains in place.

Total Waivers of Fund Expenses	0.11%	0.25%	0.00%

Total Direct and Acquired Net Annual Fund Operating Expenses	2.01%	1.84%	2.10%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class B Shares for the time periods indicated and both redeem and hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class B Shares operating expenses remain the same. The numbers in the Mid Cap Growth Fund column show costs both with, and without, reflecting the 5.00% contingent deferred sales charge generally applicable to the redemption of Mid Cap Growth Fund’s Class B Shares. The Mid Cap Growth Fund’s 5.00% contingent deferred sales charge will not be imposed in the course of the Reorganization.

	Mid Cap Stock Fund	Mid Cap Stock Fund Without Redemptions	Mid Cap Growth Fund	Mid Cap Growth Fund Without Redemptions	Mid Cap Growth Fund Pro Forma Combined	Mid Cap Growth Fund Pro Forma Combined Without Redemptions
1 Year	$715	$215	$712	$212	$713	$213
3 Years	964	664	955	655	958	658
5 Years	1,339	1,139	1,324	1,124	1,329	1,129
10 Years	2,325	2,325	2,293	2,293	2,304	2,304

Institutional I Shares

Shareholder Fees

	Mid Cap Stock Fund — Institutional I Shares	Mid Cap Growth Fund — Institutional I Shares	Mid Cap Growth Fund — Institutional I Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.51%	0.47%	0.49%

Total Direct Annual Fund Operating Expenses[1]	1.36%	1.32%	1.34%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.37%	1.34%	1.35%

(1)	Although not contractually obligated to do so, the Advisor, Distributor, and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made. The current expense ratio of the pro forma combined fund does not include waivers. The net expense ratio would be 0.97% assuming the current voluntary waiver of the Acquiring Fund remains in place.

Total Waivers of Fund Expenses	0.24%	0.38%	0.00%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.13%	0.96%	1.35%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional I Shares operating expenses remain the same.

	Mid Cap Stock Fund	Mid Cap Growth Fund	Mid Cap Growth Fund Pro Forma Combined
1 Year	$139	$136	$137
3 Years	434	424	427
5 Years	750	734	739
10 Years	1,647	1,612	1,623

Small Cap Stock Fund — Small Cap Growth Fund

This table describes (1) the actual fees and expenses that you may pay if you buy and hold shares of (a) Small Cap Stock Fund as of its most recent semi-annual period (October 31, 2008); and (b) Small Cap Growth Fund as of its most recent semi-annual period (October 31, 2008); and (2) the pro forma fees and expenses of Small Cap Growth Fund on a combined basis after giving effect to the Reorganization.

Class A Shares

Shareholder Fees

	Small Cap Stock Fund — Class A Shares	Small Cap Growth Fund — Class A Shares	Small Cap Growth Fund — Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None *	None *
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.45%	0.49%	0.50%

Total Direct Annual Fund Operating Expenses[1]	1.55%	1.59%	1.60%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.56%	1.60%	1.61%

*	For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
(1)	MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cap for the Pro Forma Combined Fund is expected to be 1.0645% which is net of 12b-1 fees and shareholder servicing fees. Although not contractually obligated to do so, the Distributor and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.33%	0.34%	0.29%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.23%	1.26%	1.32%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses remain the same. The numbers in the Small Cap Growth Fund column show costs, reflecting the 5.50% sales charge generally applicable to the purchase of Small Cap Growth Fund’s Class A Shares. The Small Cap Growth Fund’s 5.50% sales charge will not be imposed in the course of the Reorganization.

	Small Cap Stock Fund	Small Cap Growth Fund	Small Cap Growth Fund Pro Forma Combined Reflecting Sales Charge
1 Year	$700	$704	$677
3 Years	1,015	1,027	1,003
5 Years	1,353	1,373	1,351
10 Years	2,305	2,346	2,332

Class B Shares

Shareholder Fees

	Small Cap Stock Fund — Class B Shares	Small Cap Growth Fund — Class B Shares	Small Cap Growth Fund — Class B Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.45%	0.49%	0.50%

Total Direct Annual Fund Operating Expenses[1]	2.05%	2.09%	2.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	2.06%	2.10%	2.11%

(1)

MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cap for the Pro Forma Combined Fund is expected to be 1.0645% which is net of 12b-1 and shareholder servicing fees. Although not contractually obligated to do so, the Distributor and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.08%	0.03%	0.04%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.98%	2.07%	2.07%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class B Shares for the time periods indicated and both redeem and hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class B Shares operating expenses remain the same. The numbers in the Small Cap Growth Fund column show costs both with, and without, reflecting the 5.00% contingent deferred sales charge generally applicable to the redemption of Small Cap Growth Fund’s Class B Shares. The Small Cap Growth Fund’s 5.00% contingent deferred sales charge will not be imposed in the course of the Reorganization.

	Small Cap Stock Fund	Small Cap Stock Fund Without Redemptions	Small Cap Growth Fund	Small Cap growth Fund Without Redemptions	Small Cap Growth Fund Pro Forma Combined	Small Cap Growth Fund Pro Forma Combined Without Redemptions
1 Year	$709	$209	$713	$213	$710	$210
3 Years	945	645	958	658	957	657
5 Years	1,308	1,108	1,329	1,129	1,330	1,130
10 Years	2,262	2,262	2,304	2,304	2,311	2,311

Class C Shares

Shareholder Fees

	Small Cap Growth Fund — Class C Shares	Small Cap Growth Fund — Class C Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%
Distribution (12b-1) Fee	0.75%	0.75%
Other Expenses	0.49%	0.50%

Total Direct Annual Fund Operating Expenses[1]	2.09%	2.10%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	2.10%	2.11%

(1)	MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cap of the Pro Forma Combined Fund is expected to be 1.0169% which is net of 12b-1 and shareholder servicing fees. Although not contractually obligated to do so, the Distributor and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.77%	0.79%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.33%	1.32%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and both redeem and hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses remain the same. The numbers in the Small Cap Growth Fund column show costs both with, and without, reflecting the 1.00% contingent deferred sales charge generally applicable to the redemption of Small Cap Growth Fund’s Class C Shares. The Small Cap Growth Fund’s 1.00% contingent deferred sales charge will not be imposed in the course of the Reorganization.

	Small Cap Growth Fund	Small Cap Growth Fund Without Redemptions	Small Cap Growth Fund Pro Forma Combined	Small Cap Growth Fund Pro Forma Combined Without Redemptions
1 Year	$313	$213	$234	$134
3 Years	658	658	584	584
5 Years	1,129	1,129	1,061	1,061
10 Years	2,432	2,432	2,379	2,379

Institutional I Shares

Shareholder Fees

	Small Cap Stock Fund — Institutional I Shares	Small Cap Growth Fund — Institutional I Shares	Small Cap Growth Fund — Institutional I Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.45%	0.49%	0.50%

Total Direct Annual Fund Operating Expenses[1]	1.30%	1.34%	1.35%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Direct and Acquired Gross Annual Fund Operating Expenses	1.31%	1.35%	1.36%

(1)	MTBIA has made a commitment to the Board to waive a portion of the advisory Fees for the combined fund for a period of one year following the Closing Date of the Reorganization. The expense cap of the Pro Forma Combined Fund is expected to be 1.0169% which is net of 12b-1 and shareholder servicing fees. Although not contractually obligated to do so, the Distributor and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the six months ended October 31, 2008. These waivers include reimbursements to the Fund of Rule 12b-1 fees and/or shareholder service fees imposed on shares sold by certain intermediaries. Because the Fund cannot accurately predict the amount of these reimbursements, the pro forma waivers shown below assume that these reimbursements were not made.

Total Waivers of Fund Expenses	0.21%	0.16%	0.17%

Total Direct and Acquired Net Annual Fund Operating Expenses	1.10%	1.19%	1.19%

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional I Shares operating expenses remain the same.

	Small Cap Stock Fund	Small Cap Growth Fund	Small Cap Growth Fund Pro Forma Combined
1 Year	$133	$137	$121
3 Years	414	427	414
5 Years	717	739	728
10 Years	1,578	1,623	1,620

Performance Information

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze investment risks in light of historical returns. The bar charts show the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return tables show returns averaged over the stated periods, and include comparative performance information. Performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

MTB EQUITY INCOME FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (15.46)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (“S&P 500”) and the Russell 1000 Value Index (“Russell 1000 Value”), each a broad-based market index, and the Lipper Equity Income Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Equity Income Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell 1000 Value Index replaced the S&P 500 Index as the primary benchmark for the Fund because the Russell 1000 Value Index more accurately reflects the composition of the Fund’s portfolio.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(3.96)%	10.12%	4.00%	N/A
Return After Taxes on Distributions(2)	(8.76)%	6.83%	1.68%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.43)%	7.50%	2.45%	N/A
Class B Shares
Return Before Taxes	(4.67)%	N/A	N/A	8.83%
Russell 1000 Value	(0.17)%	14.63%	7.68%	N/A
S&P 500	5.49%	12.83%	5.91%	N/A
Lipper Equity Income Funds Average	4.00%	12.94%	6.58%	N/A

(1)	The Fund’s Class B Shares start of performance date was August 25, 2003.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Performance Information

Risk/Return Bar Chart

MTB LARGE CAP VALUE FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (23.85)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Value Index (“Russell 1000 Value”), the Standard & Poor’s 500/Citigroup Value Index (“S&P 500/CV”), each a broad-based market index, and the Lipper Large Cap Value Funds Average. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Lipper Large Cap Value Funds Average is a composite of the mutual funds designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell 1000 Value Index replaced the S&P 500/CV Index as the primary benchmark for the Fund because the Russell 1000 Value Index more accurately reflects the composition of the Fund’s portfolio.

For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	2.33%	14.23%	5.20%	N/A
Return After Taxes on Distributions(2)	1.00%	13.15%	4.23%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	2.54%	12.13%	4.05%	N/A
Class B Shares
Return Before Taxes	1.37%	13.21%	N/A	4.27%
Russell 1000 Value Index	5.77%	13.43%	6.20%	N/A
S&P 500/CV	1.99%	14.73%	6.66%	N/A
Lipper Large Cap Value Funds Average	2.31%	13.16%	6.23%	N/A

(1)	The Fund’s Class B Shares start of performance date was December 10, 1999.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Performance Information

Risk/Return Bar Chart

MTB LARGE CAP STOCK FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (21.47)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Index (S&P 500), a broad-based market index, and the Lipper Multi-Cap Funds Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Multi-Cap Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	8.80%	10.48%	4.33%
Return After Taxes on Distributions(1)	6.50%	9.12%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.47%	8.79%	3.12%
Class B Shares
Return Before Taxes	7.92%	9.65%	3.40%
S&P 500	5.49%	12.83%	5.91%
Lipper Multi-Cap Core Funds Average	6.45%	13.39%	7.07%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Performance Information

Risk/Return Bar Chart

MTB LARGE CAP GROWTH FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (21.48)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), a broad-based market index, and the Lipper Large-Cap Growth Funds Average. The S&P 500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Large-Cap Growth Funds Average is a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	8.73%	8.38%	(0.53)%
Return After Taxes on Distributions(2)	8.19%	8.27%	(0.60)%
Return After Taxes on Distributions and Sale of Fund Shares(2)	6.20%	7.26%	(0.46)%
Class B Shares
Return Before Taxes	7.96%	7.55%	(1.74)%
S&P 500/CG	9.13%	10.94%	5.59	%(3)
Lipper Large-Cap Growth Funds Average	14.02%	11.85%	7.42	%(3)

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3)	Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of March 20, 2000.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Performance Information

Risk/Return Bar Chart

MTB MID CAP STOCK FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (21.49)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index, and the Lipper Mid Cap Core Funds Average. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The Lipper Mid Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	3.90%	13.07%	6.31%	N/A
Return After Taxes on Distributions(2)	2.30%	11.18%	4.68%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	4.15%	10.86%	4.78%	N/A
Class B Shares
Return Before Taxes	2.97%	12.09%	N/A	6.54%
S&P Mid Cap 400	7.98%	16.20%	11.20%	N/A
Lipper Mid Cap Core Funds Average	6.23%	15.49%	9.61%	N/A

(1)	The Fund’s Class B Shares start of performance date was March 16, 2000.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Performance Information

Risk/Return Bar Chart

MTB MID CAP GROWTH FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (21.96)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid Cap Growth Index (“Russell Mid Cap Growth”), the Standard & Poor’s Mid Cap 400/Citigroup Growth Index (“S&P Mid Cap 400/CG”), each a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The Russell Mid Cap Growth Index is an unmanaged index comprised of the smallest 800 securities in the Russell 1000. The S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective January 1, 2008, the Russell Mid Cap Growth Index replaced the S&P Mid Cap 400/CG Index as the primary benchmark for the Fund because the Russell Mid Cap Growth Index more accurately reflects the composition of the Fund’s portfolio.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	17.85%	16.28%	9.75%	N/A
Return After Taxes on Distributions(2)	14.92%	14.67%	7.97%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	14.53%	14.01%	7.91%	N/A
Class B Shares
Return Before Taxes	16.94%	N/A	N/A	13.70%
Russell Mid Cap Growth	11.43%	17.90%	7.59%	N/A
S&P Mid Cap 400/CG	13.50%	15.28%	11.12%	N/A
Lipper Mid Cap Growth Funds Average	16.58%	16.50%	7.72%	N/A

(1)	The Fund’s Class B Shares start of performance date was August 25, 2003.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Performance Information

Risk/Return Bar Chart

MTB SMALL CAP STOCK FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (21.43)%.

Average Annual Total Return Table

The following table represents Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index and Lipper Small Cap Core Funds Average. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Lipper Small Cap Core Fund Average is a composite of mutual funds, designed by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating back to July 1, 1994 and prior to the Small Cap Stock Fund’s commencement of operations February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Returns Before Taxes	3.12%	16.93%	9.02%	N/A
Returns After Taxes on Distributions(2)	(2.16)%	13.17%	5.41%	N/A
Returns After Taxes on Distributions and Sale of Fund Shares(2)	4.51%	13.72%	6.10%	N/A
Class B Shares
Returns Before Taxes	2.42%	16.06%	N/A	9.14%
Russell 2000	(1.57)%	16.25%	7.08%	N/A
Lipper Small Cap Core Funds Average	(0.75)%	15.49%	8.26%	N/A

(1)	The Fund’s Class B Shares start of performance date was January 10, 2001.
(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Performance Information

Risk/Return Bar Chart

MTB SMALL CAP GROWTH FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was (24.31)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2007. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell 2000 Growth), a broad-based market index, and the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	11.93%	17.03%	15.17%
Return After Taxes on Distributions(1)	6.49%	14.11%	11.87%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.27%	13.35%	11.50%
Class B Shares
Return Before Taxes	11.07%	16.17%	14.41%
Class C Shares
Return Before Taxes	11.94%	16.73%	14.40%
Russell 2000 Growth	7.05%	16.50%	4.32%
Lipper Small Cap Growth Funds Average	8.74%	15.48%	7.35%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Financial Highlights

The Financial Highlights will help you understand the Funds’ financial performance for the past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains.

Information for the five years ended April 30, 2008 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

EQUITY INCOME FUND — CLASS A SHARES

	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.46		$9.13	$8.64	$9.78	$9.69	$8.16
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.16 (c)	0.18	0.15	0.17	0.14
Net realized and unrealized gain (loss)	(2.06)		(1.13)	1.37	1.20	0.47	1.51
Total Income (Loss) From Operations	(1.99)		(0.97)	1.55	1.35	0.64	1.65
Less Distributions From:
Net Investment Income	(0.07)		(0.15)	(0.17)	(0.16)	(0.17)	(0.12)
Net Realized gains	—		(1.55)	(0.89)	(2.33)	(0.38)	—
Total Distributions	(0.07)		(1.70)	(1.06)	(2.49)	(0.55)	(0.12)
Net Asset Value, End of Period	$4.40		$6.46	$9.13	$8.64	$9.78	$9.69
Total Return(a)	(31.02)%		(11.16)%	19.14%	16.21%	6.59%	20.25%
Net Assets, End of Period (millions)	$2,185		$3,645	$4,600	$5,289	$4,898	$5,245
Ratios to Average Net Assets
Gross Expense	1.74	%(e)	1.60%	1.53%	1.50%	1.50%	1.62%
Net Expenses(b)	1.16	%(e)	1.19%	1.22%	1.23%	1.22%	1.17%
Net Investment Income	2.49	%(e)	1.99%	1.92%	1.66%	1.72%	1.41%
Portfolio Turnover Rate	61%		78%	86%	90%	148%	30%

EQUITY INCOME FUND — CLASS B SHARES

	2008(f)		2008	2007	2006	2005	2004(d)
Net Asset Value, Beginning of Period	$6.42		$9.08	$8.60	$9.74	$9.65	$8.71
Income (Loss) From Operations:
Net Investment Income	0.05	(c)	0.10 (c)	0.10	0.09	0.10	0.04
Net realized and unrealized gain (loss)	(2.04)		(1.12)	1.38	1.19	0.46	0.95
Total Income (Loss) From Operations	(1.99)		(1.02)	1.48	1.28	0.56	0.99
Less Distributions From:
Net Investment Income	(0.05)		(0.09)	(0.11)	(0.09)	(0.09)	(0.05)
Net Realized gains	—		(1.55)	(0.89)	(2.33)	(0.38)	—
Total Distributions	(0.05)		(1.64)	(1.00)	(2.42)	(0.47)	(0.05)
Net Asset Value, End of Period	$4.38		$6.42	$9.08	$8.60	$9.74	$9.65
Total Return(a)	(31.16)%		(11.74)%	18.27%	15.45%	5.79%	11.39%
Net Assets, End of Period (millions)	$243		$334	$375	$301	$207	$143
Ratios to Average Net Assets
Gross Expense	2.25	%(e)	2.10%	2.03%	2.00%	2.00%	1.98	%(e)
Net Expenses(b)	1.92	%(e)	1.94%	1.94%	1.94%	1.94%	1.97	%(e)
Net Investment Income	1.73	%(e)	1.24%	1.16%	0.96%	1.02%	0.30	%(e)
Portfolio Turnover Rate	61%		78%	86%	90%	148%	30%

EQUITY INCOME FUND — INSTITUTIONAL I SHARES

	2008(f)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.42		$9.08	$8.60	$9.74	$9.66	$8.14
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.17 (c)	0.18	0.18	0.19	0.15
Net realized and unrealized gain (loss)	(2.04)		(1.12)	1.38	1.19	0.46	1.51
Total Income (Loss) From Operations	(1.97)		(0.95)	1.56	1.37	0.65	1.66
Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.19)	(0.18)	(0.19)	(0.14)
Net Realized gains	—		(1.55)	(0.89)	(2.33)	(0.38)	—
Total Distributions	(0.08)		(1.71)	(1.08)	(2.51)	(0.57)	(0.14)
Net Asset Value, End of Period	$4.37		$6.42	$9.08	$8.60	$9.74	$9.66
Total Return(a)	(31.01)%		(11.00)%	19.37%	16.54%	6.72%	20.49%
Net Assets, End of Period (millions)	$15,276		$25,771	$49,126	$57,930	$73,761	$72,887
Ratios to Average Net Assets
Gross Expense	1.49	%(e)	1.33%	1.28%	1.24%	1.25%	1.18%
Net Expenses(b)	1.03	%(e)	1.06%	1.01%	0.99%	0.99%	1.01%
Net Investment Income	2.62	%(e)	2.08%	2.12%	1.91%	1.94%	1.58%
Portfolio Turnover Rate	61%		78%	86%	90%	148%	30%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP VALUE FUND — CLASS A SHARES

	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.32		$13.41		$12.44		$10.93	$10.36	$8.41
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.12	(c)	0.12		0.10	0.11	0.08	(c)
Net realized and unrealized gain (loss)	(3.75)		(1.35)		1.80		2.29	0.55	1.95
Total Income (Loss) From Operations	(3.64)		(1.23)		1.92		2.39	0.66	2.03
Less Distributions From:
Net Investment Income	(0.08)		(0.12)		(0.12)		(0.10)	(0.09)	(0.08)
Net Realized gains	—		(0.74)		(0.83)		(0.78)	—	—
Total Distributions	(0.08)		(0.86)		(0.95)		(0.88)	(0.09)	(0.08)
Net Asset Value, End of Period	$7.60		$11.32		$13.41		$12.44	$10.93	$10.36
Total Return(a)	(32.34)%		(9.56)%		16.10%		22.45%	6.35%	24.22%
Net Assets, End of Period (millions)	$3,773		$40,021		$39,023		$34,187	$26,161	$46,107
Ratios to Average Net Assets
Gross Expense	1.33	%(f)	1.31%		1.21%		1.27%	1.47%	1.31%
Net Expenses(b)	0.37	%(f)	1.03%		0.93%		0.98%	1.12%	1.06%
Net Investment Income	2.43	%(f)	0.93%		0.94%		0.86%	0.88%	0.83%
Portfolio Turnover Rate	11%		17%		18%		18%	126%	27%

LARGE CAP VALUE FUND — CLASS B SHARES

	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.15		$13.21		$12.27		$10.80	$10.24	$8.32
Income (Loss) From Operations:
Net Investment Income	0.02	(c)	0.01	( c)	(0.00	)(d)	0.00 (d)	0.01	(0.01	)(c)
Net realized and unrealized gain (loss)	(3.68)		(1.32)		1.78		2.25	0.55	1.93
Total Income (Loss) From Operations	(3.66)		(1.31)		1.78		2.25	0.56	1.92
Less Distributions From:
Net Investment Income	—		(0.01)		(0.01)		—	—	—
Net Realized gains	—		(0.74)		(0.83)		(0.78)	—	—
Total Distributions	—		(0.75)		(0.84)		(0.78)	—	—
Net Asset Value, End of Period	$7.49		$11.15		$13.21		$12.27	$10.80	$10.24
Total Return(a)	(32.83)%		(10.30)%		15.01%		21.38%	5.47%	23.08%
Net Assets, End of Period (millions)	$746		$1,232		$1,418		$1,229	$819	$683
Ratios to Average Net Assets
Gross Expense	1.85	%(f)	1.87%		1.88%		1.92%	1.97%	1.98%
Net Expenses(b)	1.83	%(f)	1.85%		1.88%		1.92%	1.92%	1.98%
Net Investment Income	0.43	%(f)	0.11%		-0.01%		-0.07%	0.08%	-0.07%
Portfolio Turnover Rate	11%		17%		18%		18%	126%	27%

LARGE CAP VALUE FUND — INSTITUTIONAL I SHARES

	2008(g)		2008	2007	2006	2005	2004(e)
Net Asset Value, Beginning of Period	$11.34		$13.41	$12.45	$10.93	$10.37	$9.26
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.13 (c)	0.11	0.10	0.10	0.06	(c)
Net realized and unrealized gain (loss)	(3.73)		(1.34)	1.79	2.29	0.56	1.12
Total Income (Loss) From Operations	(3.67)		(1.21)	1.90	2.39	0.66	1.18
Less Distributions From:
Net Investment Income	(0.07)		(0.12)	(0.11)	(0.09)	(0.10)	(0.07)
Net Realized gains	—		(0.74)	(0.83)	(0.78)	—	—
Total Distributions	(0.07)		(0.86)	(0.94)	(0.87)	(0.10)	(0.07)
Net Asset Value, End of Period	$7.60		$11.34	$13.41	$12.45	$10.93	$10.37
Total Return(a)	(32.55)%		(9.42)%	15.92%	22.54%	6.35%	21.71%
Net Assets, End of Period (millions)	$109,916		$121,163	$133,496	$115,735	$75,564	$43,139
Ratios to Average Net Assets
Gross Expense	1.10	%(f)	1.13%	1.14%	1.17%	1.22%	1.20	%(f)
Net Expenses(b)	0.95	%(f)	0.97%	1.00%	1.03%	1.03%	1.06	%(f)
Net Investment Income	1.25	%(f)	0.99%	0.88%	0.82%	0.94%	0.86	%(f)
Portfolio Turnover Rate	11%		17%	18%	18%	126%	27%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less one year, if any, are not annualized.

(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP STOCK FUND — CLASS A SHARES

	2008(e)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.95		$9.39		$8.66	$8.38	$9.11	$7.47
Income (Loss) From Operations:
Net Investment Income	0.04	(c)	0.06	(c)	0.03	0.03	0.05	0.01	(c)
Net realized and unrealized gain (loss)	(2.47)		(0.21)		0.94	0.92	0.20	1.64
Total Income (Loss) From Operations	(2.43)		(0.15)		0.97	0.95	0.25	1.65
Less Distributions From:
Net Investment Income	—		(0.05)		(0.04)	(0.04)	(0.02)	(0.01)
Net Realized gains	—		(1.24)		(0.20)	(0.63)	(0.96)	—
Total Distributions	—		(1.29)		(0.24)	(0.67)	(0.98)	(0.01)
Net Asset Value, End of Period	$5.52		$7.95		$9.39	$8.66	$8.38	$9.11
Total Return(a)	(30.57)%		(2.31)%		11.30%	11.50%	2.71%	22.16%
Net Assets, End of Period (millions)	$17,232		$27,500		$33,792	$35,490	$39,417	$64,755
Ratios to Average Net Assets
Gross Expense	1.53	%(f)	1.58%		1.53%	1.51%	1.52%	1.54%
Net Expenses(b)	1.22	%(f)	1.25%		1.26%	1.27%	1.26%	1.26%
Net Investment Income	1.12	%(f)	0.70%		0.40%	0.37%	0.45%	0.07%
Portfolio Turnover Rate	3%		16%		35%	47%	39%	84%

LARGE CAP STOCK FUND — CLASS B SHARES

	2008(e)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.39		$8.88		$8.20	$7.97	$8.76	$7.23
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	(0.00	)(c)(d)	(0.03)	(0.06)	(0.03)	(0.05	)(c)
Net realized and unrealized gain (loss)	(2.29)		(0.21)		0.91	0.89	0.20	1.58
Total Income (Loss) From Operations	(2.28)		(0.21)		0.88	0.83	0.17	1.53
Less Distributions From:
Net Investment Income	—		(0.04)		—	(0.02)	—	—
Net Realized gains	—		(1.24)		(0.20)	(0.58)	(0.96)	—
Total Distributions	—		(1.28)		(0.20)	(0.60)	(0.96)	—
Net Asset Value, End of Period	$5.11		$7.39		$8.88	$8.20	$7.97	$8.76
Total Return(a)	(30.85)%		(3.10)%		10.56%	10.62%	1.91%	21.16%
Net Assets, End of Period (millions)	$2,431		$3,832		$5,652	$8,453	$10,920	$12,116
Ratios to Average Net Assets
Gross Expense	2.03	%(f)	2.08%		2.03%	2.00%	2.02%	2.09%
Net Expenses(b)	1.97	%(f)	2.00%		2.00%	1.99%	2.00%	2.02%
Net Investment Income	(0.37	)%(f)	(0.05)%		(0.33)%	(0.36)%	(0.34)%	(0.63)%
Portfolio Turnover Rate	3%		16%		35%	47%	39%	84%

LARGE CAP STOCK FUND — INSTITUTIONAL I SHARES

	2008(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.90		$9.33	$8.59	$8.32	$9.07	$7.45
Income (Loss) From Operations:
Net Investment Income	0.04	(c)	0.08 (c)	0.05	0.04	0.05	0.03 (c)
Net realized and unrealized gain (loss)	(2.46)		(0.22)	0.94	0.90	0.21	1.63
Total Income (Loss) From Operations	(2.42)		(0.14)	0.99	0.94	0.26	1.66
Less Distributions From:
Net Investment Income	—		(0.05)	(0.05)	(0.04)	(0.05)	(0.04)
Net Realized gains	—		(1.24)	(0.20)	(0.63)	(0.96)	—
Total Distributions	—		(1.29)	(0.25)	(0.67)	(1.01)	(0.04)
Net Asset Value, End of Period	$5.48		$7.90	$9.33	$8.59	$8.32	$9.07
Total Return(a)	(30.63)%		(2.20)%	11.65%	11.61%	2.83%	22.35%
Net Assets, End of Period (millions)	$76,839		$120,393	$195,029	$304,921	$307,212	$409,916
Ratios to Average Net Assets
Gross Expense	1.28	%(f)	1.32%	1.27%	1.25%	1.27%	1.29%
Net Expenses(b)	1.09	%(f)	1.11%	1.09%	1.09%	1.10%	1.11%
Net Investment Income	1.24	%(f)	0.86%	0.57%	0.54%	0.57%	0.39%
Portfolio Turnover Rate	3%		16%	35%	47%	39%	84%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP GROWTH FUND — CLASS A SHARES

	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$8.75		$9.29		$8.30		$7.48	$7.60	$6.68
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.00	(c)(d)	0.01	(c)	(0.01)	0.18	0.00	(c)(d)
Net realized and unrealized gain (loss)	(2.70)		(0.27)		0.98		0.84	(0.30)	0.92
Total Income (Loss) From Operations	(2.69)		(0.27)		0.99		0.83	(0.12)	0.92
Less Distributions From:
Net Investment Income	—		(0.02)		—		(0.01)	—	—
Net Realized gains	—		(0.25)		—		—	—	—
Capital	—		0.00	(d)	—		—	—	—
Total Distributions	—		(0.27)		—		(0.01)	—	—
Net Asset Value, End of Period	$6.06		$8.75		$9.29		$8.30	$7.48	$7.60
Total Return(a)	(30.74)%		(3.09)%		11.93%		11.05%	(1.58)%	13.77%
Net Assets, End of Period (millions)	$1,119		$1,858		$1,987		$2,936	$2,429	$11,211
Ratios to Average Net Assets
Gross Expense	1.55	%(f)	1.63%		1.71%		1.69%	1.74%	1.75%
Net Expenses(b)	1.27	%(f)	1.31%		1.32%		1.29%	1.31%	1.27%
Net Investment Income	0.15	%(f)	0.05%		0.16%		0.06%	0.55%	(0.05)%
Portfolio Turnover Rate	42%		76%		56%		64%	130%	68%

LARGE CAP GROWTH FUND — CLASS B SHARES

	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$8.18		$8.77		$7.89		$7.16	$7.33	$6.49
Income (Loss) From Operations:
Net Investment Income	(0.02	)(c)	(0.06	)(c)	(0.05	)(c)	(0.06)	(0.03)	(0.06	)(c)
Net realized and unrealized gain (loss)	(2.51)		(0.27)		0.93		0.79	(0.14)	0.90
Total Income (Loss) From Operations	(2.53)		(0.33)		0.88		0.73	(0.17)	0.84
Less Distributions From:
Net Investment Income	—		(0.01)		—		—	—	—
Net Realized gains	—		(0.25)		—		—	—	—
Capital	—		0.00	(d)	—		—	—	—
Total Distributions	—		(0.26)		—		—	—	—
Net Asset Value, End of Period	$5.65		$8.18		$8.77		$7.89	$7.16	$7.33
Total Return(a)	(30.93)%		(3.91)%		11.15%		10.20%	(2.32)%	12.94%
Net Assets, End of Period (millions)	$649		$964		$1,229		$1,316	$1,252	$1,261
Ratios to Average Net Assets
Gross Expense	2.06	%(f)	2.13%		2.21%		2.21%	2.24%	2.32%
Net Expenses(b)	2.02	%(f)	2.05%		2.07%		2.07%	2.07%	2.14%
Net Investment Income	(0.61	)%(f)	(0.69)%		(0.60)%		(0.71)%	(0.49)%	(0.90)%
Portfolio Turnover Rate	42%		76%		56%		64%	130%	68%

LARGE CAP GROWTH FUND — INSTITUTIONAL I SHARES

	2008(g)		2008	2007	2006	2005	2004(e)
Net Asset Value, Beginning of Period	$8.75		$9.28	$8.30	$7.47	$7.60	$7.05
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01 (c)	0.03 (c)	0.01	0.02	0.00	(c)(d)
Net realized and unrealized gain (loss)	(2.70)		(0.27)	0.97	0.83	(0.12)	0.55
Total Income (Loss) From Operations	(2.69)		(0.26)	1.00	0.84	(0.10)	0.55
Less Distributions From:
Net Investment Income	—		(0.02)	(0.02)	(0.01)	(0.03)	—
Net Realized gains	—		(0.25)	—	—	—	—
Capital	—		0.00 (d)	—	—	—	—
Total Distributions	—		(0.27)	(0.02)	(0.01)	(0.03)	—
Net Asset Value, End of Period	$6.06		$8.75	$9.28	$8.30	$7.47	$7.60
Total Return (a)	(30.74)%		(2.97)%	12.09%	11.30%	(1.35)%	7.80%
Net Assets, End of Period (millions)	$47,607		$69,988	$49,283	$47,656	$48,452	$35,205
Ratios to Average Net Assets
Gross Expense	1.31	%(f)	1.38%	1.46%	1.46%	1.49%	1.49	%(f)
Net Expenses (b)	1.14	%(f)	1.17%	1.15%	1.13%	1.14%	1.19	%(f)
Net Investment Income	0.27	%(f)	0.16%	0.30%	0.22%	0.35%	(0.02	)%(f)
Portfolio Turnover Rate	42%		76%	56%	64%	130%	68%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP STOCK FUND — CLASS A SHARES

	2008(g)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.45		$16.19		$16.47		$15.62		$15.01		$11.91
Income (Loss) From Operations:
Net Investment Income	0.06	(c)	0.05	(c)	0.07	(c)	0.07		(0.01	)(c)	(0.05)
Net realized and unrealized gain (loss)	(5.02)		(1.43)		1.76		3.81		1.21		3.15
Total Income (Loss) From Operations	(4.96)		(1.38)		1.83		3.88		1.20		3.10
Less Distributions From:
Net Investment Income	—		(0.05)		(0.11)		—		—		—
Net Realized gains	—		(1.31)		(2.00)		(3.03)		(0.59)		—
Total Distributions	—		(1.36)		(2.11)		(3.03)		(0.59)		—
Net Asset Value, End of Period	$8.49		$13.45		$16.19		$16.47		$15.62		$15.01
Total Return(a)	(36.88)%		(8.79)%		12.06%		26.76%		7.87%		26.03%
Net Assets, End of Period (millions)	$16,931		$40,994		$47,479		$67,176		$59,045		$68,327
Ratios to Average Net Assets
Gross Expense	1.50	%(f)	1.61%		1.51%		1.53%		1.62%		1.54%
Net Expenses(b)	1.14	%(f)	1.25%		1.15%		1.13%		1.19%		1.22%
Net Investment Income	0.96	%(f)	0.32%		0.43%		0.42%		(0.09)%		(0.25)%
Portfolio Turnover Rate	18%		40%		47%		51%		210%		99%

MID CAP STOCK FUND — CLASS B SHARES

	2008(g)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$12.25		$14.98		$15.43		$14.92		$14.48		$11.59
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	(0.06	)(c)	(0.06	)(c)	(0.00	)(d)	(0.14	)(c)	(0.14)
Net realized and unrealized gain (loss)	(4.56)		(1.32)		1.63		3.54		1.17		3.03
Total Income (Loss) From Operations	(4.55)		(1.38)		1.57		3.54		1.03		2.89
Less Distributions From:
Net Investment Income	—		(0.04)		(0.02)		—		—		—
Net Realized gains	—		(1.31)		(2.00)		(3.03)		(0.59)		—
Total Distributions	—		(1.35)		(2.02)		(3.03)		(0.59)		—
Net Asset Value, End of Period	$7.70		$12.25		$14.98		$15.43		$14.92		$14.48
Total Return(a)	(37.14)%		(9.51)%		11.09%		25.65%		6.97%		24.94%
Net Assets, End of Period (millions)	$1,159		$2,019		$2,786		$3,155		$2,536		$2,333
Ratios to Average Net Assets
Gross Expense	2.11	%(f)	2.13%		2.08%		2.09%		2.12%		2.12%
Net Expenses(b)	2.00	%(f)	2.02%		2.03%		2.03%		2.03%		2.12%
Net Investment Income	0.17	%(f)	(0.46)%		(0.43)%		(0.48)%		(0.92)%		(1.16)%
Portfolio Turnover Rate	18%		40%		47%		51%		210%		99%

MID CAP STOCK FUND — INSTITUTIONAL I SHARES

	2008(g)		2008	2007	2006	2005		2004(e)
Net Asset Value, Beginning of Period	$13.48		$16.21	$16.48	$15.63	$15.02		$13.14
Income (Loss) From Operations:
Net Investment Income	0.07	(c)	0.06 (c)	0.07 (c)	0.06	(0.01	)(c)	(0.02)
Net realized and unrealized gain (loss)	(5.04)		(1.43)	1.76	3.82	1.21		1.90
Total Income (Loss) From Operations	(4.97)		(1.37)	1.83	3.88	1.20		1.88
Less Distributions From:
Net Investment Income	—		(0.05)	(0.10)	—	—		—
Net Realized gains	—		(1.31)	(2.00)	(3.03)	(0.59)		—
Total Distributions	—		(1.36)	(2.10)	(3.03)	(0.59)		—
Net Asset Value, End of Period	$8.51		$13.48	$16.21	$16.48	$15.63		$15.02
Total Return(a)	(36.87)%		(8.70)%	12.10%	26.73%	7.86%		14.31%
Net Assets, End of Period (millions)	$50,396		$68,490	$84,953	$91,523	$74,897		$70,539
Ratios to Average Net Assets
Gross Expense	1.36	%(f)	1.38%	1.33%	1.35%	1.37%		1.35	%(f)
Net Expenses(b)	1.12	%(f)	1.14%	1.15%	1.15%	1.15%		1.21	%(f)
Net Investment Income	1.10	%(f)	0.42%	0.44%	0.40%	(0.04)%		(0.28	)%(f)
Portfolio Turnover Rate	18%		40%	47%	51%	210%		99%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP GROWTH FUND — CLASS A SHARES

	2008(f)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.43		$15.05		$16.29		$14.06		$13.49		$10.15
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	(0.09	)(c)	(0.07	)(c)	(0.06	)(c)	(0.12	)(c)	(0.07)
Net realized and unrealized gain (loss)	(5.05)		0.74		0.99		4.13		0.92		3.41
Total Income (Loss) From Operations	(5.04)		0.65		0.92		4.07		0.80		3.34
Less Distributions From:
Net Investment Income	—		(2.27)		—		—		—		—
Net Realized gains	—		—		(2.16)		(1.84)		(0.23)		—
Total Distributions	—		(2.27)		(2.16)		(1.84)		(0.23)		—
Net Asset Value, End of Period	$8.39		$13.43		$15.05		$16.49		$14.06		$13.49
Total Return(a)	(37.53)%		4.48%		6.64%		30.27%		5.83%		32.91%
Net Assets, End of Period (millions)	$3,543		$6,314		$6,930		$7,734		$6,317		$6,635
Ratios to Average Net Assets
Gross Expense	1.56	%(e)	1.66%		1.64%		1.61%		1.63%		1.74%
Net Expenses(b)	1.06	%(e)	1.25%		1.29%		1.29%		1.29%		1.25%
Net Investment Income	0.23	%(e)	(0.60)%		(0.51)%		(0.41)%		(0.86)%		(0.56)%
Portfolio Turnover Rate	21%		58%		75%		79%		52%		99%

MID CAP GROWTH FUND — CLASS B SHARES

	2008(f)		2008		2007		2006		2005		2004(d)
Net Asset Value, Beginning of Period	$12.90		$14.65		$16.02		$13.96		$13.50		$11.81
Income (Loss) From Operations:
Net Investment Income	(0.03	)(c)	(0.19	)(c)	(0.18	)(c)	(0.18	)(c)	(0.23	)(c)	(0.06)
Net realized and unrealized gain (loss)	(4.84)		0.71		0.97		4.08		0.92		1.75
Total Income (Loss) From Operations	(4.87)		0.52		0.79		3.90		0.69		1.69
Less Distributions From:
Net Investment Income	—		(2.27)		—		—		—		—
Net Realized gains	—		—		(2.16)		(1.84)		(0.23)		—
Total Distributions	—		(2.27)		(2.16)		(1.84)		(0.23)		—
Net Asset Value, End of Period	$8.03		$12.90		$14.65		$16.02		$13.96		$13.50
Total Return(a)	(37.75)%		3.67%		5.91%		29.23%		5.01%		14.31%
Net Assets, End of Period (millions)	$322		$528		$646		$647		$312		$125
Ratios to Average Net Assets
Gross Expense	2.07	%(e)	2.05%		2.13%		2.12%		2.13%		2.13	%(e)
Net Expenses(b)	1.82	%(e)	1.90%		2.04%		2.05%		2.05%		2.08	%(e)
Net Investment Income	(0.51	)%(e)	(1.35)%		(1.26)%		(1.14)%		(1.62)%		(1.70	)%(e)
Portfolio Turnover Rate	21%		58%		75%		79%		52%		99%

MID CAP GROWTH FUND — INSTITUTIONAL I SHARES

	2008(f)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$13.66		$15.25		$16.45		$14.17		$13.57		$10.19
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	(0.07	)(c)	(0.05	)(c)	(0.04	)(c)	(0.10	)(c)	(0.05)
Net realized and unrealized gain (loss)	(5.14)		0.75		1.01		4.16		0.93		3.43
Total Income (Loss) From Operations	(5.11)		0.68		0.96		4.12		0.83		3.38
Less Distributions From:
Net Investment Income	—		(2.27)		—		—		—		—
Net Realized gains	—		—		(2.16)		(1.84)		(0.23)		—
Total Distributions	—		(2.27)		(2.16)		(1.84)		(0.23)		—
Net Asset Value, End of Period	$8.55		$13.66		$15.25		$16.45		$14.17		$13.57
Total Return(a)	(37.41)%		4.63%		6.83%		30.39%		6.02%		33.17%
Net Assets, End of Period (millions)	$49,425		$68,897		$53,180		$81,759		$75,904		$79,815
Ratios to Average Net Assets
Gross Expense	1.32	%(e)	1.41%		1.39%		1.36%		1.38%		1.31%
Net Expenses(b)	0.94	%(e)	1.11%		1.14%		1.13%		1.13%		1.09%
Net Investment Income	0.40	%(e)	(0.49)%		(0.35)%		(0.25)%		(0.70)%		(0.39)%
Portfolio Turnover Rate	21%		58%		75%		79%		52%		99%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.
(e)	Computed on an annualized basis.
(f)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP STOCK FUND — CLASS A SHARES

	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$5.23		$7.69		$9.95		$8.11	$9.30	$6.89
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01	(c)	0.00	(c)(d)	(0.01)	(0.02)	(0.03	)(c)
Net realized and unrealized gain (loss)	(1.56)		(0.86)		0.65		2.59	0.06	3.24
Total Income (Loss) From Operations	(1.55)		(0.85)		0.65		2.58	0.04	3.21
Less Distributions From:
Net Investment Income	—		(0.03)		—		—	—	—
Net Realized gains	—		(1.58)		(2.91)		(0.74)	(1.23)	(0.80)
Total Distributions	—		(1.61)		(2.91)		(0.74)	(1.23)	(0.80)
Net Asset Value, End of Period	$3.68		$5.23		$7.69		$9.95	$8.11	$9.30
Total Return(a)	(29.64)%		(13.29)%		7.89%		33.02%	(0.65)%	47.22%
Net Assets, End of Period (millions)	$3,368		$5,115		$6,037		$5,610	$4,735	$11,217
Ratios to Average Net Assets
Gross Expense	1.55	%(f)	1.63%		1.54%		1.54%	1.55%	1.42%
Net Expenses(b)	1.22	%(f)	1.27%		1.30%		1.30%	1.30%	1.25%
Net Investment Income	0.35	%(f)	0.08%		0.03%		(0.12)%	(0.14)%	(0.30)%
Portfolio Turnover Rate	84%		122%		155%		59%	90%	55%

SMALL CAP STOCK FUND — CLASS B SHARES

	2008(g)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$4.63		$7.04		$9.40		$7.76	$9.00	$6.74
Income (Loss) From Operations:
Net Investment Income	(0.01	)(c)	(0.04	)(c)	(0.06)		(0.05)	(0.05)	(0.10	)(c)
Net realized and unrealized gain (loss)	(1.37)		(0.77)		0.61		2.43	0.04	3.16
Total Income (Loss) From Operations	(1.38)		(0.81)		0.55		2.38	(0.01)	3.06
Less Distributions From:
Net Investment Income	—		(0.02)		—		—	—	—
Net Realized gains	—		(1.58)		(2.91)		(0.74)	(1.23)	(0.80)
Total Distributions	—		(1.60)		(2.91)		(0.74)	(1.23)	(0.80)
Net Asset Value, End of Period	$3.25		$4.63		$7.04		$9.40	$7.76	$9.00
Total Return(a)	(29.81)%		(13.93)%		7.19%		31.89%	(1.25)%	45.99%
Net Assets, End of Period (millions)	$746		$1,117		$1,541		$1,480	$1,100	$1,119
Ratios to Average Net Assets
Gross Expense	2.06	%(f)	2.12%		2.04%		2.03%	2.05%	2.05%
Net Expenses(b)	1.97	%(f)	2.02%		2.03%		2.02%	2.03%	2.05%
Net Investment Income	(0.40	)%(f)	(0.67)%		(0.70)%		(0.84)%	(0.85)%	(1.10)%
Portfolio Turnover Rate	84%		122%		155%		59%	90%	55%

SMALL CAP STOCK FUND — INSTITUTIONAL I SHARES

	2008(g)		2008	2007	2006		2005	2004(e)
Net Asset Value, Beginning of Period	$5.23		$7.68	$9.93	$8.10		$9.28	$8.41
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.01 (c)	0.01 (c)	(0.00	)(d)	0.00 (d)	(0.02	)(c)
Net realized and unrealized gain (loss)	(1.56)		(0.85)	0.65	2.57		0.05	1.69
Total Income (Loss) From Operations	(1.55)		(0.84)	0.66	2.57		0.05	1.67
Less Distributions From:
Net Investment Income	—		(0.03)	—	—		—	—
Net Realized gains	—		(1.58)	(2.91)	(0.74)		(1.23)	(0.80)
Total Distributions	—		(1.61)	(2.91)	(0.74)		(1.23)	(0.80)
Net Asset Value, End of Period	$3.68		$5.23	$7.68	$9.93		$8.10	$9.28
Total Return(a)	(29.64)%		(13.17)%	8.05%	32.94%		(0.53)%	20.36%
Net Assets, End of Period (millions)	$41,284		$67,031	$109,850	$186,735		$148,945	$136,862
Ratios to Average Net Assets
Gross Expense	1.30	%(f)	1.37%	1.26%	1.27%		1.30%	1.30	%(f)
Net Expenses(b)	1.09	%(f)	1.14%	1.22%	1.26%		1.28%	1.30	%(f)
Net Investment Income	0.47	%(f)	0.22%	0.13%	(0.08)%		(0.11)%	(0.35	)%(f)
Portfolio Turnover Rate	84%		122%	155%	59%		90%	55%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.
(e)	Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.
(f)	Computed on an annualized basis.
(g)	Six months ended October 31, 2008 (unaudited)

Financial Highlights

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP GROWTH FUND — CLASS A SHARES

	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$15.53		$19.40		$21.07		$14.53	$17.53	$11.99
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.17	)(c)	(0.13	)(c)	(0.05)	(0.04)	(0.17	)(c)
Net realized and unrealized gain (loss)	(5.18)		(0.65)		1.59		6.64	(1.12)	5.71

Total Income (Loss) From Operations	(5.22)		(0.82)		1.46		6.59	(1.16)	5.54

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(3.05)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(3.05)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$10.31		$15.53		$19.40		$21.07	$14.53	$17.53

Total Return(a)	(33.61)%		(5.26)%		8.08%		45.47%	(7.72)%	46.21%
Net Assets, End of Period (millions)	$30,022		$47,294		$55,406		$59,464	$50,027	$72,164
Ratios to Average Net Assets
Gross Expense	1.53	%(e)	1.62%		1.61%		1.68%	1.64%	1.78%
Net Expenses(b)	1.25	%(e)	1.31%		1.31%		1.31%	1.33%	1.36%
Net Investment Income	(0.55	)%(e)	(0.93)%		(0.68)%		(0.60)%	(0.63)%	(0.99)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

SMALL CAP GROWTH FUND — CLASS B SHARES

	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$14.47		$18.31		$20.20		$14.04	$17.11	$11.79
Income (Loss) From Operations:
Net Investment Income	(0.09	)(c)	(0.29	)(c)	(0.26	)(c)	(0.22)	(0.11)	(0.29	)(c)
Net realized and unrealized gain (loss)	(4.81)		(0.60)		1.50		6.43	(1.12)	5.61

Total Income (Loss) From Operations	(4.90)		(0.89)		1.24		6.21	(1.23)	5.32

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(2.95)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(2.95)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$9.57		$14.47		$18.31		$20.20	$14.04	$17.11

Total Return(a)	(33.86)%		(5.96)%		7.27%		44.35%	(8.35)%	45.12%
Net Assets, End of Period (millions)	$1,310		$2,119		$2,747		$2,940	$2,574	$2,859
Ratios to Average Net Assets
Gross Expense	2.09	%(e)	2.11%		2.11%		2.19%	2.14%	2.33%
Net Expenses(b)	2.06	%(e)	2.06%		2.05%		2.05%	2.06%	2.09%
Net Investment Income	(1.36	)%(e)	(1.68)%		(1.43)%		(1.34)%	(1.38)%	(1.73)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

SMALL CAP GROWTH FUND — CLASS C SHARES

	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$14.93		$18.75		$20.47		$14.12	$17.15	$11.81
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.15	)(c)	(0.13	)(c)	(0.04)	(0.17)	(0.30	)(c)
Net realized and unrealized gain (loss)	(4.98)		(0.63)		1.54		6.44	(1.02)	5.64

Total Income (Loss) From Operations	(5.02)		(0.78)		1.41		6.40	(1.19)	5.34

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(3.04)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(3.04)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$9.91		$14.93		$18.75		$20.47	$14.12	$17.15

Total Return(a)	(33.62)%		(5.23)%		8.06%		45.44%	(8.06)%	45.22%
Net Assets, End of Period (millions)	$280		$299		$287		$386	$344	$677
Ratios to Average Net Assets
Gross Expense	2.10	%(e)	1.47%		1.39%		1.42%	1.92%	2.55%
Net Expenses(b)	1.32	%(e)	1.28%		1.31%		1.28%	1.84%	2.12%
Net Investment Income	(0.58	)%(e)	(0.89)%		(0.68)%		(0.56)%	(1.12)%	(1.76)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

SMALL CAP GROWTH FUND — INSTITUTIONAL I SHARES

	2008(d)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$15.94		$19.83		$21.44		$14.77	$17.76	$12.13
Income (Loss) From Operations:
Net Investment Income	(0.04	)(c)	(0.15	)(c)	(0.11	)(c)	0.01	0.03	(0.15	)(c)
Net realized and unrealized gain (loss)	(5.31)		(0.67)		1.63		6.71	(1.18)	5.78

Total Income (Loss) From Operations	(5.35)		(0.82)		1.52		6.72	(1.15)	5.63

Less Distributions From:
Net Investment Income	—		—		—		—	—	—
Net Realized gains	—		(3.07)		(3.13)		(0.05)	(1.84)	—

Total Distributions	—		(3.07)		(3.13)		(0.05)	(1.84)	—

Net Asset Value, End of Period	$10.59		$15.94		$19.83		$21.44	$14.77	$17.76

Total Return(a)	(33.56)%		(5.16)%		8.22%		45.61%	(7.56)%	46.41%
Net Assets, End of Period (millions)	$97,982		$141,074		$126,882		$115,762	$77,827	$108,274
Ratios to Average Net Assets
Gross Expense	1.34	%(e)	1.38%		1.38%		1.45%	1.41%	1.31%
Net Expenses(b)	1.18	%(e)	1.19%		1.18%		1.17%	1.19%	1.20%
Net Investment Income	(0.47	)%(e)	(0.81)%		(0.56)%		(0.46)%	(0.50)%	(0.84)%
Portfolio Turnover Rate	487%		600%		452%		534%	443%	256%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Six months ended October 31, 2008 (unaudited)

Fund Management

The Board of the MTB Funds governs the MTB Funds and selects and oversees the Advisor, MTB Investment Advisors, Inc. (MTBIA), a subsidiary of M&T Bank. The Advisor manages each MTB Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of September 30, 2008, M&T Bank Corporation had $65.2 billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to the MTB Funds since 1988 and, as of September 30, 2008, managed approximately $15.7 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the MTB Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

As a consequence of the proposed Reorganizations, the sub-advisory agreement among CopperRock Capital Partners, LLC, MTBIA and MTB Funds on behalf of Small Cap Stock Fund, the sub-advisory agreement among DePrince, Race & Zollo, Inc., MTBIA and MTB Funds on behalf of Equity Income Fund, and the sub-advisory agreement among LSV Asset Management, MTBIA and MTB Funds on behalf of Mid Cap Stock Fund and Small Cap Stock Fund, would be terminated, while MTBIA remains as adviser to each of the Acquiring Funds.

A discussion of the review of the Funds’ investment advisory contract by the Board is available in the Funds’ Semi-Annual Report dated October 31, 2008.

The following individuals serve as portfolio managers of the Acquiring Funds.

Large Cap Value Fund

Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Kevin A. Hunter, Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2004, Mr. Hunter spent 20 years with Trust Company of the West (TCW) where he was a Managing Director and co-managed their convertible securities group. In addition, early in his career, Mr. Hunter was an Equity Research Analyst covering the healthcare and consumer staples industries at TCW. Mr. Hunter graduated magna cum laude from the University of California in Santa Barbara with a B.A. in Economics, and received his M.B.A. from the University of California in Los Angeles.

Large Cap Growth Fund

Allen J. Ashcroft, Jr., is an Administrative Vice President and has been Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 29 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Mid Cap Growth Fund

William F. Dwyer, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, the President and Chief Investment Officer of MTBIA since April 2003 and a Senior Vice President of M&T Bank since 2000. He was also the Chief Investment Officer of M&T Bank from 2000 to 2003. Mr. Dwyer earned his MBA from Western New England College in Springfield, Massachusetts and is a CFA Charterholder.

Mark Schultz, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on commercial services and supply companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Small Cap Growth Fund

Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 12 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the MTB Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.

James Thorne, Ph.D., has been a Senior Portfolio Manager of MTBIA since April 2007, and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 16 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.

Advisory and Other Fee Arrangements

The following table compares management fees for each Acquiring Fund and each corresponding Acquired Fund.

Fund Name	Advisory Fee Total
Large Cap Value Fund (Acquiring Fund)	0.70%
Equity Income Fund (Acquired Fund)	0.70%
Large Cap Growth Fund (Acquiring Fund)	0.85%
Large Cap Stock Fund (Acquired Fund)	0.85%
Mid Cap Growth Fund (Acquiring Fund)	0.85%
Mid Cap Stock Fund (Acquired Fund)	0.85%
Small Cap Growth Fund (Acquiring Fund)	0.85%
Small Cap Stock Fund (Acquired Fund)	0.85%

Administrative. MTBIA and The Bank of New York Mellon (BNY Mellon), serve as co-administrators to the MTB Funds and provide certain administrative personnel and services necessary to operate the MTB Funds. MTBIA and BNY Mellon provide these services at an annual rate based upon the average aggregate daily net assets of the MTB Funds. The rate charged by MTBIA is based on a scale that ranges from 0.015% to 0.033%. The rate charged by BNY Mellon is based on a scale that ranges from 0.018% to 0.027%.

Shareholder Servicing. The MTB Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class B Shares, Class C Shares and Institutional I Shares of the Funds, which is administered by ALPS Fund Services, Inc. to pay service fees to financial intermediaries (which may include the distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholder accounts. M&T Securities, Inc. has entered into a shareholder services agreement with ALPS Fund Services, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

Distribution (12b-1). ALPS Distributors, Inc. (Distributor) is the principal distributor for shares of the MTB Funds and offers shares of the MTB Funds on a continuous, best-efforts basis under a Distribution Agreement. The MTB Funds have adopted a Rule 12b-1 Plan on behalf of the Funds’ Class A Shares, Class B Shares and Class C Shares which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the MTB Funds for Class A Shares and up to 0.75% of the average daily net assets of the MTB Funds for Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, MTBIA and their affiliates. In the case of Class B Shares and Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Total Annual Fund Operating Expenses. The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Large Cap Value Fund were 1.03%, 1.85% and 0.97%, respectively, of average daily net assets (after reduction for voluntary waivers and reimbursements) for the fiscal year ended April 30, 2008. Without such waivers and reimbursements, the expense ratio of Class A Shares, Class B Shares and Institutional I Shares of Large Cap Value Fund would have been 1.31%, 1.87% and 1.13%, respectively, of average daily net assets. The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Equity Income Fund, were 1.19%, 1.94% and 1.06%, respectively, of average daily net assets (after reduction for voluntary waivers) for the fiscal year ended April 30, 2008. Without such waivers, the expense ratio for Class A Shares, Class B Shares and Institutional I Shares of Equity Income Fund would have been 1.60%, 2.10% and 1.33%, respectively, of average daily net assets.

The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Large Cap Growth Fund were 1.31%, 2.05% and 1.17%, respectively, of average daily net assets (after reduction for voluntary waivers) for the fiscal year ended April 30, 2008. Without such waivers, the expense ratio of Class A Shares, Class B Shares and Institutional I Shares of Large Cap Growth Fund would have been 1.63%, 2.13% and 1.38%, respectively, of average daily net assets. The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Large Cap Stock Fund, were 1.25%, 2.00% and 1.11%, respectively, of average daily net assets (after reduction for voluntary waivers and reimbursements) for the fiscal year ended April 30, 2008. Without such waivers and reimbursements, the expense ratio for Class A Shares, Class B Shares and Institutional I Shares of Large Cap Stock Fund would have been 1.58%, 2.08% and 1.32%, respectively, of average daily net assets.

The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Mid Cap Growth Fund were 1.25%, 1.90% and 1.11%, respectively, of average daily net assets (after reduction for voluntary waivers and reimbursements) for the fiscal year ended April 30, 2008. Without such waivers, the expense ratio of Class A Shares, Class B Shares and Institutional I Shares of Mid Cap Growth Fund would have been 1.66%, 2.05% and 1.41%, respectively, of average daily net assets. The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Mid Cap Stock Fund, were 1.25%, 2.02% and 1.14%, respectively, of average daily net assets (after reduction for voluntary waivers and reimbursements) for the fiscal year ended April 30, 2008. Without such waivers and reimbursements, the expense ratio for Class A Shares, Class B Shares and Institutional I Shares of Mid Cap Stock Fund would have been 1.61%, 2.13% and 1.38%, respectively, of average daily net assets.

The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares, Class C Shares and Institutional I Shares of Small Cap Growth Fund were 1.31%, 2.06%, 1.28% and 1.19%, respectively, of average daily net assets (after reduction for voluntary waivers and reimbursements) for the fiscal year ended April 30, 2008. Without such waivers, the expense ratio of Class A Shares, Class B Shares, Class C Shares and Institutional I Shares of Small Cap Growth Fund would have been 1.62%, 2.11%, 1.47% and 1.38%, respectively, of average daily net assets. The total annual fund operating expenses, as a percentage of average net assets, for Class A Shares, Class B Shares and Institutional I Shares of Small Cap Stock Fund, were 1.27%, 2.02% and 1.14%, respectively, of average daily net assets (after reduction for voluntary waivers and reimbursements) for the fiscal year ended April 30, 2008. Without such waivers and reimbursements, the expense ratio for Class A Shares, Class B Shares and Institutional I Shares of Small Cap Stock Fund would have been 1.63%, 2.12% and 1.37%, respectively, of average daily net assets.

The total annual fund operating expenses of each Acquired Fund and each Acquiring Fund are subject to voluntary expense caps that are effected primarily through a waiver of MTBIA’s investment advisory fee. Because of differences in these expense caps, current shareholders of Small Cap Stock Fund and Large Cap Stock Fund will experience a modest increase in total expenses as a result of the Reorganizations. MTBIA has made a commitment to the Board to waive a portion of the advisory fees of Small Cap Growth Fund and Large Cap Growth Fund for a period of one year following the Closing Date of the Reorganization.

Purchases, Redemptions and Exchange Procedures

The transfer agent and dividend disbursing agent for the MTB Funds is ALPS Fund Services, Inc. (ALPS). Services provided by ALPS include the issuance, cancellation and transfer of the Funds’ shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectuses of the MTB Funds dated August 31, 2008 for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the MTB Funds, which are incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the MTB Funds’ shares.

Purchases

Purchases of shares of MTB Funds may be made directly with MTB Funds, by phone, wire, check or Automated Clearing House once an account has been established, or through a financial intermediary. The purchase price of Class A Shares of the MTB Funds is based on net asset value (NAV), plus any applicable sales charges. In order to purchase Class A Shares of an MTB Fund other than the Acquiring Funds without paying a sales charge, you or your financial intermediary must notify the Funds’ distributor, ALPS Distributors, Inc. or MTB Funds Shareholder Services (MFSS) at time of purchase.

The maximum front-end sales charge applicable to Class A Shares of each of the Acquiring Funds is 5.50%. A contingent deferred sales charge (CDSC) of 1.00% of the redemption amount applies to each Acquiring Fund’s

Class A Shares (except for Large Cap Value Fund) redeemed up to 18 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) an investment professional received an advance payment on the transaction.

The following chart shows the minimum initial and subsequent investment amounts for the Funds:

Minimum Investments

Initial Investment Minimum		Subsequent Investment Minimum	Retirement Plan Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Investment Minimum (Initial/Subsequent)
$500	*	$25	None	NA	$500/$25

*	Initial Investment Minimums of the MTB Funds will be waived in connection with consummation of the Reorganizations.

Purchases of shares of the Funds may be made through a financial intermediary, directly from the Funds, through an exchange from the same share class of another MTB mutual fund, or by systematic investments. The Funds reserve the right to reject any request to purchase or exchange shares.

The NAV for the Funds is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons on each day the NYSE is open.

Exchanges

Shares of an MTB Fund may be exchanged for the same Share class of another MTB Fund at the NAV next determined after the Fund’s receipt of the exchange in proper form. If you exchange from an MTB Fund that has no sales charge into an MTB Fund that imposes a sales charge, you will be subject to the sales charge, unless you previously paid a sales charge on shares of an MTB Fund and exchanged those shares into the MTB Fund that had no sales charge. The exchange is subject to any minimum initial or subsequent minimum investment amounts of the Fund into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes.

Redemptions

When the NYSE is open, redemptions of the MTB Funds may be made through a financial intermediary or directly from the Funds, subject to daily cutoff times. To redeem directly from the Fund, call the Fund at 1-800-836-2211. To redeem by mail, send a written request to MTB Funds, P.O. Box 44489, Denver, CO 80201.

Frequent Trading

The Funds’ Board has adopted policies and procedures regarding frequent trading.

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Funds’ Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Funds within a period of 30 days or less, where both the purchase and sale are at least $100,000. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or MTBIA may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, particularly where shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

MTBIA will provide to the Funds’ Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Dividends and Other Distributions

The Acquiring Funds, with the exception of Large Cap Value Fund, declare any dividends annually and pay them annually to shareholders. Large Cap Value Fund declares and pays any dividends quarterly. In addition, the Acquiring Funds pay any capital gains at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares of the relevant Acquiring Fund at net asset value.

The Acquired Funds, with the exception of Equity Income Fund, declare any dividends annually and pay them annually to shareholders. Equity Income Fund declares and pays and dividends monthly. Capital gains distributions are paid at least annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, they will automatically be reinvested in additional shares of the relevant Acquired Fund.

It is anticipated that the Acquiring Funds’ distributions, with the exception of Small Cap Growth Fund, will be primarily dividends and capital gains. Small Cap Growth Fund’s distributions are expected to be primarily capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the relevant Acquiring Fund. Redemptions and exchanges are taxable sales. Investors should consult their tax adviser regarding federal, state and local tax liability.

INFORMATION ABOUT THE REORGANIZATIONS

Description of the Proposed Reorganizations

This summary is qualified in its entirety by reference to the four forms of Plans found in Exhibits A, B, C and D. The Plans provide for the Reorganizations to occur at the close of business on or about March 27, 2009 (the “Closing Date”). The Plans provide that each Acquired Fund will discharge all of the Acquired Fund’s liabilities on its books on the Closing Date. The Plans provide that all of the assets of each class of shares of Equity Income Fund, Large Cap Stock Fund, Mid Cap Stock Fund and Small Cap Stock Fund will be transferred to the corresponding class of shares of Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund, respectively, at the close of business on the Closing Date of the Reorganizations. In exchange for the transfer of these assets, each Acquiring Fund will simultaneously issue a number of full and fractional shares of each class of Shares of the Acquiring Fund to the corresponding class of shares of each Acquired Fund equal in value to the aggregate net asset value of the corresponding class of shares of each Acquired Fund calculated at the close of business on the Closing Date of the Reorganization.

Following the transfer of assets in exchange for shares of the respective class of Shares of the Acquiring Fund, each corresponding class of shares of the Acquired Fund will distribute all the shares of the respective Acquiring Fund pro rata to its shareholders of record in complete liquidation of the corresponding Acquired Fund. Shareholders of each Acquired Fund owning shares at the close of business on the Closing Date of the Reorganization will receive a number of Shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of each Acquired Fund’s shareholders on the share records of the corresponding Acquiring Fund’s transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Acquiring Fund due to the shareholders of the corresponding Acquired Fund. The Acquired Funds will then be liquidated and terminated.

The MTB Funds do not issue share certificates to shareholders. Shares of each Acquiring Fund to be issued will have no preemptive or conversion rights.

The Plans contain customary representations, warranties and conditions. The Plans provide that the consummation of the Reorganizations with respect to each Acquired Fund and the corresponding Acquiring Fund is conditioned upon, among other things: (i) approval of the Reorganization by the relevant Acquired Fund’s shareholders; and (ii) the receipt by the Funds of a tax opinion to the effect that the Reorganization will be tax-free to the Acquired Fund, its shareholders and the Acquiring Fund and its shareholders. Any of the Plans may be terminated with respect to the Reorganization if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interests of the shareholders of the Acquired Fund or the corresponding Acquiring Fund.

Costs of Reorganization. Expenses that are attributable to a specific Reorganization, such as printing and mailing cost, will be borne 25% by the Acquired Fund, 25% by the Acquiring Fund and 50% by MTBIA. Expenses that are shared by the participating Funds, such as typesetting, will be shared 25% by the Acquiring Funds, 25% by the Acquired Funds and 50% by MTBIA. The total expenses are estimated to be $137,448. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement and other related documents; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Acquiring Fund incurring such fee. Any brokerage charges associated with the disposition by an Acquiring Fund, after the Reorganization, of securities acquired by it from an Acquired Fund, will be borne by the Acquiring Fund.

An Acquiring Fund will incur brokerage commissions and other trading-related expenses in connection with any sales of Acquired Fund assets that are necessary to align the Acquired Fund’s assets with the Acquiring Fund’s investment objective and strategies. MTBIA believes that these one-time costs will not be material in amount to any of the Acquiring Funds. MTBIA further believes that these trading costs will be more than offset by the fact that an Acquiring Fund will be adding to existing positions with no transaction costs as a result of the Reorganization and may incur lower trading costs in the future as a result of those larger positions.

Since the Reorganizations are not scheduled to occur until early 2009, the foregoing estimates cannot take into account changes in market and economic conditions that may influence the composition of Acquired and Acquiring Fund assets. MTBIA does not believe, however, that realignment expenses will be materially greater than the estimates.

Description of the Acquiring Funds’ Shares and Capitalization

Shares of the Acquiring Funds to be issued to shareholders of the corresponding Acquired Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectuses of the Funds, each dated August 31, 2008 and incorporated herein by reference, for additional information about the Shares of the Acquiring Funds.

The following tables show the net assets of each Acquiring Fund and the corresponding Acquired Fund as of October 31, 2008, and on a pro forma basis as of that date:

LARGE CAP VALUE FUND — EQUITY INCOME FUND

The following table sets forth the unaudited capitalization of Equity Income Fund’s Class A Shares into Large Cap Value Fund’s Class A Shares as of October 31, 2008:

	Equity Income Fund - Class A Shares	Large Cap Value Fund - Class A Shares	Adjustments		Large Cap Value Fund - Class A Shares Pro Forma Combined
Net Assets	$2,184,943	$3,773,206	(1,343	)(a)	$5,956,806
Shares Outstanding	496,632	496,770	(209,108)		784,294
Net Asset Value Per Share	$4.40	$7.60			$7.60

The following table sets forth the unaudited capitalization of Equity Income Fund’s Class B Shares into Large Cap Value Fund’s Class B Shares as of October 31, 2008:

	Equity Income Fund - Class B Shares	Large Cap Value Fund - Class B Shares	Adjustments		Large Cap Value Fund - Class B Shares Pro Forma Combined
Net Assets	$242,960	$745,532	(174	)(a)	$988,318
Shares Outstanding	55,474	99,497	(23,034)		131,937
Net Asset Value Per Share	$4.38	$7.49			$7.49

The following table sets forth the unaudited capitalization of Equity Income Fund’s Institutional I Shares into Large Cap Value Fund’s Institutional I Shares as of October 31, 2008:

	Equity Income Fund - Institutional I Shares	Large Cap Value Fund - Institutional I Shares	Adjustments		Large Cap Value Fund - Institutional I Shares Pro Forma Combined
Net Assets	$15,276,231	$109,915,801	(15,665	)(a)	125,176,367
Shares Outstanding	3,496,857	14,460,547	(1,486,164)		16,471,240
Net Asset Value Per Share	$4.37	$7.60			$7.60

LARGE CAP GROWTH FUND — LARGE CAP STOCK FUND

The following table sets forth the unaudited capitalization of Large Cap Stock Fund’s Class A Shares into Large Cap Growth Fund’s Class A Shares as of October 31, 2008:

	Large Cap Stock Fund - Class A Shares	Large Cap Growth Fund - Class A Shares	Adjustments		Large Cap Growth Fund - Class A Shares Pro Forma Combined
Net Assets	$17,232,340	$1,118,850	(1,729	)(a)	$18,349,461
Shares Outstanding	3,123,982	184,564	(278,375)		3,030,171
Net Asset Value Per Share	$5.52	$6.06			$6.06

The following table sets forth the unaudited capitalization of Large Cap Stock Fund’s Class B Shares into Large Cap Growth Fund’s Class B Shares as of October 31, 2008:

	Large Cap Stock Fund - Class B Shares	Large Cap Growth Fund - Class B Shares	Adjustments		Large Cap Growth Fund - Class B Shares Pro Forma Combined
Net Assets	$2,431,403	$648,712	(329	)(a)	$3,079,786
Shares Outstanding	475,828	114,878	(45,477)		545,229
Net Asset Value Per Share	$5.11	$5.65			$5.65

(a)	Reflects adjustments for estimated reorganization expenses of $17,182 related to the Acquired and Acquiring Funds.

The following table sets forth the unaudited capitalization of Large Cap Stock Fund’s Institutional I Shares into Large Cap Growth Fund’s Institutional I Shares as of October 31, 2008:

	Large Cap Stock Fund - Institutional I Shares	Large Cap Growth Fund - Institutional I Shares	Adjustments		Large Cap Growth Fund - Institutional I Shares Pro Forma Combined
Net Assets	$76,838,587	$47,606,701	(15,124	)(a)	$124,430,164
Shares Outstanding	14,018,698	7,851,983	(1,341,724)		20,528,957
Net Asset Value Per Share	$5.48	$6.06			$6.06

MID CAP GROWTH FUND — MID CAP STOCK FUND

The following table sets forth the unaudited capitalization of Mid Cap Stock Fund’s Class A Shares into Mid Cap Growth Fund’s Class A Shares as of October 31, 2008:

	Mid Cap Stock Fund - Class A Shares	Mid Cap Growth Fund - Class A Shares	Adjustments		Mid Cap Growth Fund - Class A Shares Pro Forma Combined
Net Assets	$16,930,705	$3,542,890	(2,695	)(a)	$20,470,900
Shares Outstanding	1,994,206	422,114	23,769		2,440,089
Net Asset Value Per Share	$8.49	$8.39			$8.39

The following table sets forth the unaudited capitalization of Mid Cap Stock Fund’s Class B Shares into Mid Cap Growth Fund’s Class B Shares as of October 31, 2008:

	Mid Cap Stock Fund - Class B Shares	Mid Cap Growth Fund - Class B Shares	Adjustments		Mid Cap Growth Fund - Class B Shares Pro Forma Combined
Net Assets	$1,159,290	$321,750	(197	)(a)	$1,480,843
Shares Outstanding	150,621	40,064	(6,190)		184,495
Net Asset Value Per Share	$7.70	$8.03			$8.03

The following table sets forth the unaudited capitalization of Mid Cap Stock Fund’s Institutional I Shares into Mid Cap Growth Fund’s Institutional I Shares as of October 31, 2008:

	Mid Cap Stock Fund - Institutional I Shares	Mid Cap Growth Fund - Institutional I Shares	Adjustments		Mid Cap Growth Fund - Institutional I Shares Pro Forma Combined
Net Assets	$50,396,043	$49,424,920	(14,290	)(a)	$99,806,673
Shares Outstanding	5,921,002	5,781,890	(27,701)		11,675,191
Net Asset Value Per Share	$8.51	$8.55			$8.55

(a)	Reflects adjustments for estimated reorganization expenses of $17,182 related to the Acquired and Acquiring Funds.

SMALL CAP GROWTH FUND — SMALL CAP STOCK FUND

The following table sets forth the unaudited capitalization of Small Cap Stock Fund’s Class A Shares into Small Cap Growth Fund’s Class A Shares as of October 31, 2008:

	Small Cap Stock Fund - Class A Shares	Small Cap Growth Fund - Class A Shares	Adjustments			Small Cap Growth Fund - Class A Shares Pro Forma Combined
Net Assets	$3,367,731	$30,022,095	(2,627)	(a	)	$33,387,199
Shares Outstanding	915,026	2,910,926	(588,421)			3,237,531
Net Asset Value Per Share	$3.68	$10.31				$10.31

The following table sets forth the unaudited capitalization of Small Cap Stock Fund’s Class B Shares into Small Cap Growth Fund’s Class B Shares as of October 31, 2008:

	Small Cap Stock Fund - Class B Shares	Small Cap Growth Fund - Class B Shares	Adjustments			Small Cap Growth Fund - Class B Shares Pro Forma Combined
Net Assets	$746,420	$1,310,008	(228)	(a	)	$2,056,200
Shares Outstanding	229,901	136,870	(151,826)			214,945
Net Asset Value Per Share	$3.25	$9.57				$9.57

The following table sets forth the unaudited capitalization of Small Cap Growth Fund’s Class C Shares as of October 31, 2008:

	Small Cap Stock Fund - Class C Shares	Small Cap Growth Fund - Class C Shares	Adjustments			Small Cap Growth Fund - Class C Shares Pro Forma Combined
Net Assets	$0	$280,165	(19)	(a	)	$280,146
Shares Outstanding	—	28,257	—			28,257
Net Asset Value Per Share	$0.00	$9.91				$9.91

(a)	Reflects adjustments for estimated reorganization expenses of $17,182 related to the Acquired and Acquiring Funds.

The following table sets forth the unaudited capitalization of Small Cap Stock Fund’s Institutional I Shares into Small Cap Growth Fund’s Institutional I Shares as of October 31, 2008:

	Small Cap Stock Fund - Institutional I Shares	Small Cap Growth Fund - Institutional I Shares	Adjustments			Small Cap Growth Fund - Institutional I Shares Pro Forma Combined
Net Assets	$41,283,629	$97,982,403	(14,308)	(a	)	$139,251,724
Shares Outstanding	11,214,385	9,253,215	(7,317,413)			13,150,187
Net Asset Value Per Share	$3.68	$10.59				$10.59

(a)	Reflects adjustments for estimated reorganization expenses of $17,182 related to the Acquired and Acquiring Funds.

Federal Income Tax Consequences

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under section 368(a)(1) of the Internal Revenue Code (Code). The tax consequences of one Reorganization are not dependent on any other Reorganization. In connection with each Reorganization: (1) the shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; and (2) neither the Acquiring Fund nor its shareholders will recognize any gain or loss upon the Acquiring Fund’s receipt of the assets of the Acquired Fund. In addition, the holding period and aggregate tax basis for Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of that Acquired Fund previously held by such shareholder.

This tax information is based on the advice of Reed Smith LLP, counsel to each of the Funds. It is a condition to closing of each Reorganization that such advice be confirmed by a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service.

Each Acquiring Fund and each Acquired Fund will receive a similar opinion to the same substantive effect.

Each foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or their respective shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

The Reorganizations will not require any of the Acquired Funds to dispose of a material portion of their portfolio securities prior to the Reorganizations due to non-conformance of those securities with the investment objectives, policies or limitations of the corresponding Acquiring Funds, nor will the Reorganizations require any of the Acquiring Funds to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance their portfolios to comply with the prospectus limitations of the Acquiring Funds.

Shareholders of each Acquired Fund should consult their tax adviser regarding the effect of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, Acquired Fund shareholders also should consult their tax adviser about state and local tax consequences of the Reorganizations.

Before their Reorganizations, the Acquired Funds expect to distribute ordinary income and realized capital gains, if any, to shareholders.

At the time of the Reorganizations, an Acquiring Fund will inherit from its Acquired Fund: (i) all unrealized gains and losses in Acquired Fund portfolio securities; (ii) all realized losses generated by the Acquired Fund during the current fiscal year, net of any realized capital gains; and (iii) any capital loss carry-forwards of the Acquired Fund. The Acquiring Fund’s ability to use the inherited losses to offset realized capital gains in the current year and future years may be limited under federal tax law.

The following Funds had the following tax basis appreciation or (depreciation) as of each Fund’s fiscal year end.

Fund (Fiscal Year End)	Appreciation/ (Depreciation)	Fund (Fiscal Year End)	Appreciation/ (Depreciation)
MTB Equity Income Fund (4/30/08)	(3,165,987)	MTB Large Cap Value Fund (4/30/08)	7,089,979
MTB Large Cap Stock Fund (4/30/08)	37,134,079	MTB Large Cap Growth Fund (4/30/08)	3,761,072
MTB Mid Cap Stock Fund (4/30/08)	6,252,995	MTB Mid Cap Growth Fund (4/30/08)	12,782,593
MTB Small Cap Stock Fund (4/30/08)	1,166,885	MTB Small Cap Growth Fund (4/30/08)	6,429,450

Reasons for the Reorganizations

Equity Income Fund. The Equity Income Fund has lost more than three-quarters of its assets over the past 5.5 years, and MTBIA believes that the Fund is simply too small to sustain efficiently. MTBIA believes that industry-wide, the equity income style has become less desirable. Performance has been poor and MTBIA believes that replacing the subadviser, in light of the Fund’s prospects, would not be an efficient use of resources and would not be in the best interests of shareholders. The equity income style may be viewed as a subset of the large cap value style and MTBIA believes that reorganizing the Equity Income Fund into the Large Cap Value Fund should provide Acquired Fund shareholders with the potential for better returns due, in part, to the dedication of increased resources, the services of the Large Cap Value Fund’s Subadvisor, and potential economics of scale due to the larger, combined pool of assets. MTBIA believes that the Equity Income Fund and the Large Cap Value Fund have largely similar investment goals. MTBIA also believes that the Large Cap Value Fund has greater potential for improved performance due to its superior subadvisor.

Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Stock Fund. (the “Stock Funds”)

The Stock Funds are “core funds,” meaning that they pursue their investment objectives by investing in both growth and value stocks. MTBIA believes that industry-wide, investors have begun to prefer having the choice of both growth and value managers, rather than a single manager with a hybrid style. As a result, throughout the industry, core funds are not growing and are being de-emphasized.

Small Cap Stock Fund. The Small Cap Stock Fund has decreased in size by more than two-thirds over the past 5.5 years, due largely to industry trends described above and its performance for the past one, three and five years has been below average. Although the Small Cap Growth Fund’s asset levels have fluctuated, there is no downward trend, and MTBIA expects that as the equity markets stabilize, growth stocks will remain attractive due to depressed prices. The Small Cap Growth Fund’s performance compared to its benchmark is generally superior to that of the Small Cap Stock Fund. The investment goals of the Funds are not significantly different and MTBIA believes that Small Cap Stock Fund shareholders who become Small Cap Growth Fund shareholders should have the potential for better performance with MTBIA as the sole manager and as MTBIA focuses its internal resources and its external distribution efforts on its growth funds.

Mid Cap Stock Fund. The Mid Cap Stock Fund has decreased in size by more than one-half over the past 5.5 years, due largely to the industry trends described above and the fact that its performance for the past one, three and five years has been below average. Although the Mid Cap Growth Fund’s asset levels have fluctuated, there is no downward trend, and management expects that as the equity markets stabilize, mid-cap growth stocks will remain attractive due to depressed prices. The Mid Cap Growth Fund’s performance is superior to that of the Mid Cap Stock Fund. The investment goals of these two funds are not significantly different and MTBIA believes that Mid Cap Stock Fund shareholders who become Mid Cap Growth Fund shareholders should have the potential for better performance with MTBIA as the sole manager and as MTBIA focuses its internal resources and its external distribution efforts on its growth funds.

Large Cap Stock Fund. The Large Cap Stock Fund has lost over four-fifths of its assets over the past 5.5 years, due to the industry trends described above and to its below-average performance. The Large Cap Growth Fund’s assets have been growing, and its performance compared to its benchmark is superior to that of the Large Cap Stock Fund. The investment goals of these two funds are very similar. MTBIA believes that Large Cap Stock Fund shareholders who become Large Cap Growth Fund shareholders should have the potential for better performance as MTBIA focuses its internal resources and its external distribution efforts on its growth funds.

Generally. The Reorganizations will result in reduced roles for three subadvisors within the MTB Group of Funds. MTBIA’s view is that fewer subadvisor relationships means less risk, along with lower management, monitoring and compliance time and expense. Eliminating funds and share classes also reduces operational risk and administrative and compliance costs.

Each of the Acquiring Funds has fixed expenses, such as auditing, blue sky, tax services, legal, printing and postage and Distributor fees, some of which will be eliminated, thereby reducing each Acquiring Fund shareholder’s share of those expenses.

Management considered alternatives, such as liquidation of the Acquired Funds, and concluded that the Reorganizations are in the best interest of shareholders.

Consideration by the Board of MTB Group of Funds

The Board of Trustees of MTB Group of Funds considered the transactions at meetings held on December 3-4, 2008. The Board received, reviewed and discussed a significant amount of information concerning MTBIA, the MTB Funds and the proposed Reorganizations; met with representatives of MTBIA; and considered the terms of the Reorganizations and the benefits to shareholders of the Acquired Funds. After consultation with independent legal counsel, the Board, including the Independent Trustees, unanimously approved the Plans and the proposed Reorganizations with respect to the Acquired Funds and recommended their approval by the shareholders of the Acquired Funds. In approving the Reorganizations, the Board determined that participation in the Reorganizations is in the best interests of the Acquired Funds and the Acquiring Funds and their respective shareholders and that the economic interests of the shareholders of the Acquired Funds and the Acquiring Funds would not be diluted as a result of the Reorganizations. The shareholders of the Acquiring Funds are not required to approve the Reorganizations.

In approving the proposed Reorganizations, the MTB Board took into consideration the following factors, among others:

•	the compatibility of investment objectives and strategies of the Acquired Funds with those of the corresponding Acquiring Funds;

•	that there will be no sales charges imposed in connection with the Reorganizations;

•	the relative investment performance of each of the Acquiring Funds as compared to the relative investment performance of each of the corresponding Acquired Funds;

•	the fact that half of the fees and expenses related to the Reorganizations are being borne by MTBIA or its affiliates;

•	the fact that the Reorganizations are expected to be free from federal taxes to the Acquired Funds, the Acquiring Funds and their shareholders;

•

the relative size of each Acquired Fund as compared to the relevant Acquiring Fund both before and after the Reorganizations, and, in the case of the Small Cap Stock Fund and Equity Income Fund, the fact that their small size would make it difficult to operate them without significant subsidization;

•	the relative past and current growth in assets of each of the Funds and the anticipated future inability of each Acquired Fund to continue to achieve satisfactory asset growth;

•

the relative expense ratios of the Funds and the anticipated impact of the proposed Reorganizations on the expense ratios of each of the Acquiring Funds both before and after expense caps and fee waivers; and

•	MTBIA’s agreement to implement a partial fee waiver for the Small Cap Growth Fund and Large Cap Growth Fund for a one year period after the Reorganizations.

In addition, the Board of Trustees considered that the Reorganizations present an opportunity for the Acquiring Funds to acquire substantial investment assets without the obligation to pay commissions or other transactions costs that a fund normally incurs when purchasing securities.

BASED ON THIS INFORMATION, THE BOARD OF MTB GROUP OF FUNDS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THE RESPECTIVE REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations

General. The Trust is an open-end management investment company registered under the 1940 Act which continuously offers to sell shares at their current net asset value (plus applicable sales charges). It is organized as a Delaware statutory trust. The Trust is governed by its Agreement and Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Trust are set forth in the Agreement and Declaration of Trust and Bylaws. Annex A to this Prospectus/Proxy Statement describes the significant rights of shareholders of the Trust.

INFORMATION ABOUT THE TRUST

Information concerning the operation and management of the Acquiring Funds and Acquired Funds is included in their current Prospectuses, which are incorporated herein by reference. Additional information about the Acquiring Funds and Acquired Funds is included in the Statement of Additional Information for the Acquiring Funds dated August 31, 2008, which is available upon request and without charge by calling 1-800-836-2211.

The Trust is subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith, files reports and other information with the Securities and Exchange Commission. The Annual Report for the Funds, which contains audited financial statements for the fiscal year ended April 30, 2008; and the Semi-Annual Report for the Funds, which contains unaudited financial statements for the six-month period ended October 31, 2008, were previously mailed to shareholders. The MTB Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report for the MTB Funds, which contains audited financial statements for the Funds for the fiscal year ended October 31, 2008 and/or the Semi-Annual Report for the Funds. Requests may be made in writing to the MTB Funds’ principal executive offices or by calling the MTB Funds. The principal executive offices for the MTB Funds are located at 100 East Pratt Street (15th Floor), Baltimore, Maryland 21202. The MTB Funds’ toll-free telephone number is 1-800-836-2211. These items can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, DC 20549 and at certain of its regional offices located at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and 233 Broadway, New York, NY 10279. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or obtained electronically from the Securities and Exchange Commission’s Internet website (http://www.sec.gov).

The fiscal year end of each Acquiring Fund and each Acquired Fund is April 30. The financial statements of the Acquiring Funds and the Acquired Funds contained in the MTB Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2008 have been audited by Ernst & Young LLP, their independent registered public accounting firm. These financial statements for the Funds, together with the unaudited financial statements of the Funds contained in the MTB Funds’ Semi-Annual Report to Shareholders for the six month period ended October 31, 2008, are incorporated by reference into this Prospectus/Proxy Statement insofar as such financial statements relate to the Acquired Funds’ and Acquiring Funds’ participating in the Reorganizations, and not to any other MTB Funds that are part of the MTB Funds and described therein.

INFORMATION ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

The cost of the solicitation related to each Reorganization, including the printing and mailing of proxy materials, will be allocated 50% to MTBIA or its affiliates, 25% to the Acquiring Fund and 25% to the Acquired Fund. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of each Fund, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. MTBIA or its affiliates may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of Trustees of the Trust knows of no business other than that mentioned in the Notice that will be presented for consideration at the

Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about January 26, 2009, to shareholders of record at the close of business on January 8, 2009 (the “Record Date”).

Only shareholders of record of the Acquired Funds on the Record Date will be entitled to vote at the Special Meeting. Each share of an Acquired Fund is entitled to one vote on the matters that pertain to their Acquired Fund. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Acquiring Funds are not being solicited since their approval is not required in order to effect each Reorganization.

Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

Each Acquired Fund will vote separately on the approval of its respective Plan (Proposals 1, 2, 3 and 4, respectively). In order to hold the Special Meeting with respect to an Acquired Fund, a “quorum” of shareholders of that Acquired Fund must be present. Holders of at least one-third of the total number of shares of the Acquired Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the proposal relating to that Fund.

Shareholder approval with respect to each proposal requires the affirmative vote of “a majority of the outstanding voting securities” as defined in the 1940 Act. This vote requires, with respect to each proposal, the lesser of (a) 67% or more of the Shares of the Acquired Fund present at the meeting, if more than 50% of the outstanding Shares of the Acquired Fund are present or represented by proxy; or (b) more than 50% of the outstanding Shares of the Acquired Fund.

In the event that shareholders of one Acquired Fund do not approve the Plan, the Reorganizations will proceed with respect to the other Acquired Funds that have approved the Plan, subject to the other conditions in the Plan having been met.

For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of each proposal.

If a quorum for the Special Meeting of an Acquired Fund is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS

Large Cap Value Fund

As of the Record Date, there were 14,863,797.385 shares outstanding of Large Cap Value Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Large Cap Value Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Large Cap Value Fund:

Class A Shares — MG Trust Company, Denver, Co (6.04%).

Class B Shares — None.

Institutional I Shares — SEI Private Trust Co., Oaks, PA (61.2%), PFPC Inc., King of Prussia, PA (22.98%), T. Rowe Price, Owings Mills, MD (8.67%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — MG Trust Company, Denver, CO (4.05%).

Class B Shares — None.

Institutional I Shares — SEI Private Trust Co., Oaks, PA (54.25%), PFPC Inc., King of Prussia, PA (20.37%), T. Rowe Price, Owings Mills, MD (7.68%).

Large Cap Growth Fund

As of the Record Date, there were 8,280,961.842 shares outstanding of Large Cap Growth Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Large Cap Growth Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Large Cap Growth Fund:

Class A Shares — None.

Class B Shares — Pershing, Jersey City, NJ (6.70%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (27.91%), T. Rowe Price, Owings Mills, MD (22.89%), PFPC Inc., King of Prussia, PA (12.59%), MTB Managed Allocation — Mod. Growth, State College, PA (10.87%), MTB Managed Allocation — Agg. Growth, State College, PA (9.49%), MTB Managed Allocation — Mod. Growth II, State College, PA (9.25%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — None.

Class B Shares — Pershing, Jersey City, NJ (.05%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (10.97%), T. Rowe Price, Owings Mills, MD (9.00%), PFPC Inc., King of Prussia, PA (4.95%), MTB Managed Allocation — Mod. Growth, State College, PA (4.27%), MTB Managed Allocation — Agg. Growth, State College, PA (3.73%), MTB Managed Allocation — Mod. Growth II, State College, PA (3.64%).

Mid Cap Growth Fund

As of the Record Date, there were 6,268,823.567 shares outstanding of Mid Cap Growth Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Mid Cap Growth Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Mid Cap Growth Fund:

Class A Shares — Nationwide Trust Co., Columbus, OH (13.21%).

Class B Shares — Pershing, Jersey City, NJ (16.49%), NFS LLC, Allentown, PA (6.99%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (71.16%), PFPC Inc., King of Prussia, PA (14.05%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — Nationwide Trust Co., Columbus, OH (2.21%).

Class B Shares — Pershing, Jersey City, NJ (3.58%), NFS LLC, Allentown, PA (1.52%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (33.84%), PFPC Inc., King of Prussia, PA (6.68%).

Small Cap Growth Fund

As of the Record Date, there were 12,291,435.063 shares outstanding of Small Cap Growth Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Small Cap Growth Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Small Cap Growth Fund:

Class A Shares — None.

Class B Shares — None.

Class C Shares — Pershing, Jersey City, NJ (27.72%), Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.65%), Citigroup Global Markets Inc., New York, NY (5.38%).

Institutional I Shares — The Bank of New York, New York, NY (40.17%), SEI Private Trust Co., Oaks, PA (31.52%), T. Rowe Price, Owings Mills, MD (14.93%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — None.

Class B Shares — None.

Class C Shares — Pershing, Jersey City, NJ (27.72%), Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.65%), Citigroup Global Markets Inc., New York, NY (5.38%).

Institutional I Shares — The Bank of New York, New York, NY (28.12%), SEI Private Trust Co., Oaks, PA (22.07%), T. Rowe Price, Owings Mills, MD (10.45%).

Equity Income Fund

As of the Record Date, there were 3,908,995.194 shares outstanding of Equity Income Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Equity Income Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Equity Income Fund:

Class A Shares — None.

Class B Shares — Pershing, Jersey City, NJ (46.47%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (91.96%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — None.

Class B Shares — Pershing, Jersey City, NJ (11.01%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (10.43%).

Large Cap Stock Fund

As of the Record Date, there were 17,596,010.996 shares outstanding of Large Cap Stock Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Large Cap Stock Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Large Cap Stock Fund:

Class A Shares — None.

Class B Shares — None.

Institutional I Shares — SEI Private Trust Co., Oaks, PA (60.90%), PFPC Inc., King of Prussia, PA (13.61%), MTB Managed Allocation — Mod. Growth, State College, PA (9.11%), MTB Managed Allocation — Mod. Growth II, State College, PA (5.94%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — None.

Class B Shares — None.

Institutional I Shares — SEI Private Trust Co., Oaks, PA (36.96%), PFPC Inc., King of Prussia, PA (8.26%), MTB Managed Allocation — Mod. Growth, State College, PA (5.53%), MTB Managed Allocation — Mod. Growth II, State College, PA (3.60%).

Mid Cap Stock Fund

As of the Record Date, there were 8,535,807.185 shares outstanding of Mid Cap Stock Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Mid Cap Stock Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Mid Cap Stock Fund:

Class A Shares — None.

Class B Shares — None.

Institutional I Shares — T. Rowe Price, Owings Mills, MD (64.08%), PFPC Inc., King of Prussia, PA (17.68%), SEI Private Trust Co., Oaks, PA (7.85%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — None.

Class B Shares — None.

Institutional I Shares — T. Rowe Price, Owings Mills, MD (33.59%), PFPC Inc., King of Prussia, PA (9.27%), SEI Private Trust Co., Oaks, PA (4.11%).

Small Cap Stock Fund

As of the Record Date, there were 12,164,717.379 shares outstanding of Small Cap Stock Fund, and the Officers and Trustees of the MTB Funds, as a group, owned less than 1% of Small Cap Stock Fund’s outstanding Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of Small Cap Stock Fund:

Class A Shares — Pershing, Jersey City, NJ (12.47%).

Class B Shares — Uriah P. Montclair, Syracuse, NY (6.29%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (51.09%), PFPC Inc., King of Prussia, PA (32.67%), Wachovia Bank, Charlotte, NC (8.23%).

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares — Pershing, Jersey City, NJ (0.33%).

Class B Shares — Uriah P. Montclair, Syracuse, NY (2.29%).

Institutional I Shares — SEI Private Trust Co., Oaks, PA (15.34%), PFPC Inc., King of Prussia, PA, (9.81%), Wachovia Bank, Charlotte, NC (2.47%).

Shareholders owning 25% or more of outstanding shares may be able to affect the outcome of certain matters presented for vote of shareholders.

M&T Bank (Bank), the parent company of the Funds’ investment adviser, is authorized by most of the Acquired Funds’ beneficial shareholders to vote shares held in the Bank’s name. The Bank intends to vote such shares in favor of the Reorganizations.

OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY

The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to The MTB Group of Funds, 100 East Pratt Street (15th Floor), Baltimore, Maryland 21202, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

ANNEX A

CATEGORY	MTB FUNDS
Preemptive Rights	None

Preferences	None

Annual Meetings	There shall be no annual Shareholders’ meetings. A meeting of the shareholders may be called at any time by the Board, by the chairperson of the Board or by the president for the purpose of electing trustees as provided in these By-Laws or for the purpose of taking action upon any other matter deemed by the Board to be necessary or desirable.

Right to Call Shareholder Meetings	None, except as may be required by Section 16 of the 1940 Act.

Notice of Meetings	All notices of meetings of shareholders shall be sent or otherwise given in accordance with Section 4 of the Amended and Restated By-Laws not less than seven (7) nor more than ninety-three (93) days before the date of the meeting. The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted. The notice of any meeting at which trustees are to be elected also shall include the name of any nominee or nominees who at the time of the notice are intended to be presented for election. Except with respect to adjournments as provided herein, no business shall be transacted at such meeting other than that specified in the notice. Any action which may be taken at any meeting of Shareholders may be taken without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by the holders of Shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all Shares entitled to vote on that action were present and voted.

Record Date for Meetings	For purposes of determining the Shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than one hundred eighty (180) days nor less than seven (7) days before the date of any such meeting. If the Board of Trustees does not so fix a record date, the record date for determining Shareholders entitled to notice of or to vote at a meeting of Shareholders shall be at the close of business on the business day before the notice is given or, if notice is waived, at the close of business on the business day which is five (5) business days before the day on which the meeting is held.

Quorum for Meeting	Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33- 1/3%) of the Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting. When a separate vote by one or more Series or classes is required, thirty-three and one-third percent (33- 1/3%) of the Shares of each such Series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a Shareholders’ meeting of such Series or class.

CATEGORY	MTB FUNDS
Election of Trustees	The Shareholders may elect Trustees, including filling any vacancies in the Board of Trustees, at any meeting of Shareholders called by the Board of Trustees for that purpose. A meeting of Shareholders for the purpose of electing one or more Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the Shareholders.

Adjournment of Meetings	Any shareholders’ meeting, whether or not a quorum is present, may be adjourned from time to time (and at any time during the course of the meeting) by a majority of the votes cast by those shareholders present in person or by proxy, or by the chairperson of the meeting. Any adjournment may be with respect to one or more proposals, but not necessarily all proposals, to be voted or acted upon at such meeting and any adjournment will not delay or otherwise affect the effectiveness and validity of a vote or other action taken at a shareholders’ meeting prior to adjournment.

Removal of Trustees by Shareholders	Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Personal Liability of Trustees	The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. Subject to Sections 3 and 5 of Article VII of the Amended and Restated Agreement and Declaration of Trust, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series or class, save only that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her duties.

Personal Liability of Shareholders	No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or any Series or class.

Number of Authorized Shares; Par Value	The beneficial interest in the Trust shall at all times be divided into Shares, all without par value. The number of Shares authorized hereunder is unlimited.

EXHIBIT A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this      day of             , 2009 by and between MTB Group of Funds, a Delaware statutory trust, with its principal place of business at 100 East Pratt Street, Baltimore, MD 21202 (the “MTB Trust”), on behalf of MTB Large Cap Value Fund (the “Acquiring Fund”), a series of MTB Trust, and MTB Trust on behalf of MTB Equity Income Fund, a series of MTB Trust (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each class of the Acquired Fund in exchange for the corresponding class of shares of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of each class of the Acquiring Fund Shares to the holders of the corresponding class of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are a separate series of MTB Trust and MTB Trust is an open-end, registered management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

• ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of the Acquired Fund and the corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of shares of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Acquired Fund’s liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date. In no event will the Acquiring Fund assume or otherwise be responsible for any liabilities of the Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of the Acquired Fund and shall no longer evidence ownership thereof. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

• ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the MTB Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, determined to the nearest full cent, using the valuation procedures set forth in the MTB Trust Instrument, the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined, with respect to each class of shares of the Acquired Fund and each corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, on behalf of the Acquiring Fund and the Acquired Fund.

• ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about              2009, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of MTB Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause its custodian (the “Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the

Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or such other date(s) as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause ALPS Fund Services, Inc. (“ALPS”), as transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the MTB Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

• ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1	NECESSARY FINDINGS OF FACT BY THE MTB TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND:

a)	Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

b)	MTB Trust is registered as an open-end management investment company under the 1940 Act, and MTB Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

c)	The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. The Prospectus and Statement of Additional Information of each Fund, as well as the proxy statement pursuant to which approval of the Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)	The books and records of the Acquired Fund, including FIN 48 work papers and supporting statements, made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund. The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

e)	The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of MTB Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

f)	The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

g)	Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

h)	The audited financial statements of each Fund as of April 30, 2008, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

i)	The unaudited financial statements of each Fund as of October 31, 2008, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of October 31, 2008, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

j)	The statement of assets and liabilities of the Acquired Fund and the Acquiring Fund to be furnished by MTB Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of the Acquired Fund and the Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

k)	Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the MTB Trust on behalf of the relevant Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

l)	All federal and other tax returns and reports of each Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of MTB Trust’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

m)	All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. Neither Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. The Acquired Fund and Acquiring Fund are each authorized to issue an unlimited number of shares of beneficial interest, with no par value.

n)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by the Acquiring Fund.

o)	The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

p)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

q)	MTB Trust has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund and the Acquired Fund as such businesses are now being conducted. MTB Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by the Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

r)	The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

s)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by MTB Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

t)	The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under Subchapter M of the Code (a “RIC”), as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation, and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

u)	The Acquiring Fund has elected to qualify and has qualified as a RIC under Subchapter M of the Code as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date

v)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by MTB Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

w)	On the Closing Date, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

x)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

• ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of MTB Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by MTB Trust’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. MTB Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Acquired Fund and a Prospectus of the Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.8 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

• ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of the Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the MTB Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 PAYMENT OF DIVIDENDS AND CAPITAL GAINS. The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

• ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of the Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by MTB Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of MTB Trust.

• ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of MTB Trust’s Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Counsel substantially to the effect that for federal income tax purposes:

a)	The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund

Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares under Section 1032(a) of the Code.

c)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares under Section 361(a) and Section 357(a) of the Code.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares, (including fractional shares to which they may be entitled) under Section 354(a) of the Code;

e)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization under Section 358(a)(1) of the Code. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization under Section 1223(l) of the Code.

f)	The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization under Section 362(b) of the Code. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund under Section 1223(2) of the Code.

g)	The Acquiring Fund will succeed to and take into account as of the date of transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations described in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, the Acquired Fund transfers to the Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of the Acquired Fund on the Closing Date.

8.7 That there be delivered to the Acquiring Fund information concerning the tax basis and holding period of the Acquired Fund in all securities transferred to the Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of the Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the Trust to the effect that:

a)	The Trust was created as a business trust under the laws of the State of Delaware on August 11, 2000 and is validly existing and in good standing under the laws of the State of Delaware;

b)	The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

c)	The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund and Acquiring Fund;

d)	Assuming that the initial shares of beneficial interest of each of the Acquired Funds were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

e)	Assuming that the initial shares of beneficial interest of each of the Acquiring Funds were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

f)	Except as disclosed in each Acquired Fund’s and Acquiring Fund’s currently effective prospectus, such Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

g)	The shares of beneficial interest of each Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such Counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

h)	To such Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

i)	Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the MTB Trust, in each case reasonably acceptable to the MTB Trust.

• ARTICLE IX

EXPENSES

9.1 MTB Investment Advisors, Inc., or its affiliates (“MTBIA”), on behalf of each Fund will pay fifty percent (50%) of the expenses associated with the Funds’ participation in the Reorganization. The Acquiring Fund and the Acquired Fund will each pay twenty-five percent (25%) of the expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by MTB Trust on an as-incurred basis.

• ARTICLE X

ENTIRE PLAN; SURVIVAL OF WARRANTIES

10.1 MTB Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant not set forth herein, and that this Plan constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the MTB Trust, the Acquiring Fund, nor the Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

• ARTICLE XI

TERMINATION

11.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) by the consent of MTB Trust. In addition, MTB Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

a)	A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)	A determination by the MTB Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

11.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, MTB Trust, or persons who are their agents, shareholders, Trustees or officers.

• ARTICLE XII

AMENDMENTS

12.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of MTB Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

• ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

13.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the MTB Trust Trustees, shareholders, nominees, officers, agents or employees of the MTB Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument of the MTB Trust. No other series of the MTB Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The MTB Trust, the Acquiring Fund and the Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the MTB Trust. The execution and delivery of this Plan have been authorized by the Trustees of the MTB Trust and signed by authorized officers of the MTB Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the MTB Trust’s Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

MTB GROUP OF FUNDS

Name:
Title:

MTB INVESTMENT ADVISORS, INC., with respect to the agreement described in Article IX, Section 9.1 of the Plan

Name:
Title:

Exhibit B

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this      day of             , 2009 by and between MTB Group of Funds, a Delaware statutory trust, with its principal place of business at 100 East Pratt Street, Baltimore, MD 21202 (the “MTB Trust”), on behalf of MTB Large Cap Growth Fund (the “Acquiring Fund”), a series of MTB Trust, and MTB Trust on behalf of MTB Large Cap Stock Fund, a series of MTB Trust (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each class of the Acquired Fund in exchange for the corresponding class of shares of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of each class of the Acquiring Fund Shares to the holders of the corresponding class of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are a separate series of MTB Trust and MTB Trust is an open-end, registered management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

• ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of the Acquired Fund and the corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of shares of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Acquired Fund’s liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date. In no event will the Acquiring Fund assume or otherwise be responsible for any liabilities of the Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of the Acquired Fund and shall no longer evidence ownership thereof. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

• ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the MTB Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, determined to the nearest full cent, using the valuation procedures set forth in the MTB Trust Instrument, the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined, with respect to each class of shares of the Acquired Fund and each corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, on behalf of the Acquiring Fund and the Acquired Fund.

• ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about              2009, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of MTB Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause its custodian (the “Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the

Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or such other date(s) as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause ALPS Fund Services, Inc. (“ALPS”), as transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the MTB Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

• ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1	NECESSARY FINDINGS OF FACT BY THE MTB TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND:

y)	Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

z)	MTB Trust is registered as an open-end management investment company under the 1940 Act, and MTB Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

aa)	The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. The Prospectus and Statement of Additional Information of each Fund, as well as the proxy statement pursuant to which approval of the Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

bb)	The books and records of the Acquired Fund, including FIN 48 work papers and supporting statements, made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund. The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

cc)	The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of MTB Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

dd)	The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

ee)	Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

ff)	The audited financial statements of each Fund as of April 30, 2008, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

gg)	The unaudited financial statements of each Fund as of October 31, 2008, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of October 31, 2008, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

hh)	The statement of assets and liabilities of the Acquired Fund and the Acquiring Fund to be furnished by MTB Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of the Acquired Fund and the Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

ii)	Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the MTB Trust on behalf of the relevant Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

jj)	All federal and other tax returns and reports of each Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of MTB Trust’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

kk)	All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. Neither Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. The Acquired Fund and Acquiring Fund are each authorized to issue an unlimited number of shares of beneficial interest, with no par value.

ll)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by the Acquiring Fund.

mm)	The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

nn)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

oo)	MTB Trust has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund and the Acquired Fund as such businesses are now being conducted. MTB Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by the Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

pp)	The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

qq)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by MTB Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

rr)	The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under Subchapter M of the Code (a “RIC”), as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation, and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

ss)	The Acquiring Fund has elected to qualify and has qualified as a RIC under Subchapter M of the Code as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date

tt)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by MTB Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

uu)	On the Closing Date, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

vv)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

• ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of MTB Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by MTB Trust’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. MTB Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Acquired Fund and a Prospectus of the Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.8 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

• ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of the Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the MTB Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 PAYMENT OF DIVIDENDS AND CAPITAL GAINS. The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

• ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of the Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by MTB Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of MTB Trust.

• ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of MTB Trust’s Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Counsel substantially to the effect that for federal income tax purposes:

h)	The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund

Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

i)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares under Section 1032(a) of the Code.

j)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares under Section 361(a) and Section 357(a) of the Code.

k)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares, (including fractional shares to which they may be entitled) under Section 354(a) of the Code;

l)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization under Section 358(a)(1) of the Code. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization under Section 1223(l) of the Code.

m)	The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization under Section 362(b) of the Code. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund under Section 1223(2) of the Code.

n)	The Acquiring Fund will succeed to and take into account as of the date of transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations described in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, the Acquired Fund transfers to the Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of the Acquired Fund on the Closing Date.

8.7 That there be delivered to the Acquiring Fund information concerning the tax basis and holding period of the Acquired Fund in all securities transferred to the Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of the Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the Trust to the effect that:

a)	The Trust was created as a business trust under the laws of the State of Delaware on August 11, 2000 and is validly existing and in good standing under the laws of the State of Delaware;

b)	The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

c)	The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund and Acquiring Fund;

d)	Assuming that the initial shares of beneficial interest of each of the Acquired Funds were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

e)	Assuming that the initial shares of beneficial interest of each of the Acquiring Funds were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

f)	Except as disclosed in each Acquired Fund’s and Acquiring Fund’s currently effective prospectus, such Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

g)	The shares of beneficial interest of each Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such Counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

h)	To such Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

i)	Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the MTB Trust, in each case reasonably acceptable to the MTB Trust.

• ARTICLE IX

EXPENSES

9.1 MTB Investment Advisors, Inc., or its affiliates (“MTBIA”), on behalf of each Fund will pay fifty percent (50%) of the expenses associated with the Funds’ participation in the Reorganization. The Acquiring Fund and the Acquired Fund will each pay twenty-five percent (25%) of the expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by MTB Trust on an as-incurred basis.

• ARTICLE X

ENTIRE PLAN; SURVIVAL OF WARRANTIES

10.1 MTB Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant not set forth herein, and that this Plan constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the MTB Trust, the Acquiring Fund, nor the Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

• ARTICLE XI

TERMINATION

11.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) by the consent of MTB Trust. In addition, MTB Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

d)	A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

e)	A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

f)	A determination by the MTB Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

11.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, MTB Trust, or persons who are their agents, shareholders, Trustees or officers.

• ARTICLE XII

AMENDMENTS

12.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of MTB Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

• ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

13.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the MTB Trust Trustees, shareholders, nominees, officers, agents or employees of the MTB Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument of the MTB Trust. No other series of the MTB Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The MTB Trust, the Acquiring Fund and the Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the MTB Trust. The execution and delivery of this Plan have been authorized by the Trustees of the MTB Trust and signed by authorized officers of the MTB Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the MTB Trust’s Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

MTB GROUP OF FUNDS

Name:
Title:

MTB INVESTMENT ADVISORS, INC., with respect to the agreement described in Article IX, Section 9.1 of the Plan

Name:
Title:

Exhibit C

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this      day of             , 2009 by and between MTB Group of Funds, a Delaware statutory trust, with its principal place of business at 100 East Pratt Street, Baltimore, MD 21202 (the “MTB Trust”), on behalf of MTB Mid Cap Growth Fund (the “Acquiring Fund”), a series of MTB Trust, and MTB Trust on behalf of MTB Mid Cap Stock Fund, a series of MTB Trust (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each class of the Acquired Fund in exchange for the corresponding class of shares of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of each class of the Acquiring Fund Shares to the holders of the corresponding class of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are a separate series of MTB Trust and MTB Trust is an open-end, registered management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

• ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of the Acquired Fund and the corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of shares of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Acquired Fund’s liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date. In no event will the Acquiring Fund assume or otherwise be responsible for any liabilities of the Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of the Acquired Fund and shall no longer evidence ownership thereof. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

• ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the MTB Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, determined to the nearest full cent, using the valuation procedures set forth in the MTB Trust Instrument, the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined, with respect to each class of shares of the Acquired Fund and each corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, on behalf of the Acquiring Fund and the Acquired Fund.

• ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about              2009, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of MTB Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause its custodian (the “Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the

Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or such other date(s) as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause ALPS Fund Services, Inc. (“ALPS”), as transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the MTB Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

• ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1	NECESSARY FINDINGS OF FACT BY THE MTB TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND:

ww)	Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

xx)	MTB Trust is registered as an open-end management investment company under the 1940 Act, and MTB Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

yy)	The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. The Prospectus and Statement of Additional Information of each Fund, as well as the proxy statement pursuant to which approval of the Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

zz)	The books and records of the Acquired Fund, including FIN 48 work papers and supporting statements, made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund. The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

aaa)	The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of MTB Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

bbb)	The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

ccc)	Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

ddd)	The audited financial statements of each Fund as of April 30, 2008, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

eee)	The unaudited financial statements of each Fund as of October 31, 2008, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of October 31, 2008, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

fff)	The statement of assets and liabilities of the Acquired Fund and the Acquiring Fund to be furnished by MTB Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of the Acquired Fund and the Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

ggg)	Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the MTB Trust on behalf of the relevant Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

hhh)	All federal and other tax returns and reports of each Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of MTB Trust’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

iii)	All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. Neither Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. The Acquired Fund and Acquiring Fund are each authorized to issue an unlimited number of shares of beneficial interest, with no par value.

jjj)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by the Acquiring Fund.

kkk)	The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

lll)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

mmm)	MTB Trust has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund and the Acquired Fund as such businesses are now being conducted. MTB Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by the Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

nnn)	The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

ooo)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by MTB Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

ppp)	The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under Subchapter M of the Code (a “RIC”), as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation, and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

qqq)	The Acquiring Fund has elected to qualify and has qualified as a RIC under Subchapter M of the Code as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date

rrr)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by MTB Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

sss)	On the Closing Date, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

ttt)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

• ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of MTB Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by MTB Trust’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. MTB Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Acquired Fund and a Prospectus of the Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.8 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

• ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of the Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the MTB Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 PAYMENT OF DIVIDENDS AND CAPITAL GAINS. The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

• ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of the Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by MTB Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of MTB Trust.

• ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of MTB Trust’s Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Counsel substantially to the effect that for federal income tax purposes:

o)	The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

p)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares under Section 1032(a) of the Code.

q)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares under Section 361(a) and Section 357(a) of the Code.

r)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares, (including fractional shares to which they may be entitled) under Section 354(a) of the Code;

s)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization under Section 358(a)(1) of the Code. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization under Section 1223(l) of the Code.

t)	The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization under Section 362(b) of the Code. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund under Section 1223(2) of the Code.

u)	The Acquiring Fund will succeed to and take into account as of the date of transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations described in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, the Acquired Fund transfers to the Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of the Acquired Fund on the Closing Date.

8.7 That there be delivered to the Acquiring Fund information concerning the tax basis and holding period of the Acquired Fund in all securities transferred to the Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of the Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the Trust to the effect that:

a)	The Trust was created as a business trust under the laws of the State of Delaware on August 11, 2000 and is validly existing and in good standing under the laws of the State of Delaware;

b)	The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

c)	The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund and Acquiring Fund;

d)	Assuming that the initial shares of beneficial interest of each of the Acquired Funds were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

e)	Assuming that the initial shares of beneficial interest of each of the Acquiring Funds were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

f)	Except as disclosed in each Acquired Fund’s and Acquiring Fund’s currently effective prospectus, such Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

g)	The shares of beneficial interest of each Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such Counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

h)	To such Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

i)	Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the MTB Trust, in each case reasonably acceptable to the MTB Trust.

• ARTICLE IX

EXPENSES

9.1 MTB Investment Advisors, Inc., or its affiliates (“MTBIA”), on behalf of each Fund will pay fifty percent (50%) of the expenses associated with the Funds’ participation in the Reorganization. The Acquiring Fund and the Acquired Fund will each pay twenty-five percent (25%) of the expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by MTB Trust on an as-incurred basis.

• ARTICLE X

ENTIRE PLAN; SURVIVAL OF WARRANTIES

10.1 MTB Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant not set forth herein, and that this Plan constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the MTB Trust, the Acquiring Fund, nor the Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

• ARTICLE XI

TERMINATION

11.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) by the consent of MTB Trust. In addition, MTB Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

g)	A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

h)	A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

i)	A determination by the MTB Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

11.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, MTB Trust, or persons who are their agents, shareholders, Trustees or officers.

• ARTICLE XII

AMENDMENTS

12.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of MTB Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

• ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

13.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the MTB Trust Trustees, shareholders, nominees, officers, agents or employees of the MTB Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument of the MTB Trust. No other series of the MTB Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The MTB Trust, the Acquiring Fund and the Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the MTB Trust. The execution and delivery of this Plan have been authorized by the Trustees of the MTB Trust and signed by authorized officers of the MTB Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the MTB Trust’s Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

MTB GROUP OF FUNDS

Name:
Title:

MTB INVESTMENT ADVISORS, INC., with respect to the agreement described in Article IX, Section 9.1 of the Plan

Name:
Title:

Exhibit D

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this          day of                     , 2009 by and between MTB Group of Funds, a Delaware statutory trust, with its principal place of business at 100 East Pratt Street, Baltimore, MD 21202 (the “MTB Trust”), on behalf of MTB Small Cap Growth Fund (the “Acquiring Fund”), a series of MTB Trust, and MTB Trust on behalf of MTB Small Cap Stock Fund, a series of MTB Trust (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each class of the Acquired Fund in exchange for the corresponding class of shares of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of each class of the Acquiring Fund Shares to the holders of the corresponding class of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are a separate series of MTB Trust and MTB Trust is an open-end, registered management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

• ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of the Acquired Fund and the corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of shares of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Acquired Fund’s liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date. In no event will the Acquiring Fund assume or otherwise be responsible for any liabilities of the Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of the Acquired Fund and shall no longer evidence ownership thereof. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

• ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the MTB Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, determined to the nearest full cent, using the valuation procedures set forth in the MTB Trust Instrument, the Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined, with respect to each class of shares of the Acquired Fund and each corresponding class of shares of the Acquiring Fund, by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, on behalf of the Acquiring Fund and the Acquired Fund.

• ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about          2009, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of MTB Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause its custodian (the “Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the

Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or such other date(s) as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause ALPS Fund Services, Inc. (“ALPS”), as transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the MTB Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

• ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1	NECESSARY FINDINGS OF FACT BY THE MTB TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND:

uuu)	Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

vvv)	MTB Trust is registered as an open-end management investment company under the 1940 Act, and MTB Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

www)	The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. The Prospectus and Statement of Additional Information of each Fund, as well as the proxy statement pursuant to which approval of the Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

xxx)	The books and records of the Acquired Fund, including FIN 48 work papers and supporting statements, made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund. The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

yyy)	The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of MTB Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

zzz)	The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

aaaa)	Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

bbbb)	The audited financial statements of each Fund as of April 30, 2008, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

cccc)	The unaudited financial statements of each Fund as of October 31, 2008, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of October 31, 2008, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

dddd)	The statement of assets and liabilities of the Acquired Fund and the Acquiring Fund to be furnished by MTB Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of the Acquired Fund and the Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

eeee)	Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the MTB Trust on behalf of the relevant Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

ffff)	All federal and other tax returns and reports of each Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of MTB Trust’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

gggg)	All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. Neither Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. The Acquired Fund and Acquiring Fund are each authorized to issue an unlimited number of shares of beneficial interest, with no par value.

hhhh)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by the Acquiring Fund.

iiii)	The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

jjjj)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

kkkk)	MTB Trust has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund and the Acquired Fund as such businesses are now being conducted. MTB Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by the Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

llll)	The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

mmmm)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by MTB Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

nnnn)	The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under Subchapter M of the Code (a “RIC”), as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation, and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

oooo)	The Acquiring Fund has elected to qualify and has qualified as a RIC under Subchapter M of the Code as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date

pppp)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by MTB Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

qqqq)	On the Closing Date, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

rrrr)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

• ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of MTB Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by MTB Trust’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. MTB Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of the Acquired Fund and a Prospectus of the Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.8 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

• ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of the Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the MTB Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 PAYMENT OF DIVIDENDS AND CAPITAL GAINS. The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

• ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of the Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by MTB Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of MTB Trust.

• ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of MTB Trust’s Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Counsel substantially to the effect that for federal income tax purposes:

v)	The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

w)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares under Section 1032(a) of the Code.

x)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares under Section 361(a) and Section 357(a) of the Code.

y)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares, (including fractional shares to which they may be entitled) under Section 354(a) of the Code;

z)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization under Section 358(a)(1) of the Code. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization under Section 1223(l) of the Code.

aa)	The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization under Section 362(b) of the Code. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund under Section 1223(2) of the Code.

bb)	The Acquiring Fund will succeed to and take into account as of the date of transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations described in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, the Acquired Fund transfers to the Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of the Acquired Fund on the Closing Date.

8.7 That there be delivered to the Acquiring Fund information concerning the tax basis and holding period of the Acquired Fund in all securities transferred to the Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of the Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the Trust to the effect that:

a)	The Trust was created as a business trust under the laws of the State of Delaware on August 11, 2000 and is validly existing and in good standing under the laws of the State of Delaware;

b)	The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

c)	The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund and Acquiring Fund;

d)	Assuming that the initial shares of beneficial interest of each of the Acquired Funds were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

e)	Assuming that the initial shares of beneficial interest of each of the Acquiring Funds were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

f)	Except as disclosed in each Acquired Fund’s and Acquiring Fund’s currently effective prospectus, such Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

g)	The shares of beneficial interest of each Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such Counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

h)	To such Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

i)	Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the MTB Trust, in each case reasonably acceptable to the MTB Trust.

• ARTICLE IX

EXPENSES

9.1 MTB Investment Advisors, Inc., or its affiliates (“MTBIA”), on behalf of each Fund will pay fifty percent (50%) of the expenses associated with the Funds’ participation in the Reorganization. The Acquiring Fund and the Acquired Fund will each pay twenty-five percent (25%) of the expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by MTB Trust on an as-incurred basis.

• ARTICLE X

ENTIRE PLAN; SURVIVAL OF WARRANTIES

10.1 MTB Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant not set forth herein, and that this Plan constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the MTB Trust, the Acquiring Fund, nor the Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

• ARTICLE XI

TERMINATION

11.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) by the consent of MTB Trust. In addition, MTB Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

j)	A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

k)	A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

l)	A determination by the MTB Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

11.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, MTB Trust, or persons who are their agents, shareholders, Trustees or officers.

• ARTICLE XII

AMENDMENTS

12.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of MTB Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

• ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

13.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the MTB Trust Trustees, shareholders, nominees, officers, agents or employees of the MTB Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument of the MTB Trust. No other series of the MTB Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The MTB Trust, the Acquiring Fund and the Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the MTB Trust. The execution and delivery of this Plan have been authorized by the Trustees of the MTB Trust and signed by authorized officers of the MTB Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the MTB Trust’s Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

MTB GROUP OF FUNDS

Name:
Title:

MTB INVESTMENT ADVISORS, INC., with respect to the agreement described in Article IX, Section 9.1 of the Plan

Name:
Title:

Exhibit E

Management’s Discussion of Fund Performance

[Acquiring and Acquired Funds]

MTB EQUITY INCOME FUND

Management’s Discussion of Fund Performance

The portfolio underperformed it’s benchmarks for the fiscal year ended April 30, 2008. The Fund returned (11.16)% for Class A Shares, (11.93)% for Class B Shares and (11.00)% for Institutional I Shares for this period, based on net asset value,* versus (8.97)% for its benchmark, the Russell 1000 Value Index.**

Volatility characterized the second half of 2007 as headline news regarding recessionary fears and the sub-prime credit crisis pressured the market. Stocks traded on little company specific news as they were hit with a contagion effect regardless of underlying fundamentals. While the portfolio’s significant underweight in Financials positively contributed to performance, some of the poorest performers were from this sector. The portfolio’s Consumer Cyclicals were also detractors from performance.

Energy continued its ascent as the market’s top performing sector for the year ended April 30, 2008. While Occidental Petroleum was the portfolio’s top performer for the year, a lack of sufficient dividend yields and lofty relative valuations prohibited the portfolio’s participation in most Energy stocks.

In addition to Occidental Petroleum, other positive contributors to performance included Fannie Mae, Morgan Stanley, Annaly Capital Management, Dover Corp, ConocoPhillips, Northern Trust Corp. Brinker International, Pentair and Merrill Lynch & Co.

The composition of the portfolio changed during the year with a reduced weighting in Consumer Staples. Numerous multinational companies in the Consumer Staple area benefited by a weaker US dollar and continued international growth. Coca Cola, PepsiCo, and Proctor & Gamble significantly outperformed and were sold. Through our bottom up stock selection process, the portfolio increased its exposure to the Consumer Cyclical and Technology sectors. We have identified companies that have recognized the difficult operating environment and are pursuing strategies to offset the economic slowdown such as correcting internal inefficiencies and reducing debt. A few examples of stocks added in these sectors include Motorola, Starwood Resorts & Hotels, Brinker and Williams and Sonoma.

Conflicting economic data, slower earnings growth and cautious capital spending plans by corporations appear to be foreshadowing a tough market environment for the remainder of the year. High quality, dividend paying stocks with fundamental catalysts are likely to be attractive to many investors. On a positive note, we continue to find a significant number of new buy ideas in this volatile environment and remain confident with the positioning in the portfolio. While the year ended April 30, 2008 proved to be a difficult period, the portfolio outperformed the Russell 1000 Value Index** by more than 200 basis points during the first four months of 2008.

*	Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (16.04)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (15.47)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
**	The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

MTB EQUITY INCOME FUND — CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Income Fund (Class A Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard & Poor’s 500 Index (S&P 500),2 the Russell 1000 Value Index (Russell 1000 Value)2 and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(16.04)%
5 Years	8.31%
10 Years	2.51%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.60%
After Waivers	1.19%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2	The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.
†	The MTB Equity Income Fund is the successor to the ARK Equity Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Equity Income Portfolio.

MTB EQUITY INCOME FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Income Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500 Index (S&P 500),2 the Russell 1000 Value Index (Russell 1000 Value)2 and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(15.47)%
Start of Performance (8/25/2003)	7.49%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.10%
After Waivers	1.94%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a CDSC of 2.00% on any redemption up to 5 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB EQUITY INCOME FUND — INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Equity Income Fund (Institutional I Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard & Poor’s 500 Index (S&P 500),2 the Russell 1000 Value Index (Russell 1000 Value)2 and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(11.00)%
5 Years	9.75%
10 Years	3.27%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.33%
After Waivers	1.06%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.
†	The MTB Equity Income Fund is the successor to the ARK Equity Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Equity Income Portfolio.

MTB LARGE CAP VALUE FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008, the Fund returned (9.56)% for Class A Shares, (10.30)% for Class B Shares and (9.42)% for Institutional I Shares, based on net asset value,* versus (8.97)% for its benchmark, the Russell 1000 Value Index.**

The U.S. stock market declined significantly during the year ended April 30, 2008, posting one of its worst annual declines in the past 25 years. The difficult credit market conditions, which began to emerge in the beginning of the year escalated into a full blown credit crisis causing turmoil for both the equity and fixed income markets. As a result, the MTB Large Cap Value Fund generated a negative return for the year, and also trailed its primary benchmark, the Russell 1000 Value Index.

During the year the Fund benefited from its exposure to the Energy, Metals/Mining, and Defense sectors. Holdings in Apache Corp, Noble Energy, Hess Corp, Posco, and Barrick Gold did particularly well. The Fund’s exposure to Financials, Technology and underweighting in Healthcare detracted from performance. Countrywide Financial, Fannie Mae and Citigroup performed poorly as their exposure to the mortgage market hurt results. In the Technology sector, Motorola suffered from the poor performance of its handset division.

The challenge in managing money is not necessarily to worry solely about what has already declined in value, but rather to consider what the greatest risks are going forward. Therefore, during the year we trimmed some of our cyclical exposure by eliminating our position in Korean steel manufacturer Posco and mining company Rio Tinto following the significant share price appreciation of each. In late-November, we also elected to swap our Countrywide Financial position for a new stake in Freddie Mac. Notwithstanding the fact that Countrywide had been a poor performer in the Fund, our analysis indicated that Freddie Mac provided a more compelling risk/reward opportunity. Freddie Mac is better capitalized, has the implicit backing of the U.S. government, and is less exposed to the troubled California mortgage market.

If you look at the Fund today, Financials comprise approximately 23%, which is lower than the Russell 1000 Value Index. We have maintained positions in Fannie Mae and Genworth Financial. In fact, we added to our stake in Genworth during the year. Genworth is an insurance company, but does have some mortgage insurance exposure that has caused some consternation for investors. Our analysis suggests that this business is fire-walled and will not have a significant adverse impact on the rest of their businesses. If one completely discounts the mortgage insurance business as worthless, the stock is still trading below book value.

During the year we also added to a number of positions including Hartford Financial Services Group, Motorola, Pitney-Bowes, and Viacom. We had trimmed Comcast Corp at higher levels, and subsequently repurchased the shares on weakness in the stock. We eliminated our stake in Clear Channel Communications given that its previously announced takeover could be at risk given the distress in the credit markets. We had already witnessed a couple of deals get cancelled due to difficulties in obtaining bank financing.

During the period we initiated a stake in French-based pharmaceutical manufacturer, Sanofi-Aventis. The stock had been under pressure as its potential blockbuster weight loss/diabetes drug, Accomplia, failed to gain FDA approval for marketing in the U.S. In addition, the company had struggled against an at-risk generic launch against its largest product, the blood thinner Plavix, as well as an impending generic challenge to its second largest product, the anti-thrombotic drug Lovenox. The stock is extremely inexpensive based on our sales and earnings projections, and boasts an 8% free cash flow yield. Potential catalysts include the continued licensing of promising drugs in their pipeline, a reduction or removal of a share overhang from two large, non-strategic stakeholders, and the re-application of Accomplia to enter the U.S. market. Also in the health sector, we established a position in Amgen, a biotechnology firm, after the shares had been under significant pressure due to safety and reimbursement issues related to its core anemia drugs — EPO and Aranesp.

As the credit crisis evolved during the second half of the year, liquidity evaporated for many types of fixed income securities including AAA rated mortgage bonds. This resulted in financial institutions becoming very risk adverse, and unwilling to lend, even among themselves. This lack of liquidity threatened to spiral into a downside scenario with dire consequences. The crisis culminated in the collapse of Bear Sterns, and its U.S. Federal Reserve (“Fed”) engineered buyout by J.P. Morgan during the first quarter of 2008. In response to the turmoil in the credit markets, continuing deterioration in housing and an overall weakening in the economy, the Federal Reserve Board (Fed) reduced the Fed Funds rate aggressively to 2.25%. This represents a 300 basis point reduction since the Fed began to lower rates in September of 2007. In addition, the Fed introduced a series of unprecedented initiatives such as the Term Securities Lending Facility to try and restore liquidity to the capital markets.

*	Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (14.53)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (14.52)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
**	The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

MTB LARGE CAP VALUE FUND — CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund (Class A Shares) (the “Fund”) from April 30, 1998 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV)2, the Russell 1000 Value2 and the Lipper Large Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(14.53)%
5 Years	9.93%
10 Years	2.89%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.31%
After Waivers	1.03%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV, the Russell 1000 Value and the Lipper Large Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500/CV, the Russell 1000 Value and the Lipper Large Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP VALUE FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund (Class B Shares) (the “Fund”) from December 11, 1999 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV),2 the Russell 1000 Value2 and the Lipper Large Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(14.52)%
5 Years	9.93%
Start of Performance (12/11/1999)	3.20%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.87%
After Waivers	1.85%

The Expense Ratio represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV, the Russell 1000 Value and the Lipper Large Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500/CV, the Russell 1000 Value and the Lipper Large Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP VALUE FUND — INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Value Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV)2, the Russell 1000 Value2 and the Lipper Large Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(9.42)%
Start of Performance (8/18/2003)	9.65%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.13%
After Waivers	0.97%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV, the Russell 1000 Value and the Lipper Large Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500/CV, the Russell 1000 Value and the Lipper Large Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP STOCK FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008, the Fund generated a total return of (2.31)% for Class A Shares, (3.10)% for Class B Shares, and (2.20)% for Institutional I Shares, based on net asset value.* While this was a weak return for the Fund, it outperformed its benchmark, the unmanaged S&P 500 Index,** which returned (4.68)% for the same period.

Selected sectors assisted the overall Fund’s return. The strongest sectors during this time period were Materials, up 80.4%, and Energy, up 28.8% respectively. These two sectors outperformed the other eight economic sectors by a significant amount and accounted for approximately 15% of the Fund. Global growth supported the overall demand for goods from the Materials and Industrial sectors. Energy prices continued to rise, as demand for product remained firm.

Individual companies that contributed to overall performance included Cleveland Cliffs (up 135%), Foster Wheeler (up 88%), and EOG Resources. Cleveland Cliffs benefited from strong global steel demand as iron ore pellet prices increased 87% over last year’s contracted level. The global energy infrastructure contracts that Foster Wheeler booked over the last couple of years began to flow through the income statement. Consequently, in the second quarter of 2007, first quarter recurring earnings of $1.50 were announced. This was 100% higher than Wall Street estimates; the surprise caused analysts and investors to revalue Foster Wheeler’s earnings power. Lastly, EOG Resources, a domestic E&P company, focuses primarily on the Natural Gas industry. EOG has significant exposure in the Barnett field in Texas, and their record in this area and neighboring counties has far outpaced other companies drilling in the region, raising its stock 72%.

Although the Fund managed to outperform its benchmark, it experienced negative returns. The weakest sectors were Financials, (down 34.8%), followed by the Consumer Discretionary sector, (down 26.3%). During the third quarter of 2007, these sectors underperformed for fear that sub-prime difficulties could create a recession, which would hurt the consumer and reduce earnings. Slowing economic momentum continued to have a negative impact into the fourth quarter and decreased future expectations. Confidence for early improvement proved unfounded and concerns for further weakness in Financials developed. Among the hardest hit stocks were CIT Group, (down 81.3%), and J.C. Penney Co., (down 49.8%). CIT witnessed sharp price declines based on fears of negative earnings or worse during the third quarter of 2007. Then in early 2008, write-downs in CIT’s home equity and student loan lending portfolios and liquidity concerns hurt the shares as well. Likewise, J.C. Penny shares suffered when they posted below-plan sales in May of 2007 due to declining mall traffic and the expectation of negative earnings revisions. In the fourth quarter of 2007, they further decreased future expectations.

*	Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (7.72)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (7.26%), adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
**	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB LARGE CAP STOCK FUND — CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Stock Fund (Class A Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20083

1 Year	(7.72)%
5 Years	7.54%
10 Years	1.89%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.58%
After Waivers	1.25%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2	The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.
3	Performance presented prior to August 15, 2003 reflects performance of the ARK Value Equity Portfolio, which the MTB Large Cap Stock Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Equity Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB LARGE CAP STOCK FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Stock Fund (Class B Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20083

1 Year	(7.26)%
5 Years	7.62%
10 Years	1.50%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.08%
After Waivers	2.00%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.
3	Performance presented prior to August 15, 2003 reflects performance of the ARK Value Equity Portfolio, which the MTB Large Cap Stock Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Equity Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB LARGE CAP STOCK FUND — INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Stock Fund (Institutional I Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20083

1 Year	(2.20)%
5 Years	8.93%
10 Years	2.61%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.32%
After Waivers	1.11%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.
3	Performance presented prior to August 15, 2003 reflects performance of the ARK Value Equity Portfolio, which the MTB Large Cap Stock Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Equity Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB LARGE CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008 the Fund returned (3.09)% for Class A Shares, (3.91)% for Class B Shares, and (2.97)% for the Institutional I Shares, based on net asset value,* versus (0.42)% for its benchmark, the S&P 500/Citigroup Growth Index.**

Each of the last two years the Fund has delivered solid double-digit absolute returns, however that was not the case this year. Fiscal 2008 was a difficult year. It began with a similar pattern to the prior years as the first quarter delivered solid results. However, as we approached the waning days of summer, the markets got their first real look at the mortgage debacle, which would quickly manifest into a financial crisis. The Federal Reserve Board (Fed) quickly stepped in to support the financial markets, but nervous investors sold positions, leading to a market correction.

Several sectors had a meaningful contribution to the Fund’s performance in fiscal year 2008. Healthcare was our best performing sector, and it was our stock selection that drove these results. Shares in Intuitive Surgical, Cytyc, and Express Scripts each appreciated over 40% throughout our fiscal year. The Industrial Sector also delivered superb results as our theme on a continued build-out in global infrastructure materialized. Investments in Foster Wheeler and McDermott International each appreciated over 80% during our fiscal year.

The Fund was negatively impacted by our investments in the Financial and Technology Sectors. We intentionally underweighted the Financial Sector, but the global mortgage crisis played havoc with a number of our selections and caused us to underperform the benchmark. Technology stocks remained under pressure as recessionary comments forced companies to slow their capital spending plans, resulting in slower earnings growth.

As we look back over last year we were disappointed with our results. The mortgage crisis impacted investor perception, which lead to a market decline. The Fed has made a number of interesting and clever moves over the last six months that should put us back on track.

*	Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (8.41)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (8.58)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
**	The S&P 500/Citigroup Growth Index is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. Investments cannot be made in an index.

MTB LARGE CAP GROWTH FUND — CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund (Class A Shares) (the “Fund”) from March 20, 2000 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(8.41)%
5 Years	4.97%
Start of Performance (3/20/2000)	(1.95)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.63%
After Waivers	1.31%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2	The S&P 500/CG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP GROWTH FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund (Class B Shares) (the “Fund”) from April 6, 2000 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(8.58)%
5 Years	5.04%
Start of Performance (4/06/2000)	(2.46)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.13%
After Waivers	2.05%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500/CG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP GROWTH FUND — INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Growth Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2008, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(2.97)%
Start of Performance (8/18/2003)	5.52%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.38%
After Waivers	1.17%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500/CG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP STOCK FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008, the Fund returned (8.79)% for Class A Shares, (9.51)% for Class B Shares and (8.70)% for Institutional I Shares, based on net asset value,* versus (2.76)% the S&P Mid Cap 400 Index,** and (5.87)% for the Lipper Mid Cap Core Funds Average.***

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They began managing a portion of the Fund in December 2004. Their management discussion and analysis follows:

For the year ended April 30, 2008, the Russell Mid Cap Value Index+ LSV’s benchmark for the value portion of the Fund was down (11.65)%. LSV’s portion of the Fund assets returned (18.30)% over the period (gross of fees). Mid cap growth stocks significantly outperformed mid cap value stocks in the period as the Russell Mid Cap Growth Index fell only 1.93%. Our deep value approach which prefers inexpensive stocks was not rewarded in a period that strongly favored companies possessing high price/earnings, high price/cash flow and high price/book ratios and, as a result, the portfolio struggled relative to the benchmarks.

Portfolio holdings lagged the value benchmark holdings within several sectors but most acutely in Financials, Energy, Industrials, Materials and Utilities. The portfolio’s smaller size bias relative to the benchmark also detracted from returns as smaller cap stocks+++ underperformed mid cap stocks. Sector allocations contributed positively to performance; the portfolio benefited from an underweight to Financials stocks and an overweight to Materials stocks.

In many ways, we feel as we did in 1999 when our deep value approach was equally out of step. That time period presented a sizeable opportunity for disciplined value investors, which we believe exists again today. Our portion of the Fund is well diversified within mid cap value equities, holding approximately 100 stocks, with controlled industry and sector exposures. LSV does not attempt to time the market and stays fully invested throughout the year in mid cap equities. Over time, stock selection should be the primary driver of excess returns and LSV consistently applies a ‘value’ discipline in the portfolio. This strategy complements the Fund’s other advisor who is focused on ‘growth’ stocks.

MTB Investment Advisors, Inc. (growth portion)

For the year ended April 30, 2008, MTBIA’s portion of the Fund assets returned 4.63% over the period (based on net asset value)*, successfully navigating a volatile and challenging year in the equity markets, and outperforming both of the widely used Midcap Growth performance benchmarks, the S&P Mid Cap 400 Index** (2.76)% and the Russell Mid Cap Growth Index++ (1.93)%. Much of the Fund’s success this year — as in the past — was attributable to its high exposure to U.S. companies and industries benefiting from strong global economic growth. Conversely, we have under-invested in areas of the equity market that we expected to weaken under pressure from the deteriorating housing market.

The global orientation produced strong returns in the Material, Energy, and Industrials sectors. The Fund had notable success with Cleveland-Cliffs Inc., Foster Wheeler Ltd., and McDermott International Inc., Joy Global Inc., Southwestern Energy Co., Denbury Resources Inc., and XTO Energy Inc. Investors will recognize all of those holdings as long-term positive contributors to the Fund’s performance.

The Fund’s investments in the Health Care sector also performed well, especially relative to the benchmark. This continues our long record of identifying superior investments in this sector. Intuitive Surgical Inc. and Perrigo Co. were two stand-out successes this year. Performance was also boosted by avoiding Managed Care companies, which generally performed poorly. However, the Fund had less success with Allscripts Healthcare

Solutions Inc. and Sepracor, companies that disappointed operationally. The Fund continues to hold Allscripts in expectation that the company can improve execution and exploit the value of its technology.

In the Consumer Discretionary sector, the Fund’s absolute performance was disappointing. Most stocks in this sector were hit hard by the economic slowdown. However, the Fund was correctly underweight the sector relative to the benchmark. This underweight helped us generate solid relative outperformance. GameStop Corporation and Urban Outfitters, Inc. also boosted results, compensating in part for the disappointments with Children’s Place Retail Stores, Inc. and several other retail positions.

Technology was mixed. Notably strong performance in software from ANSYS, Inc. and Activision, Inc. was negated by poor results from hardware names, especially Trident Microsystems, Inc., Electronics for Imaging, Inc., and F5 Networks, Inc. The net result was a modest negative to both absolute and relative performance for the year.

Financial Services was the only area of significantly poor performance, measured both by absolute and relative returns. We were wary of the potential for disruption to the credit markets emanating from the downturn in the U.S. housing market. In an effort to minimize the impact on the portfolio, we reduced our direct credit-exposure, but, as is obvious in retrospect, we underestimated how the ripples from housing would reach almost every corner of the financial services industry. The Fund incurred setbacks in several names, including CIT Group, Inc., Ambac Financial Group, Inc., Radian Group, Inc., Piper Jaffray Companies, Inc., Zions Bancorporation, UCBH Holdings, Inc., and CapitalSource, Inc. However, by reducing many positions at prices much above current levels, we controlled the Fund’s losses in this area somewhat.

*	Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (13.79)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (13.60)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (Acquired Funds) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “Accounting Survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.
**	The S&P Mid Cap 400 Index is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. These indexes are unmanaged and investments cannot be made in an index.
***	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+	The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. Equity universe. It includes those Russell Midcap Index companies with the lower price-to-book rations and lower forecasted growth values.
++	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. Equity universe. It includes those Russell Midcap Index companies with the higher price-to-book rations and higher forecasted growth values.
+++	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

MTB MID CAP STOCK FUND — CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Stock Fund (Class A Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(13.79)%
5 Years	10.73%
10 Years	4.70%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.61%
After Waivers	1.25%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2	The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP STOCK FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Stock Fund (Class B Shares) (the “Fund”) from March 16, 2000 (start of performance) to April 30, 2008, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(13.60)%
5 Years	10.78%
Start of Performance (3/16/2000)	5.63%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.13%
After Waivers	2.02%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP STOCK FUND — INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Mid Cap Stock Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2008, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(8.70)%
Start of Performance (8/18/2003)	10.50%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.38%
After Waivers	1.14%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	The Fund performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008, the Fund returned 4.48% for Class A Shares, 3.67% for Class B Shares and 4.63% for Institutional I Shares, based on net asset value,* versus (1.94)% for its benchmark, the Russell Midcap Growth Index and 2.02% for its previous benchmark, the S&P Midcap 400/Citigroup Growth Index.**

The Fund successfully navigated a volatile and challenging year in the equity markets, outperforming both of the widely used Midcap Growth performance benchmarks. Much of the Fund’s success this year — as in the past — was attributable to its high exposure to U.S. companies and industries benefiting from strong global economic growth. Conversely, we have under-invested in areas of the equity market that we expected to weaken under pressure from the deteriorating housing market.

The global orientation produced strong returns in the Material, Energy, and Industrials sectors. The Fund had notable success with Cleveland-Cliffs Inc., Foster Wheeler Ltd., and McDermott International Inc., Joy Global Inc., Southwestern Energy Co., Denbury Resources Inc., and XTO Energy Inc. Investors will recognize all of those holdings as long-term positive contributors to the Fund’s performance.

The Fund’s investments in the Health Care sector also performed well, especially relative to the benchmark. This continues our long record of identifying superior investments in this sector. Intuitive Surgical Inc. and Perrigo Co. were two stand-out successes this year. Performance was also boosted by avoiding Managed Care companies, which generally performed poorly. However, the Fund had less success with Allscripts Healthcare Solutions Inc. and Sepracor, companies that disappointed operationally. The Fund continues to hold Allscripts in expectation that the company can improve execution and exploit the value of its technology.

In the Consumer Discretionary sector, the Fund’s absolute performance was disappointing. Most stocks in this sector were hit hard by the economic slowdown. However, the Fund was correctly underweight the sector relative to the benchmark. This underweight helped us generate solid relative outperformance. GameStop Corporation and Urban Outfitters, Inc. also boosted results, compensating in part for the disappointments with Children’s Place Retail Stores, Inc. and several other retail positions.

Technology was mixed. Notably strong performance in software from ANSYS, Inc. and Activision, Inc. was negated by poor results from hardware names, especially Trident Microsystems, Inc., Electronics for Imaging, Inc., and F5 Networks, Inc. The net result was a modest negative to both absolute and relative performance for the year.

Financial Services was the only area of significantly poor performance, measured both by absolute and relative returns. We were wary of the potential for disruption to the credit markets emanating from the downturn in the U.S. housing market. In an effort to minimize the impact on the portfolio, we reduced our direct credit-exposure but, as is obvious in retrospect, we underestimated how the ripples from housing would reach almost every corner of the financial services industry. The Fund incurred setbacks in several names, including CIT Group, Inc., Ambac Financial Group, Inc., Radian Group, Inc., Piper Jaffray Companies, Inc., Zions Bancorporation, UCBH Holdings, Inc., and CapitalSource, Inc. However, by reducing many positions at prices much above current levels, we controlled the Fund’s losses in this area somewhat.

*	Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (1.29)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (0.73)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
**	The Russell Mid Cap Growth Index (“Russell Mid Cap Growth”) and the Standard & Poor’s Mid Cap 400/Citigroup Growth Index (“S&P Mid Cap 400/CG”) are each a broad-based market index. The Russell Mid Cap Growth Index is an unmanaged index comprised of the smallest 800 securities in the Russell 1000.

MTB MID CAP GROWTH FUND — CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Growth Fund (Class A Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard and Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG),2 Russell Mid Cap Growth,2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(1.29)%
5 Years	14.05%
10 Years	7.56%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.66%
After Waivers	1.25%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/CG, Russell Mid Cap Growth , and the Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2

The S&P Mid Cap 400/CG, Russell Mid Cap Growth, and the Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

†	The MTB Mid Cap Growth Fund is the successor to the ARK Mid Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Mid Cap Equity Portfolio.

MTB MID CAP GROWTH FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Growth Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2008, compared to the Standard and Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG),2 Russell Mid Cap Growth,2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(0.73)%
Start of Performance (8/25/2003)	11.76%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.05%
After Waivers	1.90%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1

Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a CDSC of 2.00% on any redemption up to 5 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/CG, Russell Mid Cap Growth, and the Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in an index or an average.

2

The S&P Mid Cap 400/CG, Russell Mid Cap Growth, and the Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP GROWTH FUND — INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Mid Cap Growth Fund (Institutional I Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Standard and Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG),2 Russell Mid Cap Growth,2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	4.63%
5 Years	15.52%
10 Years	8.43%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.41%
After Waivers	1.11%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1

The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/CG, Russell Mid Cap Growth, and the Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2

The S&P Mid Cap 400/CG, Russell Mid Cap Growth, and the Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

†	The MTB Mid Cap Growth Fund is the successor to the ARK Mid Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Mid Cap Equity Portfolio.

MTB SMALL CAP STOCK FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008, the Fund returned (13.29)% for Class A Shares, (13.93)% for Class B Shares, and (13.17)% for Institutional I Shares, based on net asset value,* versus (10.96)% for its benchmark, the Russell 2000 Index,** and (11.73)% for its peer group, the Lipper Small Cap Core Funds Average.***

Copper Rock Capital Partners, LLC (growth portion)

Copper Rock Capital Partners, LLC (Copper Rock) serves as sub-advisor for the growth portion of the Fund. They have managed a portion of the Fund since November 1, 2006. Their management discussion and analysis follows:

For the fiscal year ended April 30, 2008, Copper Rock’s portion of the fund assets returned (9.25)% over this period,* (gross of fees) versus (6.71)% for the Russell 2000® Growth Index.** The second half of 2007 was characterized by high volatility due to the concerns over decreasing home values and the liquidity crisis, which began in August of 2007 with the sub-prime lending meltdown. The Federal Reserve Board tried to reduce the fear of a recession by cutting key interest rates by (0.50)% in September, by (0.25)% in October, and by an additional (0.25)% in December. Throughout 2007, the stocks that generally performed the best were those with higher growth rates and more visible growth, as compared to the slower growing companies, which did not perform as well.

For the year 2007, stock selection in Consumer Discretionary, Technology, and Financials contributed the most to relative performance. While Copper Rock was equal weight to the Consumer Discretionary sector relative to the Russell 2000® Growth Index during calendar year 2007, Copper Rock’s stock selection in the sector contributed the most to performance since managing the growth sleeve of the Fund. Among the top contributors for the period in Consumer Discretionary were Capella Education (CPLA) and ITT Educational Services (ESI), both education services companies. As the economy softened midway through 2007, more people were eager to further their income potential while maintaining their full time jobs, making the option to pursue secondary and even tertiary degrees either online or part time very attractive. Additionally, our underweight allocation relative to the benchmark in Financials combined with strong stock selection added to performance. Copper Rock had no exposure to banks within the Financials sector, which proved beneficial as they were largely depressed as a result of the mortgage write-downs and subprime lending crisis.

On the downside, the first quarter of 2008 was a very tough quarter for active small cap growth managers, especially managers that experienced strong performance in 2007. The Copper Rock Small Cap Growth Composite returned (24.66)%, versus (12.80)% for the Russell 2000® Growth Index.** Three factors, which contributed to the underperformance during this quarter were extreme levels of market volatility, panic selling out of growth stocks, and disappointments on an individual stock level. As a result, a reversal trend occurred where the stocks with the highest expected growth rates did the worst by far in the period. Although stock selection in the Technology, Financial Services, and Consumer Discretionary sectors returned strongly in 2007, these sectors impacted performance negatively in the first part of 2008. The Financials sector severely underperformed as the Bear Stearns collapse caused major panic in the market. Within Financials, the Fund remains underweight in traditional banks, but continues to find attractive companies such as asset managers and diversified financial services firms that are thriving in the prolonged sub-prime lending and housing market crisis.

During the month of April, small cap growth stocks rebounded as the Russell 2000 Growth Index returned 5.14% as compared to being down (0.58)% in March. One reason for the performance turnaround was the calming of volatility in the small cap area.+ In addition, based on a reduction in market volatility, investors’ growing confidence was another factor for the performance turnaround.

Although April showed strong returns, the Copper Rock Small Cap Growth Strategy year to date performance is down approximately (18.4)%. One of the reasons for this underperformance for the year is that fast growing stocks are lagging behind. The returns for the fastest growing stocks are still down by double digits (13.2)%, while the slowest growing stocks are only barely down (1.3)%.

*	Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.
**	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged and investments cannot be made in an index.
***	The Lipper Small Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc. with goals similar to the Fund’s goals.
+	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They have managed a portion of the Fund since July 2001. Their management discussion and analysis follows:

Small cap stocks* struggled in the year ended April 30, 2008 as the benchmark Russell 2000 Value Index** was down 15.1%. LSV’s portion of the Fund assets returned (15.0)% over this period, (gross of fees).*** Despite stronger relative performance in 2008 versus other U.S. market segments, small cap value was the worst performing segment (excluding micro cap) in the trailing year. Energy and Materials were the only sectors to generate positive absolute returns with both sectors posting double-digit gains. Growth stocks provided clear leadership within small cap stocks as the Russell 2000 Growth Index** was down 6.71% in the period.

Given the challenging environment for LSV’s deep value approach, it is not surprising that LSV’s portion of the Fund trailed the Fund’s overall core benchmark. However, the portfolio did hold up reasonably well relative to the Russell 2000 Value benchmark. Stock selection was strong relative to the value benchmark, particularly in the Consumer Discretionary and Financials sectors but portfolio holdings in Energy lagged benchmark constituents in that sector. The negative impact of an overweight to Consumer Discretionary stocks was offset by the positive contribution of an overweight to Materials stocks.

Our portion of the Fund is broadly diversified within small cap value holding 132 stocks, with controlled industry and sector exposures. LSV does not attempt to time the market and stays fully invested throughout the year in small cap equities. Over time, stock selection should be the primary driver of excess returns and since being added to the Fund in 2001, LSV has exceeded both the Fund benchmark and our style benchmark. The portfolio trades at a discount to the value benchmark on our most important valuation measures.

*	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
**	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. This index is unmanaged and investments cannot be made in an index.

MTB SMALL CAP STOCK FUND — CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Stock Fund (Class A Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Russell 2000 Index (Russell 2000)2 and the Lipper Small Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(18.08)%
5 Years	11.46%
10 Years	6.01%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.63%
After Waivers	1.27%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2	The Russell 2000 and the Lipper Small Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.
†	The MTB Small Cap Stock Fund is the successor to the Governor Aggressive Growth Fund pursuant to the reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Aggressive Growth Fund.

MTB SMALL CAP STOCK FUND — CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Stock Fund (Class B Shares) (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2008, compared to the Russell 2000 Index (Russell 2000)2 and the Lipper Small Cap Core Funds Average. 2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(17.22)%
5 Years	11.72%
Start of Performance (1/10/2001)	6.94%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.12%
After Waivers	2.02%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Russell 2000 and the Lipper Small Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SMALL CAP STOCK FUND — INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Small Cap Stock Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2008, compared to the Russell 2000 Index (Russell 2000)2 and the Lipper Small Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(13.17)%
Start of Performance (8/18/2003)	8.90%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.37%
After Waivers	1.14%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $100,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Russell 2000 and the Lipper Small Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SMALL CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2008, the Fund returned (5.26)% for Class A Shares, (5.96)% for Class B Shares, (5.17)% for Class C Shares, and (5.16)% for Institutional I Shares, based on net asset value,* versus (6.71)% for its benchmark, the Russell 2000 Growth Index.**

Despite having a negative absolute return for the fiscal year the Fund was able to outperform its benchmark in a volatile market. The second half of the fiscal year was particularly volatile as the problems within the financial and credit markets began to heat up. The Russell 2000 Growth Index traded down 24% from its high in early October 2007 to its low in early March 2008, creating a difficult environment for stocks, as the financial crisis spilled over into other sectors. Declining interest rates were not enough to offset the impact of rising commodity prices on consumer confidence, as it hit a five year low in March 2008. The negative market trend reversed in the last six weeks of the fiscal year as the Russell 2000 Growth Index rallied 11% from its low in March finishing the fiscal year on a positive note as earnings and select economic data were not as bad as originally feared. Additionally, overall global growth still appears to be healthy muting any real or perceived slowdown in our domestic economy as more of our companies have a global focus and are not dependent on any one economy or geographic region.

The Fund had six out of ten sectors outperform its benchmark in the fiscal year. Most of the outperformance was the result of superior stock selection, as opposed to sector selection, as we maintained sector weights close to the benchmark with the exception of Financials and Consumer Discretionary. Both of these sectors were index underperformers and as a result our underweight position added to overall performance.

Our best performing sector was Industrials, which had a number of notable winners including Bucyrus International, McDermott International, Foster Wheeler, and Hill International each up more than 70% over our fiscal year holding period. This is in sharp contrast to the overall Industrial sector in the Russell 2000 Growth Index, which had a negative return for the fiscal year. Our leverage to global infrastructure plays in the Industrial sector was the main reason for our outperformance as spending on these projects globally continues to grow. Our next best performing sector was Healthcare, and similar to the Industrial sector it had several notable winners including Lifecell, Cytyc and Kyphon which were each acquired in the fiscal year, and Perrigo, a specialty pharmaceutical play which focuses on OTC generic drugs and was up over 100% over our fiscal year holding period.

Additionally, we had strong performance in both the Consumer Discretionary and Energy sectors. Our outperformance in the Consumer Discretionary sector was partly the result of good stock selection in specialty retail with GameStop and Urban Outfitters and Internet Retail with Priceline. Each of these names was up 30% or more. In the Energy sector we benefited from both stock selection and allocation as this sector was the leading performer in the benchmark posting 19% growth in a weak overall market as oil prices seemed to reach new highs almost daily in the back half of the fiscal year.

Our worst performing sector was Information Technology, which had a negative relative contribution in the fiscal year. The reason for this underperformance was mainly a result of poor stock selection. Despite having a few positive performers they were not enough to offset the weakness in some of the notable laggards including Trident Microsystems and Tessera Technologies each down more than 60% over our fiscal year holding period. The Technology sector was particularly weak in the early part of the 2008 calendar year, but has recovered over the past month. However, this recovery has not yet been enough to offset the early weakness.

*

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 10.48%, adjusted for the Fund’s sales charge, the total return for Class B Shares was (9.92)%, adjusted for the Fund’s contingent deferred sales charge, and the total return for Class C Shares was (6.03)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

**	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged and investments cannot be made in an index. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

MTB SMALL CAP GROWTH FUND — CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class A Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(10.48)%
5 Years	13.68%
10 Years	11.56%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.62%
After Waivers	1.31%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.
†	The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND — CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class B Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(9.92)%
5 Years	13.90%
10 Years[3]	11.41%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.11%
After Waivers	2.06%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.
3	The Fund’s start of performance date was July 13, 1995. Class B Shares of the Fund were offered beginning February 20, 2001. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
†	The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND — CLASS C SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class C Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(6.03)%
5 Years	14.74%
10 Years[3]	11.50%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00% as applicable.

Expense Ratio

Before Waivers	1.47%
After Waivers	1.28%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2	The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.
3	The Fund’s start of performance date was July 13, 1995. Class C Shares of the Fund were offered beginning October 1, 2002. Performance results shown before that date are attributable to the Fund’s Institutional I Shares. The Fund’s Class C Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
†	The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND — INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Small Cap Growth Fund (Institutional I Shares) (the “Fund”) from April 30, 1998 to April 30, 2008, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2008

1 Year	(5.16)%
5 Years	15.13%
10 Years	12.35%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.38%
After Waivers	1.19%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2007 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.
†	The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

STATEMENT OF ADDITIONAL INFORMATION

January 12, 2009

Acquisition of the Assets of

MTB EQUITY INCOME FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB LARGE CAP VALUE FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

Acquisition of the Assets of

MTB LARGE CAP STOCK FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB LARGE CAP GROWTH FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

1

Acquisition of the Assets of

MTB MID CAP STOCK FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB MID CAP GROWTH FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

Acquisition of the Assets of

MTB SMALL CAP STOCK FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

By and in exchange for Shares of

MTB SMALL CAP GROWTH FUND

a mutual fund series of MTB Group of Funds

100 East Pratt Street

15th Floor

Baltimore, MD 21202

Telephone No.: 1.800.836.2211

This Statement of Additional Information, dated January 12, 2009, is not a prospectus. A Proxy Statement and Prospectus, dated January 12, 2009, related to the above-referenced matter may be obtained from MTB Group of Funds at 100 East Pratt Street, 15th Floor, Baltimore, MD 21202. This Statement of Additional Information should be read in conjunction with such Proxy Statement and Prospectus.

2

1. Statement of Additional Information of MTB Group of Funds, dated August 31, 2008.

2. Audited Financial Statements of MTB Group of Funds, dated April 30, 2008.

3. Unaudited Financial Statements of MTB Group of Funds, dated October 31, 2008.

4. Pro Forma Financial Information for the acquisition of MTB Equity Income Fund by MTB Large Cap Value Fund, as of October 31, 2008; the acquisition of MTB Large Cap Stock Fund by MTB Large Cap Growth Fund, as of October 31, 2008; the acquisition of MTB Mid Cap Stock Fund by MTB Mid Cap Growth Fund, as of October 31, 2008; and the acquisition of MTB Small Cap Stock Fund by MTB Small Cap Growth Fund, as of October 31, 2008.

3

INFORMATION INCORPORATED BY REFERENCE

1.	Statement of Additional Information of MTB Group of Funds, dated August 31, 2008.

The Statement of Additional Information of MTB Group of Funds is incorporated by reference to Post-Effective Amendment No. 76 on Form N-1A, which was filed with the Securities and Exchange Commission on or about August 28, 2008.

2.	Financial Statements of MTB Group of Funds, dated April 30, 2008.

The audited financial statements of MTB Group of Funds, dated April 30, 2008, including the Ernst & Young LLP Independent Registered Public Accounting Firm’s Report dated June 24, 2008 related thereto, are incorporated by reference to the Annual Report to Shareholders of MTB Group of Funds that was filed with the Securities and Exchange Commission on Form N-CSR on or about July 3, 2008.

3.	Unaudited Financial Statements of MTB Group of Funds, dated October 31, 2008.

The unaudited financial statements of MTB Group of Funds dated October 31, 2008, are incorporated by reference to the Semi-Annual Report to Shareholders of the MTB Group of Funds which was filed with the Securities and Exchange Commission on Form N-CSR on December 30, 2008.

4.	The Pro Forma Financial Information for the acquisitions described in the Table of Contents, dated October 31, 2008, is included herein.

4

MTB LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2008 (Unaudited)

Large Cap Value	Equity Income	Proforma Combined Large Cap Value		Large Cap Value	Equity Income	Proforma Combined Large Cap Value
243755	243792	243755		243755	243792	243755
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COMMON STOCKS—95.2%

			AEROSPACE & DEFENSE—5.4%
37,405		37,405	Lockheed Martin Corp.	$3,181,295		$3,181,295
	7,400	7,400	Northrop Grumman Corp.		$346,986	346,986
70,600		70,600	Raytheon Co.	3,608,366		3,608,366

			AEROSPACE & DEFENSE Total	6,789,661	346,986	7,136,647

			AGRICULTURE—0.2%
	12,800	12,800	Archer-Daniels-Midland Co.		265,344	265,344

			AUTO MANUFACTURERS—0.1%
	2,600	2,600	Toyota Motor Corp., ADR		197,834	197,834

			BANKS—6.6%
	4,800	4,800	Bank of America Corp.		116,016	116,016
	12,500	12,500	Bank of New York Mellon Corp.		407,500	407,500
	26,200	26,200	Colonial BancGroup, Inc.		106,372	106,372
	6,500	6,500	Comerica, Inc.		179,335	179,335
	36,100	36,100	Fifth Third Bancorp		391,685	391,685
	39,100	39,100	Keycorp		478,193	478,193
	13,800	13,800	Marshall & Ilsley Corp.		248,814	248,814
	19,000	19,000	Regions Financial Corp.		210,710	210,710
	12,800	12,800	SunTrust Banks, Inc.		513,792	513,792
150,200		150,200	Wells Fargo & Co.	5,114,310		5,114,310
	16,250	16,250	Wilmington Trust Corp.		468,975	468,975
	12,000	12,000	Zions Bancorporation		457,320	457,320

			BANKS Total	5,114,310	3,578,712	8,693,022

			BIOTECHNOLOGY—2.8%
61,800		61,800	Amgen, Inc.*	3,701,202		3,701,202

			BUILDING MATERIALS—0.1%
	18,300	18,300	Masco Corp.		185,745	185,745

			CHEMICALS—0.8%
	11,108	11,108	Ashland, Inc.		250,930	250,930
	6,700	6,700	Dow Chemical Co.		178,689	178,689
	7,000	7,000	Lubrizol Corp.		263,060	263,060
	4,300	4,300	PPG Industries, Inc.		213,194	213,194
	7,700	7,700	Valspar Corp.		157,465	157,465

			CHEMICALS Total		1,063,338	1,063,338

			COMMERCIAL SERVICES—0.2%
	15,100	15,100	RR Donnelley & Sons Co.		250,207	250,207

5

Large Cap Value	Equity Income	Proforma Combined Large Cap Value		Large Cap Value	Equity Income	Proforma Combined Large Cap Value
243755	243792	243755		243755	243792	243755
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COMPUTERS—0.1%
	21,400	21,400	Seagate Technology		$144,878	$144,878

			DIVERSIFIED FINANCIAL SERVICES—4.6%
	28,500	28,500	Citigroup, Inc.		389,025	389,025
	19,400	19,400	Jefferies Group Inc.		307,102	307,102
117,000		117,000	JPMorgan Chase & Co.	$4,826,250		4,826,250
	8,700	8,700	Merrill Lynch & Co., Inc.		161,733	161,733
	19,700	19,700	Morgan Stanley		344,159	344,159

			DIVERSIFIED FINANCIAL SERVICES Total	4,826,250	1,202,019	6,028,269

			ELECTRIC UTILITIES—1.4%
77,200		77,200	NRG Energy, Inc.*	1,794,900		1,794,900

			ELECTRONICS—0.9%
38,040		38,040	Agilent Technologies, Inc.*	844,108		844,108
	12,200	12,200	Garmin Ltd.		273,890	273,890
	9,100	9,100	Jabil Circuit, Inc.		76,531	76,531

			ELECTRONICS Total	844,108	350,421	1,194,529

			FOOD—1.7%
	5,000	5,000	Hershey Co.		186,200	186,200
69,503		69,503	Kraft Foods, Inc., Class A	2,025,317		2,025,317

			FOOD Total	2,025,317	186,200	2,211,517

			FOREST PRODUCTS & PAPER—0.9%
67,500		67,500	International Paper Co.	1,162,350		1,162,350

			GAS UTILITIES—0.2%
	3,000	3,000	AGL Resources, Inc.		91,200	91,200
	9,100	9,100	NiSource, Inc.		117,936	117,936

			GAS UTILITIES Total		209,136	209,136

			HAND/MACHINE TOOLS—0.2%
	4,700	4,700	Black & Decker Corp.		237,914	237,914

			HEALTH CARE PROVIDERS & SERVICES—0.7%
34,900		34,900	Aetna, Inc.	867,963		867,963

			HOUSEHOLD PRODUCTS—3.6%
	7,200	7,200	Avery Dennison Corp.		252,144	252,144
71,400		71,400	Kimberly-Clark Corp.	4,376,106		4,376,106
	14,400	14,400	Newell Rubbermaid, Inc.		198,000	198,000

			HOUSEHOLD PRODUCTS Total	4,376,106	450,144	4,826,250

			INSURANCE—8.5%
86,100		86,100	AON Corp.	3,642,030		3,642,030
	300	300	First American Corp.		6,123	6,123

6

Large Cap Value	Equity Income	Proforma Combined Large Cap Value		Large Cap Value	Equity Income	Proforma Combined Large Cap Value
243755	243792	243755		243755	243792	243755
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
200,300		200,300	Genworth Financial, Inc., Class A	$969,452		$969,452
106,700		106,700	Hartford Financial Services Group, Inc.	1,101,144		1,101,144
81,046		81,046	Loews Corp.	2,691,538		2,691,538
	8,100	8,100	Mercury General Corp.		$416,097	416,097
69,600		69,600	MetLife, Inc.	2,312,112		2,312,112
	13,400	13,400	Protective Life Corp.		111,890	111,890

			INSURANCE Total	10,716,276	534,110	11,250,386

			INTERNET—0.3%
71,700		71,700	Liberty Media Corp. - Interactive Class A*	349,896		349,896

			IRON / STEEL—0.9%
31,800		31,800	United States Steel Corp.	1,172,784		1,172,784

			LODGING—0.2%
	13,000	13,000	Starwood Hotels & Resorts Worldwide, Inc.		293,020	293,020

			MACHINERY—0.3%
	12,800	12,800	Rockwell Automation, Inc.		354,176	354,176

			MEDIA—6.0%
86,000	28,600	114,600	CBS Corp., Class B	835,060	277,706	1,112,766
127,550		127,550	Comcast Corp., Special Class A	1,966,821		1,966,821
	5,000	5,000	McGraw-Hill Cos., Inc.		134,200	134,200
236,000		236,000	Viacom, Inc., Class B*	4,771,920		4,771,920

			MEDIA Total	7,573,801	411,906	7,985,707

			METALS & MINING—4.4%
	18,900	18,900	Alcoa, Inc.		217,539	217,539
169,899		169,899	AngloGold Ashanti Ltd. ADR	3,100,657		3,100,657
109,700		109,700	Barrick Gold Corp.	2,492,384		2,492,384

			METALS & MINING Total	5,593,041	217,539	5,810,580

			MISCELLANEOUS MANUFACTURING—2.2%
	14,800	14,800	General Electric Co.		288,748	288,748
42,000	2,700	44,700	Illinois Tool Works, Inc.	1,402,380	90,153	1,492,533
61,400		61,400	Ingersoll-Rand Co., Ltd., Class A	1,132,830		1,132,830

			MISCELLANEOUS MANUFACTURING Total	2,535,210	378,901	2,914,111

			OFFICE/BUSINESS EQUIPMENT—3.4%
175,300	7,500	182,800	Pitney Bowes, Inc.	4,343,934	185,850	4,529,784

			OIL & GAS—13.4%
65,100		65,100	Apache Corp.	5,359,683		5,359,683
	7,000	7,000	BP Plc. ADR		347,900	347,900

7

Large Cap Value	Equity Income	Proforma Combined Large Cap Value		Large Cap Value	Equity Income	Proforma Combined Large Cap Value
243755	243792	243755		243755	243792	243755
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
	4,200	4,200	Chevron Corp.		$313,320	$313,320
20,560	6,800	27,360	ConocoPhillips	$1,069,531	353,736	1,423,267
42,800		42,800	Hess Corp.	2,576,988		2,576,988
	14,400	14,400	Marathon Oil Corp.		419,040	419,040
103,700		103,700	Noble Energy, Inc.	5,373,734		5,373,734
	5,400	5,400	Occidental Petroleum Corp.		299,916	299,916
	12,900	12,900	Sunoco, Inc.		393,450	393,450
126,100		126,100	Talisman Energy, Inc.	1,271,088		1,271,088

			OIL & GAS Total	15,651,024	2,127,362	17,778,386

			PACKAGING & CONTAINERS—0.1%
	5,500	5,500	Bemis Co., Inc.		136,620	136,620

			PHARMACEUTICALS—2.3%
	13,000	13,000	Bristol-Myers Squibb Co.		267,150	267,150
89,300		89,300	Sanofi-Aventis SA ADR	2,823,666		2,823,666

			PHARMACEUTICALS Total	2,823,666	267,150	3,090,816

			REAL ESTATE INVESTMENT TRUSTS—0.2%
	15,400	15,400	Annaly Capital Management, Inc.		214,060	214,060

			RETAIL—1.5%
	22,200	22,200	American Eagle Outfitters, Inc.		246,864	246,864
	22,000	22,000	Brinker International, Inc.		204,600	204,600
	11,700	11,700	Home Depot, Inc.		276,003	276,003
	12,600	12,600	JC Penney Co., Inc.		301,392	301,392
	18,800	18,800	Limited Brands, Inc.		225,224	225,224
	25,900	25,900	Macy’s, Inc.		318,311	318,311
	27,800	27,800	OfficeMax, Inc.		223,790	223,790
	23,400	23,400	Williams-Sonoma, Inc.		193,752	193,752

			RETAIL Total		1,989,936	1,989,936

			SEMICONDUCTORS—0.2%
	19,650	19,650	Maxim Integrated Products, Inc.		267,240	267,240

			SOFTWARE—7.8%
318,700		318,700	CA, Inc.	5,672,860		5,672,860
207,700		207,700	Microsoft Corp.	4,637,941		4,637,941

			SOFTWARE Total	10,310,801	—	10,310,801

			TELECOMMUNICATIONS—5.7%
112,100		112,100	AT&T, Inc.	3,000,917		3,000,917
	33,100	33,100	Frontier Communications Corp.		251,891	251,891
496,300	44,200	540,500	Motorola, Inc.	2,665,131	237,354	2,902,485
45,100		45,100	Verizon Communications, Inc.	1,338,117		1,338,117

			TELECOMMUNICATIONS Total	7,004,165	489,245	7,493,410

8

Large Cap Value	Equity Income	Proforma Combined Large Cap Value		Large Cap Value	Equity Income	Proforma Combined Large Cap Value
243755	243792	243755		243755	243792	243755
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			TOBACCO—5.1%
68,500		68,500	Altria Group, Inc.	$1,314,515		$1,314,515
31,237	5,200	36,437	Lorillard, Inc.*	2,057,269	$342,471	2,399,740
68,500		68,500	Philip Morris International, Inc.	2,977,695		2,977,695

			TOBACCO Total	6,349,479	342,471	6,691,950

			TRANSPORTATION—2.2%
44,400		44,400	Union Pacific Corp.	2,964,588		2,964,588

			COMMON STOCKS Total (Cost $164,536,899)	108,890,832	16,878,464	125,769,296

Par Value	Par Value	Par Value
			MONEY MARKET FUND—4.8%
5,445,007	885,175	6,330,182	MTB Prime Money Market Fund, Corporate Shares, 1.68%(a)
			MONEY MARKET FUND Total (Cost $6,330,182)	5,445,007	885,175	6,330,182

			TOTAL INVESTMENTS—100.0% (Cost $170,867,080)	$114,335,839	$17,763,639	$132,099,478

			OTHER ASSETS LESS LIABILITIES—0.0%	$98,700	$(59,505)	$22,013

			TOTAL NET ASSETS-100%	$114,434,539	$17,704,134	$132,121,491

(a)	Affiliated company.
*	Non-income producing security

9

Pro Forma Combined Statement of Assets and Liabilities

MTB Equity Income into MTB Large Cap Value

As of October 31, 2008 (Unaudited)

	Equity Income	Large Cap Value	Pro Forma Adjustments		Pro Forma Combined 10/31/08
ASSETS:
Investments at cost	$26,167,379	$144,699,702			$170,867,081
Investments, at value	$16,878,464	$108,890,832	—		$125,769,296
Affiliated Investments	885,175	5,445,007	—		6,330,182
Cash	108	4,436			4,544
Receivable for securities sold	113,503	—			113,503
Receivable for Fund shares sold	1,574	40,497	—		42,071
Dividends and interest receivable	32,539	146,764	—		179,303

Total Assets	17,911,363	114,527,536	—		132,438,899

LIABILITIES:
Payable to bank	—	—			—
Payable for securities purchased	175,094	—	—		175,094
Payable for Fund shares repurchased		27,468	—		27,468
Distribution fees payable	744	3,821	—		4,565
Trustees’/Directors’ fees payable	620	575	—		1,195
Shareholder Services Fee payable	1,404	8,511	—		9,915
Accrued expenses	29,367	52,622	17,182	(b)	99,171

Total Liabilities	207,229	92,997	17,182	(b)	317,408

Total Net Assets	$17,704,134	$114,434,539	$(17,182	)(b)	$132,121,491

NET ASSETS:
Paid-in capital	30,991,183	160,848,507	—		191,839,690
Undistributed net investment income	13,898	132,002	(17,182	)(b)	128,718
Accumulated net realized loss on investments, futures contracts, options	(4,897,207)	(16,182,107)			(21,079,314)
Net unrealized depreciation on investments, futures contracts, options	(8,403,740)	(30,363,863)	—		(38,767,603)

Total Net Assets	$17,704,134	$114,434,539	$(17,182	)(b)	$132,121,491

Net Assets:
Class A	$2,184,943	$3,773,206	(1,343)		$5,956,806
Class B	242,960	745,532	(174)		988,318
Class C		—			—
Class I	15,276,231	109,915,801	(15,665)		125,176,367

	$17,704,134	$114,434,539	$(17,182	)(b)	$132,121,491

Shares Outstanding:
Class A	496,632	496,770	(209,108	)(a)	784,294
Class B	55,474	99,497	(23,034	)(a)	131,937
Class C					—
Class I	3,496,857	14,460,547	(1,486,164	)(a)	16,471,240

Net Asset Value:
Class A	$4.40	$7.60			$7.60
Class B	$4.38	$7.49			$7.49
Class C
Class I	$4.37	$7.60			$7.60

(a)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
(b)	Reflects adjustment for estimated reorganization costs of $17,182 related to the Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements

10

Pro Forma Combined Statement of Operations

MTB Equity Income into MTB Large Cap Value

For the Twelve Months Ended October 31, 2008 (Unaudited)

	MTB Equity Income	MTB Large Cap Value	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$1,062,412 *	$3,352,056 *			4,414,468
Interest	—	—

TOTAL INVESTMENT INCOME	1,062,412	3,352,056			4,414,468

EXPENSES
Investment advisory fee	205,873	1,082,937	(1,719	)(a)	1,287,091
Administrative personnel and services fee	8,863	44,902	(8,717	)(a)	45,048
Custodian fees	6,339	9,906			16,245
Transfer and dividend disbursing agent fees and expenses	20,699	27,758			48,457
Trustees’ fees	12,389	12,989	(13,003	)(b)	12,375
Auditing fees	15,984	16,189	(16,673	)(b)	15,500
Legal fees	14,019	14,418	(14,437	)(b)	14,000
Portfolio accounting fees	10,718	51,516			62,234
Distribution services fee — Class A Shares	8,469	66,595	(15	)(a)	75,049
Distribution services fee — Class B Shares	2,291	8,887	(12	)(a)	11,166
Distribution services fee — Class C Shares	—	—	—	(a)	—
Distribution services fee — Institutional I Shares	—	—			—
Shareholder services fee — Class A Shares	8,517	66,251	281	(a)	75,049
Shareholder services fee — Class B Shares	761	2,872	89	(a)	3,722
Shareholder services fee — Class C Shares	—	—	—	(a)	—
Shareholder services fee — Institutional I Shares	63,713	304,965	12,227	(a)	380,905
Share registration costs	26,031	30,634	(29,094	)(b)	27,571
Printing and postage	9,981	21,473			31,454
Cash management fees	594	2,923			3,517
Tax preparation	7,883	7,884	(7,883	)(b)	7,884
Principal Executive Officer fees	1,223	4,316			5,539
Investment Company Institute fees	335	1,313			1,648
Insurance premiums	7,055	11,235			18,290
Miscellaneous	3,170	5,265			8,435

TOTAL EXPENSES	434,907	1,795,228	(78,958)		2,151,177

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(75,557)	(43,203)	118,760	(a)	—
Waiver of distribution services fee — Class A Shares	—	(45,346)	45,346	(a)	—
Waiver of distribution fee — Class B Shares	—	—
Waiver of shareholder services fee — Class A Shares	(8,517)	(66,596)	75,113	(a)	—
Waiver of shareholder services fee — Class C Shares	—	—			—
Waiver of shareholder services fee — Institutional I Shares	(33,407)	(164,955)	198,362	(a)	—
Waiver of transfer agent fee	(632)	(1,362)			(1,994)
Waiver of principal executive officer fee	(432)	(1,643)			(2,075)

TOTAL WAIVERS AND REIMBURSEMENTS	(118,545)	(323,105)	437,581		(4,069)

11

	MTB Equity Income	MTB Large Cap Value	Pro Forma Adjustments	Pro Forma Combined
Net Expenses	$316,362	$1,472,123	358,623	2,147,108
Net investment income(loss)	746,050	1,879,933	(358,623)	2,267,360

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and foreign currency transactions	(4,780,972)	(16,201,779)		(20,982,751)
Net realized gain on Foreign currencies
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(7,932,608)	(58,668,443)		(66,601,051)
Net realized and unrealized gain on investments, written options and foreign currency transactions	(12,713,580)	(74,870,222)	—	(87,583,802)
Change in net assets resulting from operations	(11,967,530)	(72,990,289)	(85,504)	(85,316,442)

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for the period.
(b)	Reflects elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.
*	Including $18,993 and $266,439 received from affiliated issuers respectively.

12

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

Basis of Combination

The MTB Large Cap Value Fund, (“Acquiring Fund”) a portfolio of the MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The accompanying unaudited Pro-Forma financial statements are presented to show the effect of the proposed acquisition of MTB Equity Income Fund , (“Acquired Fund”), a portfolio of the MTB Group of Funds, by the Acquiring Fund as if such acquisition had taken place as of October 31, 2008.

Under the terms of the Plan of Reorganization, the combination of Acquired and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investments companies. The acquisition would be accomplished by an acquisition of the net assets of Acquired Fund in exchange for shares of Acquiring Fund net assets value.

The Pro-Forma statement of assets and liabilities and the related Pro-Forma statement of operations of the Acquired Fund and Acquiring Fund have been combined for the twelve months ended October 31, 2008. Following the acquisition, the Acquiring Fund will be the accounting survivor. The historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

Capital Shares

The Pro-Forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at October 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of October 31, 2008, divided by the net asset value per share of the shares of the Acquiring Fund as of October 31, 2008. The Pro-Forma number of shares outstanding, by class for the combined fund consists of the following at October 31, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Class A	496,770	287,524	784,294
Class B	99,497	32, 440	131,937
Institutional	14,460,547	2,010,693	16,471,240

Security Valuation

Market values of the portfolio securities are determined as follows:

•	For equity securities, according to the last sale price of official closing price reported in the market in which primarily traded.

•	In the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices

•	For all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees

•	Short term securities which mature in 60 days or less are valued at amortized cost which approximates market value

13

Estimates

The preparation of Pro-Forma financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Taxes

For federal income tax purposes, each portfolio is treated as a separate taxpaying entity. It is each portfolios policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

14

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2008 (Unaudited)

Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth		Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth
243756	243777	243756		243756	243777	243756
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COMMON STOCKS—98.7%

			AEROSPACE & DEFENSE—1.8%
	5,500	5,500	Boeing Co.		$287,485	$287,485
	19,000	19,000	Lockheed Martin Corp.		1,615,950	1,615,950
12,800		12,800	United Technologies Corp.	$703,488		703,488

			AEROSPACE & DEFENSE Total	703,488	1,903,435	2,606,923

			AIR FREIGHT & LOGISTICS—0.4%
9,300		9,300	FedEx Corp.	607,941		607,941

			APPAREL—0.2%
4,100		4,100	Nike, Inc., Class B	236,283		236,283

			BANKS—3.1%
	95,000	95,000	Bank of America Corp.		2,296,150	2,296,150
12,000		12,000	Comerica, Inc.	331,080		331,080
	17,000	17,000	Wachovia Corp.		108,970	108,970
	34,500	34,500	Wells Fargo & Co.		1,174,725	1,174,725
29,100		29,100	Whitney Holding Corp.	552,900		552,900

			BANKS Total	883,980	3,579,845	4,463,825

			BEVERAGES—5.0%
12,850	60,000	72,850	Coca-Cola Co.	566,171	2,643,600	3,209,771
24,700	47,500	72,200	PepsiCo, Inc.	1,408,147	2,707,975	4,116,122

			BEVERAGES Total	1,974,318	5,351,575	7,325,893

			BIOTECHNOLOGY—2.7%
9,500		9,500	Amgen, Inc. *	568,955		568,955
16,600		16,600	Celgene Corp. *	1,066,716		1,066,716
19,300	30,000	49,300	Gilead Sciences, Inc. *	884,905	1,375,500	2,260,405

			BIOTECHNOLOGY Total	2,520,576	1,375,500	3,896,076

			CHEMICALS—1.5%
2,900	11,000	13,900	Monsanto Co.	258,042	978,780	1,236,822
	5,700	5,700	Potash Corp. of Saskatchewan		485,982	485,982
	13,000	13,000	The Mosaic Co. *		512,330	512,330

			CHEMICALS Total	258,042	1,977,092	2,235,134

			COAL—0.2%
8,800		8,800	Consol Energy, Inc.	276,232		276,232

			COMMERCIAL SERVICES—0.5%
1,700		1,700	Mastercard, Inc. Class A	251,294		251,294
27,500		27,500	Ritchie Bros. Auctioneers, Inc.	510,675		510,675

			COMMERCIAL SERVICES Total	761,969	—	761,969

15

Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth		Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth
243756	243777	243756		243756	243777	243756
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COMPUTERS—6.8%
12,350	15,000	27,350	Apple, Inc. *	$1,328,737	$1,613,850	$2,942,587
	49,800	49,800	EMC Corp. *		586,644	586,644
23,700	49,000	72,700	Hewlett-Packard Co.	907,236	1,875,720	2,782,956
10,500	25,500	36,000	International Business Machines Corp.	976,185	2,370,735	3,346,920
6,400		6,400	Research In Motion Ltd.	322,752		322,752

			COMPUTERS Total	3,534,910	6,446,949	9,981,859

			COSMETICS/PERSONAL CARE—3.7%
17,700		17,700	Avon Products, Inc.	439,491		439,491
22,700	55,000	77,700	Procter & Gamble Co.	1,465,058	3,549,700	5,014,758

			COSMETICS/PERSONAL CARE Total	1,904,549	3,549,700	5,454,249

			DIVERSIFIED FINANCIAL SERVICES—4.7%
	49,000	49,000	CIT Group, Inc.		202,860	202,860
	78,500	78,500	Citigroup, Inc.		1,071,525	1,071,525
8,300	7,500	15,800	Goldman Sachs Group, Inc.	767,750	693,750	1,461,500
	5,000	5,000	IntercontinentalExchange, Inc. *		427,800	427,800
	56,000	56,000	JPMorgan Chase & Co.		2,310,000	2,310,000
	12,000	12,000	Merrill Lynch & Co., Inc.		223,080	223,080
	21,500	21,500	Morgan Stanley		375,605	375,605
18,700		18,700	T Rowe Price Group, Inc.	739,398		739,398

			DIVERSIFIED FINANCIAL SERVICES Total	1,507,148	5,304,620	6,811,768

			ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
16,700	24,000	40,700	Emerson Electric Co.	546,591	785,520	1,332,111

			ENGINEERING & CONSTRUCTION—0.5%
12,200	27,000	39,200	McDermott International, Inc. *	208,986	462,510	671,496

			FOOD—0.9%
17,400	30,000	47,400	Kraft Foods, Inc., Class A	507,036	874,200	1,381,236

			HEALTH CARE - PRODUCTS—5.4%
33,300	45,000	78,300	Hologic, Inc. *	407,592	550,800	958,392
2,600	3,000	5,600	Intuitive Surgical, Inc. *	449,254	518,370	967,624
29,300	50,000	79,300	Johnson & Johnson	1,797,262	3,067,000	4,864,262
6,000		6,000	Medtronic, Inc.	241,980		241,980
	19,500	19,500	Zimmer Holdings, Inc. *	—	905,385	905,385

			HEALTH CARE - PRODUCTS Total	2,896,088	5,041,555	7,937,643

			HEALTH CARE PROVIDERS & SERVICES—1.4%
5,650		5,650	Covance, Inc. *	282,500		282,500
13,800		13,800	Humana, Inc. *	408,342		408,342

16

Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth		Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth
243756	243777	243756		243756	243777	243756
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
	40,000	40,000	Psychiatric Solutions, Inc. *		$1,331,600	$1,331,600

			HEALTH CARE PROVIDERS & SERVICES Total	$690,842	1,331,600	2,022,442

			HOME BUILDERS—0.3%
19,700		19,700	Toll Brothers, Inc. *	455,464		455,464

			INSURANCE—1.9%
11,600	13,500	25,100	ACE, Ltd.	665,376	774,360	1,439,736
20,100		20,100	Axis Capital Holdings Ltd.	572,448		572,448
	22,500	22,500	Lincoln National Corp.	—	387,900	387,900
12,800		12,800	MetLife, Inc.	425,216		425,216

			INSURANCE Total	1,663,040	1,162,260	2,825,300

			INTERNET—2.8%
5,800		5,800	Amazon.com, Inc.*	331,992		331,992
4,750	5,800	10,550	Google, Inc., Class A *	1,706,960	2,084,288	3,791,248

			INTERNET Total	2,038,952	2,084,288	4,123,240

			IRON / STEEL—0.5%
8,300	16,500	24,800	Cliffs Natural Resources, Inc.	224,017	445,335	669,352

			LEISURE TIME—0.5%
	30,000	30,000	Carnival Corp.		762,000	762,000

			MACHINERY—1.2%
	15,000	15,000	Cummins, Inc.		387,750	387,750
7,750		7,750	Joy Global, Inc.	224,595		224,595
	27,100	27,100	Rockwell Automation, Inc.		749,857	749,857
22,500		22,500	Terex Corp. *	375,525		375,525

			MACHINERY Total	600,120	1,137,607	1,737,727

			MEDIA—1.0%
	46,500	46,500	Comcast Corp., Class A		732,840	732,840
	67,013	67,013	News Corp., Class A		713,018	713,018

			MEDIA Total	—	1,445,858	1,445,858

			METALS & MINING—0.8%
	25,000	25,000	Cia Vale do Rio Doce ADR		328,000	328,000
4,400		4,400	Freeport-McMoRan Copper & Gold, Inc.	128,040		128,040
	10,100	10,100	Precision Castparts Corp.		654,581	654,581

			METALS & MINING Total	128,040	982,581	1,110,621

			MISCELLANEOUS MANUFACTURING—3.3%
	18,800	18,800	3M Co.		1,208,840	1,208,840
	150,000	150,000	General Electric Co.		2,926,500	2,926,500
	26,500	26,500	Harsco Corp.		627,255	627,255

			MISCELLANEOUS MANUFACTURING Total	—	4,762,595	4,762,595

17

Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth		Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth
243756	243777	243756		243756	243777	243756
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			OIL & GAS—13.5%
9,200	40,000	49,200	Chevron Corp.	$686,320	$2,984,000	$3,670,320
15,900	37,500	53,400	ConocoPhillips	827,118	1,950,750	2,777,868
10,900		10,900	Devon Energy Corp.	881,374		881,374
	21,500	21,500	ENSCO International, Inc.		817,215	817,215
	16,200	16,200	EOG Resources, Inc.		1,310,904	1,310,904
56,400	70,000	126,400	Exxon Mobil Corp.	4,180,367	5,188,400	9,368,767
23,500		23,500	Southwestern Energy Co. *	837,070		837,070

			OIL & GAS Total	7,412,249	12,251,269	19,663,518

			OIL & GAS SERVICES—2.6%
10,500		10,500	Cameron International Corp. *	254,730		254,730
18,600		18,600	National Oilwell Varco, Inc. *	555,954		555,954
12,800	29,000	41,800	Schlumberger Ltd.	661,120	1,497,850	2,158,970
3,350		3,350	Transocean, Inc. *	275,806		275,806
31,800		31,800	Weatherford International Ltd. *	536,784		536,784

			OIL & GAS SERVICES Total	2,284,394	1,497,850	3,782,244

			PHARMACEUTICALS—5.7%
8,400	25,000	33,400	Abbott Laboratories	463,260	1,378,750	1,842,010
	19,500	19,500	Eli Lilly & Co.		659,490	659,490
7,300	26,700	34,000	Express Scripts, Inc. *	442,453	1,618,287	2,060,740
26,900	20,000	46,900	Forest Laboratories, Inc. *	624,887	464,600	1,089,487
	18,500	18,500	Merck & Co., Inc.		572,575	572,575
	58,000	58,000	Pfizer, Inc.		1,027,180	1,027,180
	33,500	33,500	Wyeth		1,078,030	1,078,030

			PHARMACEUTICALS Total	1,530,600	6,798,912	8,329,512

			RETAIL—6.5%
13,000	10,700	23,700	Abercrombie & Fitch Co.	376,480	309,872	686,352
	27,000	27,000	Coach, Inc. *		556,200	556,200
9,800		9,800	CVS Caremark Corp.	300,370		300,370
15,800		15,800	GameStop Corp., Class A *	432,762		432,762
	45,000	45,000	Home Depot, Inc.		1,061,550	1,061,550
33,600		33,600	Lowe’s Cos., Inc.	729,120		729,120
37,000	30,000	67,000	Macy’s, Inc.	454,730	368,700	823,430
24,000		24,000	Nordstrom, Inc.	434,160		434,160
	17,700	17,700	Target Corp.		710,124	710,124
18,700		18,700	TJX Cos., Inc.	500,412		500,412
13,700	45,000	58,700	Wal-Mart Stores, Inc.	764,597	2,511,450	3,276,047

			RETAIL Total	3,992,631	5,517,896	9,510,527

			SEMICONDUCTORS—1.6%
32,000	99,000	131,000	Intel Corp.	512,000	1,584,000	2,096,000
	9,500	9,500	MEMC Electronic Materials, Inc. *	—	174,610	174,610

			SEMICONDUCTORS Total	512,000	1,758,610	2,270,610

18

Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth		Large Cap Growth	Large Cap Stock	Pro Forma Combined Large Cap Growth
243756	243777	243756		243756	243777	243756
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			SOFTWARE—5.8%
13,200	21,500	34,700	Cerner Corp. *	$491,436	$800,445	$1,291,881
83,500	154,000	237,500	Microsoft Corp.	1,864,555	3,438,820	5,303,375
80,600		80,600	Oracle Corp.*	1,474,174		1,474,174
12,600		12,600	VMware, Inc., Class A *	390,600		390,600

			SOFTWARE Total	4,220,765	4,239,265	8,460,030

			TELECOMMUNICATIONS—7.6%
	71,073	71,073	AT&T, Inc.		1,902,624	1,902,624
84,000	144,000	228,000	Cisco Systems, Inc. *	1,492,680	2,558,880	4,051,560
15,500	28,000	43,500	Harris Corp.	557,225	1,006,600	1,563,825
23,000	33,000	56,000	QUALCOMM, Inc.	879,980	1,262,580	2,142,560
	48,500	48,500	Verizon Communications, Inc.		1,438,995	1,438,995

			TELECOMMUNICATIONS Total	2,929,885	8,169,679	11,099,564

			TOBACCO—2.3%
	33,500	33,500	Altria Group, Inc.		642,865	642,865
16,700	47,500	64,200	Philip Morris International, Inc.	725,949	2,064,825	2,790,774

			TOBACCO Total	725,949	2,707,690	3,433,639

			TRANSPORTATION—1.1%
	17,500	17,500	Burlington Northern Santa Fe Corp.		1,558,550	1,558,550

			COMMON STOCKS Total (Cost $158,265,687)	48,737,085	95,266,346	144,003,431

Par Value	Par Value	Par Value
			MONEY MARKET FUND—1.0%
390,064	1,038,479	1,428,543	MTB Prime Money Market Fund, Corporate Shares, 1.68%(a)
			MONEY MARKET FUND Total (Cost $1,428,543)	390,064	1,038,479	1,428,543

			INVESTMENTS Total—99.7% (Cost $159,694,230)	$49,127,149	$96,304,825	$145,431,974

			OTHER ASSETS LESS LIABILITIES—0.3%	$247,114	$197,505	$427,437

			TOTAL NET ASSETS—100%	$49,374,263	$96,502,330	$145,859,411

(a)	Affiliated company.
*	Non-income producing security.

19

Pro Forma Combined Statement of Assets and Liabilities

MTB Large Cap Stock into MTB Large Cap Growth

As of October 31, 2008 (Unaudited)

	Large Cap Stock	Large Cap Growth	Pro Forma Adjustments		Pro Forma Combined 10/31/08
ASSETS:
Investments at cost	$99,482,072	$60,212,158			$159,694,230
Investments, at value	$95,266,346	$48,737,085	—		$144,003,431
Affiliated Investments	1,038,479	390,064	—		1,428,543
Cash	3,430	1,922			5,352
Receivable for securities sold	477,153	1,313,259			1,790,412
Receivable for Fund shares sold	11,065	34,660	—		45,725
Dividends and interest receivable	137,143	32,745	—		169,888

Total Assets	96,933,616	50,509,735	—		147,443,351

LIABILITIES:
Payable to bank	—	—			—
Payable for securities purchased	376,298	1,080,912	—		1,457,210
Payable for Fund shares repurchased	13,625	8,276	—		21,901
Distribution fees payable	5,646	993	—		6,639
Trustees’/Directors’ fees payable	549	601	—		1,150
Shareholder Services Fee payable	7,787	8,560	—		16,347
Accrued expenses	27,381	36,130	17,182	(b)	80,693

Total Liabilities	431,286	1,135,472	17,182	(b)	1,583,940

Total Net Assets	$96,502,330	$49,374,263	$(17,182	)(b)	$145,859,411

NET ASSETS:
Paid-in capital	116,469,307	68,985,071	—		185,454,378
Undistributed net investment income	1,243,833	84,379	(17,182	)(b)	1,311,030
Accumulated net realized loss on investments, futures contracts, options	(18,033,563)	(8,610,178)			(26,643,741)
Net unrealized depreciation on investments, futures contracts, options	(3,177,247)	(11,085,009)	—		(14,262,256)

Total Net Assets	$96,502,330	$49,374,263	$(17,182	)(b)	$145,859,411

Net Assets:
Class A	$17,232,340	$1,118,850	(1,729)		$18,349,461
Class B	2,431,403	648,712	(329)		3,079,786
Class C		—			—
Class I	76,838,587	47,606,701	(15,124)		124,430,164
					—

	$96,502,330	$49,374,263	$(17,182	)(b)	$145,859,411

Shares Outstanding:
Class A	3,123,982	184,564	(278,375	)(a)	3,030,171
Class B	475,828	114,878	(45,477	)(a)	545,229
Class C		—			—
Class I	14,018,698	7,851,983	(1,341,724	)(a)	20,528,957
					—

Net Asset Value:
Class A	$5.52	$6.06			$6.06
Class B	$5.11	$5.65			$5.65
Class C
Class I	$5.48	$6.06			$6.06

(a)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
(b)	Reflects adjustment for estimated reorganization costs of $17,182 related to Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements

20

Pro Forma Combined Statement of Operations

MTB Large Cap Stock into MTB Large Cap Growth

For the Twelve Months Ended October 31, 2008 (Unaudited)

	MTB Large Cap Stock	MTB Large Cap Growth	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$3,227,780 *	$938,615 *			4,166,395
Interest	—	—

TOTAL INVESTMENT INCOME	3,227,780	938,615			4,166,395

EXPENSES
Investment advisory fee	1,225,382	586,046	(2,490	)(a)	1,808,938
Administrative personnel and services fee	42,321	20,028	(10,209	)(a)	52,140
Custodian fees	10,065	7,918			17,983
Transfer and dividend disbursing agent fees and expenses	82,380	13,662			96,042
Trustees’ fees	12,646	13,469	(13,740	)(b)	12,375
Auditing fees	16,160	15,410	(16,070	)(b)	15,500
Legal fees	13,485	13,710	(13,195	)(b)	14,000
Portfolio accounting fees	64,469	27,692			92,161
Distribution services fee — Class A Shares	65,054	4,407	414	(a)	69,875
Distribution services fee — Class B Shares	27,672	7,090	(43	)(a)	34,719
Distribution services fee — Class C Shares	—	—	—	(a)	—
Distribution services fee — Institutional I Shares	—	—			—
Shareholder services fee — Class A Shares	62,091	4,421	3,363	(a)	69,875
Shareholder services fee — Class B Shares	8,740	2,356	477	(a)	11,573
Shareholder services fee — Class C Shares	—	—	—	(a)	—
Shareholder services fee — Institutional I Shares	270,365	157,576	22,652	(a)	450,593
Share registration costs	25,615	28,122	(28,427	)(b)	25,310
Printing and postage	43,320	9,877			53,197
Cash management fees	2,530	1,310			3,840
Tax preparation	7,883	7,884	(7,883	)(b)	7,884
Principal Executive Officer fees	4,744	1,800			6,544
Investment Company Institute fees	1,170	589			1,759
Insurance premiums	13,111	8,404			21,515
BNY Full Service	—	—			—
Miscellaneous	5,779	4,059			9,838

TOTAL EXPENSES	2,004,982	935,830	(65,153)		2,875,659

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(124,995)	(39,793)	89,890	(a)	(74,898)
Waiver of distribution services fee — Class C Shares	—	—			—
Waiver of shareholder services fee — Class A Shares	—	—	(69,875	)(a)	(69,875)
Waiver of shareholder services fee — Class B Shares	(65,546)	(4,422)
Waiver of shareholder services fee — Class C Shares	—	—			—
Waiver of shareholder services fee — Institutional I Shares	(148,531)	(86,101)	324	(a)	(234,308)
Waiver of transfer agent fee	(2,956)	(777)			(3,733)
Waiver of principal executive officer fee	(1,683)	(738)			(2,421)

TOTAL WAIVERS AND REIMBURSEMENTS	(343,711)	(131,831)	20,339		(385,235)

21

	MTB Large Cap Stock	MTB Large Cap Growth	Pro Forma Adjustments	Pro Forma Combined
Net Expenses	$1,661,271	$803,999	(44,813)	2,490,425
Net investment income (loss)	1,566,509	134,616	44,813	1,675,970

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and foreign currency transactions	1,790,085	(8,488,858)		(6,698,773)
Net realized gain on Foreign currencies
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(64,550,364)	(21,805,324)		(86,355,688)
Net realized and unrealized gain on investments, written options and foreign currency transactions	(62,760,279)	(30,294,182)	—	(93,054,461)
Change in net assets resulting from operations	(61,193,770)	(30,159,566)	44,813	(91,378,491)

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for the period.
(b)	Reflects elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.
*	Including $22,997 and $34,119 received from affiliated issuers respectively.

22

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

Basis of Combination

The MTB Large Cap Growth Fund, (“Acquiring Fund”) a portfolio of the MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The accompanying unaudited Pro-Forma financial statements are presented to show the effect of the proposed acquisition of MTB Large Cap Stock Fund, (“Acquired Fund”), a portfolio of the MTB Group of Funds, by the Acquiring Fund as if such acquisition had taken place as of October 31, 2008.

Under the terms of the Plan of Reorganization, the combination of Acquired and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investments companies. The acquisition would be accomplished by an acquisition of the net assets of Acquired Fund in exchange for shares of Acquiring Fund net assets value.

The Pro-Forma statement of assets and liabilities and the related Pro-Forma statement of operations of the Acquired Fund and Acquiring Fund have been combined for the twelve months ended October 31, 2008. Following the acquisition, the Acquiring Fund will be the accounting survivor. The historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

Capital Shares

The Pro-Forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at October 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of October 31, 2008, divided by the net asset value per share of the shares of the Acquiring Fund as of October 31, 2008. The Pro-Forma number of shares outstanding, by class for the combined fund consists of the following at October 31, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Class A	184,564	2,845,607	3,030,171
Class B	114,878	430,351	545,229
Institutional	7,851,983	12,676,974	20,528,957

Security Valuation

Market values of the portfolio securities are determined as follows:

•	For equity securities, according to the last sale price of official closing price reported in the market in which primarily traded.

•	In the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices

•	For all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees

•	Short term securities which mature in 60 days or less are valued at amortized cost which approximates market value

23

Estimates

The preparation of Pro-Forma financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Taxes

For federal income tax purposes, each portfolio is treated as a separate taxpaying entity. It is each portfolios policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

24

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COMMON STOCKS—95.9%

			AEROSPACE & DEFENSE—0.3%
	11,400	11,400	Goodrich Corp.		$416,784	$416,784

			AUTO PARTS & EQUIPMENT—0.5%
	16,300	16,300	Autoliv, Inc.		348,168	348,168
	17,400	17,400	Cooper Tire & Rubber Co.		132,762	132,762
	10,400	10,400	Goodyear Tire & Rubber Co.*		92,768	92,768

			AUTO PARTS & EQUIPMENT Total		573,698	573,698

			BANKS—1.2%
	26,400	26,400	Banco Latinoamericano de Exportaciones, SA, Class E (Panama)		280,632	280,632
	10,100	10,100	Comerica, Inc.		278,659	278,659
	26,300	26,300	Huntington Bancshares, Inc.		248,535	248,535
	23,300	23,300	Keycorp		284,959	284,959
	37,900	37,900	Regions Financial Corp.		420,311	420,311

			BANKS Total		1,513,096	1,513,096

			BEVERAGES—0.7%
	21,800	21,800	Pepsi Bottling Group, Inc.		504,016	504,016
	15,800	15,800	PepsiAmericas, Inc.		299,094	299,094

			BEVERAGES Total		803,110	803,110

			BIOTECHNOLOGY—1.7%
31,916	20,500	52,416	Invitrogen Corp.*	$918,862	590,195	1,509,057
11,900	8,000	19,900	Martek Biosciences Corp.*	354,977	238,640	593,617

			BIOTECHNOLOGY Total	1,273,839	828,835	2,102,674

			BUILDING MATERIALS —0.3%
	31,200	31,200	Masco Corp.		316,680	316,680

			CHEMICALS—2.8%
	46,000	46,000	Chemtura Corp.		79,580	79,580
	15,400	15,400	Eastman Chemical Co.		622,006	622,006
	4,200	4,200	NewMarket Corp.		158,298	158,298
	14,000	14,000	PPG Industries, Inc.		694,120	694,120
	28,700	28,700	RPM International, Inc.		407,540	407,540
	9,700	9,700	Sherwin-Williams Co.		552,027	552,027
11,000	7,100	18,100	The Mosaic Co.*	433,510	279,811	713,321
	10,400	10,400	Valspar Corp.		212,680	212,680

			CHEMICALS Total	433,510	3,006,062	3,439,572

25

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COAL—1.1%
23,000	15,000	38,000	Peabody Energy Corp.	$793,730	$517,650	$1,311,380

			COMMERCIAL SERVICES—6.4%
50,750	32,400	83,150	Dollar Financial Corp.*	590,223	376,812	967,035
4,600	2,900	7,500	Global Payments, Inc.	186,346	117,479	303,825
	16,200	16,200	Kelly Services, Inc., Class A		230,688	230,688
27,100	17,350	44,450	Lender Processing Services, Inc.*	625,197	400,265	1,025,462
12,600	8,400	21,000	Moody’s Corp.	322,560	215,040	537,600
34,600	23,200	57,800	Pharmaceutical Product Development, Inc.	1,071,908	718,736	1,790,644
46,900	31,900	78,800	Quanta Services, Inc.*	926,744	630,344	1,557,088
45,400	29,200	74,600	Ritchie Bros. Auctioneers, Inc.	843,078	542,244	1,385,322

			COMMERCIAL SERVICES Total	4,566,056	3,231,608	7,797,664

			COMPUTERS—1.9%
14,976	9,900	24,876	Cognizant Technology Solutions Corp., Class A*	287,539	190,080	477,619
	21,500	21,500	Computer Sciences Corp.*		648,440	648,440
	13,800	13,800	Lexmark International, Inc., Class A*		356,454	356,454
	35,900	35,900	Seagate Technology		243,043	243,043
	36,900	36,900	Sun Microsystems, Inc.*		169,740	169,740
	22,600	22,600	Western Digital Corp.*		372,900	372,900

			COMPUTERS Total	287,539	1,980,657	2,268,196

			DISTRIBUTION/WHOLESALE—1.9%
12,800	8,600	21,400	Fastenal Co.	515,328	346,236	861,564
	21,700	21,700	Ingram Micro, Inc., Class A*		289,261	289,261
60,900	39,100	100,000	LKQ Corp.*	696,696	447,304	1,144,000

			DISTRIBUTION/WHOLESALE Total	1,212,024	1,082,801	2,294,825

			DIVERSIFIED FINANCIAL SERVICES—3.5%
12,538	8,100	20,638	Affiliated Managers Group, Inc.*	581,512	375,678	957,190
	17,200	17,200	AmeriCredit Corp.*		100,792	100,792
	13,100	13,100	Ameriprise Financial, Inc.		282,960	282,960
	24,000	24,000	CIT Group, Inc.		99,360	99,360
11,150	6,850	18,000	IntercontinentalExchange, Inc.*	953,994	586,086	1,540,080
20,700	13,200	33,900	T Rowe Price Group, Inc.	818,478	521,928	1,340,406

			DIVERSIFIED FINANCIAL SERVICES Total	2,353,984	1,966,804	4,320,788

			ELECTRIC UTILITIES—3.0%
	24,600	24,600	Alliant Energy Corp.		722,748	722,748
	14,700	14,700	American Electric Power Co., Inc.		479,661	479,661
	5,500	5,500	Edison International		195,745	195,745
	18,700	18,700	Pinnacle West Capital Corp.		591,855	591,855
	25,700	25,700	Puget Energy, Inc.		602,151	602,151
	7,000	7,000	SCANA Corp.		230,370	230,370

26

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
	12,900	12,900	TECO Energy, Inc.		$148,866	$148,866
	40,700	40,700	Xcel Energy, Inc.		708,994	708,994

			ELECTRIC UTILITIES Total		3,680,390	3,680,390

			ELECTRONICS—0.4%
	8,600	8,600	Cymer, Inc.*		210,442	210,442
	101,700	101,700	Sanmina-SCI Corp.*		76,275	76,275
	13,500	13,500	Technitrol, Inc.		77,895	77,895
	37,900	37,900	Vishay Intertechnology, Inc.*		163,349	163,349

			ELECTRONICS Total		527,961	527,961

			ENGINEERING & CONSTRUCTION—1.4%
19,200	12,700	31,900	Foster Wheeler Ltd.*	$526,080	347,980	874,060
27,900	18,600	46,500	McDermott International, Inc.*	477,927	318,618	796,545

			ENGINEERING & CONSTRUCTION Total	1,004,007	666,598	1,670,605

			ENVIRONMENTAL CONTROL—1.3%
27,300	18,100	45,400	Waste Connections, Inc.*	924,105	612,685	1,536,790

			FOOD—1.0%
	54,700	54,700	Del Monte Foods Co.		345,157	345,157
	14,400	14,400	Safeway, Inc.		306,288	306,288
	135	135	Seaboard Corp.		180,900	180,900
	28,642	28,642	SUPERVALU, Inc.		407,862	407,862

			FOOD Total		1,240,207	1,240,207

			FOREST PRODUCTS & PAPER—0.4%
	27,900	27,900	International Paper Co.		480,438	480,438

			GAS UTILITIES—0.4%
	14,900	14,900	WGL Holdings, Inc.		479,631	479,631

			HAND/MACHINE TOOLS—0.3%
	6,700	6,700	Black & Decker Corp.		339,154	339,154

			HEALTH CARE - PRODUCTS—4.4%
27,614	17,500	45,114	Dentsply International, Inc.	838,913	531,650	1,370,563
10,300	7,800	18,100	Gen-Probe, Inc.*	484,718	367,068	851,786
62,528	43,128	105,656	Hologic, Inc.*	765,343	527,887	1,293,230
4,350	2,800	7,150	Intuitive Surgical, Inc.*	751,637	483,812	1,235,449
10,200	6,800	17,000	Resmed, Inc.*	349,452	232,968	582,420

			HEALTH CARE - PRODUCTS Total	3,190,063	2,143,385	5,333,448

			HEALTH CARE PROVIDERS & SERVICES—1.8%
15,300	10,300	25,600	Pediatrix Medical Group, Inc.*	591,345	398,095	989,440
19,100	12,200	31,300	Psychiatric Solutions, Inc.*	635,839	406,138	1,041,977

27

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
	5,000	5,000	Universal Health Services, Inc., Class B		$210,200	$210,200

			HEALTH CARE PROVIDERS & SERVICES Total	$1,227,184	1,014,433	2,241,617

			HOME BUILDERS—0.4%
11,500	9,650	21,150	Toll Brothers, Inc.*	265,880	223,108	488,988

			HOME FURNISHINGS—0.5%
	9,800	9,800	Ethan Allen Interiors, Inc.		175,322	175,322
	9,600	9,600	Whirlpool Corp.		447,840	447,840

			HOME FURNISHINGS Total		623,162	623,162

			HOUSEHOLD PRODUCTS—0.1%
	12,700	12,700	Blyth, Inc.		109,220	109,220

			INSURANCE—5.5%
	4,100	4,100	Allied World Assurance Co., Holdings Ltd.		131,487	131,487
	12,900	12,900	American Financial Group, Inc.		293,217	293,217
	17,300	17,300	Aspen Insurance Holdings Ltd.		397,208	397,208
	9,300	9,300	Assurant, Inc.		236,964	236,964
	9,100	9,100	Chubb Corp.		471,562	471,562
	8,100	8,100	Cigna Corp.		132,030	132,030
	24,465	24,465	Cincinnati Financial Corp.		635,845	635,845
	8,200	8,200	Endurance Specialty Holdings Ltd.		247,968	247,968
	5,200	5,200	Everest Re Group Ltd.		388,440	388,440
	23,900	23,900	Genworth Financial, Inc., Class A		115,676	115,676
32,450	21,300	53,750	HCC Insurance Holdings, Inc.	715,847	469,878	1,185,725
	13,400	13,400	Lincoln National Corp.		231,016	231,016
	5,200	5,200	Loews Corp.		172,692	172,692
	23,600	23,600	Nationwide Financial Services, Inc., Class A		1,116,515	1,116,515
18,200	11,700	29,900	Principal Financial Group, Inc.	345,618	222,183	567,801
	13,200	13,200	Unitrin, Inc.		277,200	277,200
	6,300	6,300	XL Capital Ltd., Class A		61,110	61,110

			INSURANCE Total	1,061,465	5,600,991	6,662,456

			INTERNET—2.1%
24,100	16,100	40,200	F5 Networks, Inc.*	598,162	399,602	997,764
29,400	20,100	49,500	McAfee, Inc.*	956,970	654,255	1,611,225

			INTERNET Total	1,555,132	1,053,857	2,608,989

			IRON / STEEL—1.3%
11,700	7,500	19,200	Cliffs Natural Resources, Inc.	315,783	202,425	518,208
	9,200	9,200	Nucor Corp.		372,692	372,692
38,000	23,900	61,900	Steel Dynamics, Inc.	452,960	284,888	737,848

			IRON / STEEL Total	768,743	860,005	1,628,748

28

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			LEISURE TIME—0.4%
	13,900	13,900	Brunswick Corp.		$48,233	$48,233
	16,900	16,900	Harley-Davidson, Inc.		413,712	413,712

			LEISURE TIME Total		461,945	461,945

			MACHINERY—3.7%
27,100	24,500	51,600	Cummins, Inc.	$700,535	633,325	1,333,860
17,461	11,600	29,061	Graco, Inc.	431,811	286,868	718,679
24,100	15,850	39,950	Joy Global, Inc.	698,418	459,333	1,157,751
	6,000	6,000	NACCO Industries, Inc., Class A		369,660	369,660
19,114	12,900	32,014	Rockwell Automation, Inc.	528,884	356,943	885,827

			MACHINERY Total	2,359,648	2,106,129	4,465,777

			MEDIA—0.5%
	25,600	25,600	CBS Corp., Class B		248,576	248,576
	7,500	7,500	Gannett Co., Inc.		82,500	82,500
	16,600	16,600	Scholastic Corp.		308,262	308,262
	38,800	38,800	Westwood One, Inc.		10,476	10,476

			MEDIA Total		649,814	649,814

			METAL FABRICATE / HARDWARE—0.3%
7,800	5,200	13,000	Haynes International, Inc.*	197,418	131,612	329,030

			METALS & MINING—1.2%
	6,500	6,500	Freeport-McMoRan Copper & Gold, Inc.		189,150	189,150
12,000	7,500	19,500	Precision Castparts Corp.	777,720	486,075	1,263,795

			METALS & MINING Total	777,720	675,225	1,452,945

			MISCELLANEOUS MANUFACTURING—2.7%
	17,500	17,500	Crane Co.		286,475	286,475
	20,700	20,700	Eastman Kodak Co.		190,026	190,026
	11,700	11,700	EnPro Industries, Inc.*		259,857	259,857
26,725	18,200	44,925	Harsco Corp.	632,581	430,794	1,063,375
	25,300	25,300	Leggett & Platt, Inc.		439,208	439,208
	14,850	14,850	Parker Hannifin Corp.		575,735	575,735
	28,500	28,500	Tredegar Corp.		419,520	419,520

			MISCELLANEOUS MANUFACTURING Total	632,581	2,601,615	3,234,196

			MUTUAL FUND—0.8%
16,000		16,000	iShares Russell Midcap Growth Index Fund*	539,040		539,040
8,600	5,800	14,400	SPDR KBW Regional Banking ETF.	279,414	188,442	467,856

			MUTUAL FUND Total	818,454	188,442	1,006,896

29

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			OFFICE/BUSINESS EQUIPMENT—0.7%
	43,700	43,700	Steelcase, Inc., Class A		$406,410	$406,410
	54,100	54,100	Xerox Corp.		433,882	433,882

			OFFICE/BUSINESS EQUIPMENT Total		840,292	840,292

			OIL & GAS—5.1%
45,034	29,500	74,534	Denbury Resources, Inc.*	$572,382	374,945	947,327
	19,200	19,200	Marathon Oil Corp.		558,720	558,720
11,900	7,700	19,600	Newfield Exploration Co.*	273,462	176,946	450,408
11,000	7,300	18,300	Noble Energy, Inc.	570,020	378,286	948,306
	24,500	24,500	Patterson-UTI Energy, Inc.		325,115	325,115
40,654	26,300	66,954	Southwestern Energy Co.*	1,448,096	936,806	2,384,902
	15,800	15,800	Sunoco, Inc.		481,900	481,900
	7,800	7,800	Valero Energy Corp.		160,524	160,524

			OIL & GAS Total	2,863,960	3,393,242	6,257,202

			OIL & GAS SERVICES—3.2%
28,600	19,900	48,500	Cameron International Corp.*	693,836	482,774	1,176,610
14,700	10,700	25,400	FMC Technologies, Inc.*	514,353	374,393	888,746
18,497	12,271	30,767	National Oilwell Varco, Inc.*	552,846	366,780	919,626
32,900	21,200	54,100	Weatherford International Ltd.*	555,352	357,856	913,208

			OIL & GAS SERVICES Total	2,316,387	1,581,803	3,898,190

			PACKAGING & CONTAINERS—0.5%
20,200	13,000	33,200	Crown Cork Inc.	407,636	262,340	669,976

			PHARMACEUTICALS—5.4%
8,393	5,400	13,793	Cephalon, Inc.*	601,946	387,288	989,234
17,226	10,800	28,026	Express Scripts, Inc.*	1,044,068	654,588	1,698,656
27,700	30,500	58,200	Forest Laboratories, Inc.*	643,471	708,515	1,351,986
19,200	11,600	30,800	Herbalife Ltd.	469,056	283,388	752,444
	14,500	14,500	Mylan, Inc.		124,265	124,265
28,500	18,600	47,100	Perrigo Co.	969,000	632,400	1,601,400

			PHARMACEUTICALS Total	3,727,541	2,790,444	6,517,985

			REAL ESTATE INVESTMENT TRUSTS—1.5%
	38,800	38,800	Annaly Capital Management, Inc.		539,320	539,320
	35,300	35,300	FelCor Lodging Trust, Inc.		106,253	106,253
	24,700	24,700	Hospitality Properties Trust		250,705	250,705
	7,100	7,100	Liberty Property Trust		169,335	169,335
	7,400	7,400	National Health Investors, Inc.		221,556	221,556
	31,100	31,100	National Retail Properties, Inc.		554,513	554,513

			REAL ESTATE INVESTMENT TRUSTS Total		1,841,682	1,841,682

30

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			RETAIL—8.4%
12,800	8,500	21,300	Abercrombie & Fitch Co.	$370,688	$246,160	$616,848
	23,200	23,200	Brinker International, Inc.		215,760	215,760
37,700	24,500	62,200	Coach, Inc.*	776,620	504,700	1,281,320
	8,700	8,700	Darden Restaurants, Inc.		192,879	192,879
38,444	24,600	63,044	GameStop Corp., Class A*	1,052,980	673,794	1,726,774
	5,600	5,600	JC Penney Co., Inc.		133,952	133,952
	17,200	17,200	Jones Apparel Group, Inc.		191,092	191,092
15,200	9,800	25,000	Lululemon Athletica, Inc.*	215,384	138,866	354,250
14,200	9,400	23,600	Panera Bread Co., Class A*	640,704	424,128	1,064,832
24,100	16,050	40,150	Ross Stores, Inc.	787,829	524,675	1,312,504
16,900	11,300	28,200	Tiffany & Co.	463,905	310,185	774,090
27,200	18,200	45,400	TJX Cos., Inc.	727,872	487,032	1,214,904
32,900	21,400	54,300	Urban Outfitters, Inc.*	715,246	465,236	1,180,482

			RETAIL Total	5,751,228	4,508,459	10,259,687

			SEMICONDUCTORS—2.4%
14,500	9,300	23,800	Broadcom Corp., Class A*	247,660	158,844	406,504
21,563	13,900	35,463	MEMC Electronic Materials, Inc.*	396,328	255,482	651,810
15,400	10,100	25,500	Microchip Technology, Inc.	379,302	248,763	628,065
	16,400	16,400	MKS Instruments, Inc.*		304,220	304,220
	17,700	17,700	Novellus Systems, Inc.*		279,660	279,660
80,500	54,000	134,500	PMC-Sierra, Inc.*	376,740	252,720	629,460

			SEMICONDUCTORS Total	1,400,030	1,499,689	2,899,719

			SOFTWARE—6.8%
83,700	53,700	137,400	Activision Blizzard, Inc.*	1,042,902	669,102	1,712,004
44,900	29,100	74,000	Allscripts Healthcare Solutions, Inc.*	291,850	189,150	481,000
37,332	24,400	61,732	Ansys, Inc.*	1,068,814	698,572	1,767,386
24,757	18,100	42,857	Autodesk, Inc.*	527,572	385,711	913,283
18,530	13,500	32,030	Cerner Corp.*	689,872	502,605	1,192,477
34,500	22,600	57,100	Citrix Systems, Inc.*	889,065	582,402	1,471,467
9,200	8,600	17,800	Intuit, Inc.*	230,552	215,516	446,068
6,200	4,000	10,200	Salesforce.com, Inc.*	191,952	123,840	315,792

			SOFTWARE Total	4,932,579	3,366,898	8,299,477

			TELECOMMUNICATIONS—2.4%
15,500	10,200	25,700	Adtran, Inc.	235,600	155,040	390,640
	14,900	14,900	CenturyTel, Inc.		374,139	374,139
	6,400	6,400	Embarq Corp.		192,000	192,000
33,800	22,400	56,200	Harris Corp.	1,215,110	805,280	2,020,390

			TELECOMMUNICATIONS Total	1,450,710	1,526,459	2,977,169

			TOYS/GAMES/HOBBIES—0.3%
	11,700	11,700	Hasbro, Inc.		340,119	340,119

31

Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth		Mid Cap Growth	Mid Cap Stock	Pro Forma Combined Mid Cap Growth
243775	2437549	243775		243775	2437549	243775
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			TRANSPORTATION—3.0%
18,742	12,400	31,142	CH Robinson Worldwide, Inc.	$970,461	$642,072	$1,612,533
32,688	22,200	54,888	Expeditors International of Washington, Inc.	1,067,263	724,830	1,792,093
	4,300	4,300	Tidewater, Inc.		187,523	187,523
	18,500	18,500	YRC Worldwide, Inc.*		84,730	84,730

			TRANSPORTATION Total	2,037,724	1,639,155	3,676,879

			TOTAL COMMON STOCK (Cost $161,297,230)	50,590,877	66,298,374	116,889,251

Par Value	Par Value	Par Value
			MONEY MARKET FUND—4.1%
924,236			MTB Money Market Fund, Institutional I Shares, 2.26%(a)	924,236		924,236
1,821,390	2,191,230		MTB Prime Money Market Fund, Corporate Shares, 1.68%(a)	1,821,390	2,191,230	4,012,620

			MONEY MARKET FUND Total (Cost $4,936,856)	2,745,626	2,191,230	4,936,856

Warrants	Warrants	Warrants
			WARRANTS—0.0%
			BANKS—0.0%
9,300		9,300	Washington Mutual, Inc.* (Cost $0)	837		837
			INVESTMENTS Total—100.0% (Cost $166,234,086)	$53,337,340	$68,489,604	$121,826,944
			OTHER ASSETS LESS LIABILITIES—0.0%	$(47,780)	$(3,566)	$(68,528)

			TOTAL NET ASSETS—100%	$53,289,560	$68,486,038	$121,758,416

						0

(a)	Affiliated company
*	Non-income producing security

32

Pro Forma Combined Statement of Assets and Liabilities

MTB Mid Cap Stock into MTB Mid Cap Growth

As of October 31, 2008 (Unaudited)

	Mid Cap Stock	Mid Cap Growth	Pro Forma Adjustments		Pro Forma Combined 10/31/08
ASSETS:
Investments at cost	$99,230,145	$67,003,941			$166,234,086
Investments, at value	$66,298,374	$50,591,714	—		$116,890,088
Affiliated Investments	2,191,230	2,745,626	—		4,936,856
Cash	2,167	1,494			3,661
Receivable for securities sold	213,925	533,883			747,808
Receivable for Fund shares sold	27,811	43,458	—		71,269
Dividends and interest receivable	110,783	16,533	—		127,316

Total Assets	68,844,290	53,932,708	—		122,776,998

LIABILITIES:
Payable to bank	—	—			—
Payable for securities purchased	270,551	583,102	—		853,653
Payable for Fund shares repurchased	28,773	31,625	—		60,398
Distribution fees payable	5,784	988	—		6,772
Trustees’/Directors’ fees payable	569	620	—		1,189
Shareholder Services Fee payable	5,202	5,801	—		11,003
Accrued expenses	47,373	21,012	17,182	(b)	85,567

Total Liabilities	358,252	643,148	17,182	(b)	1,018,582

Total Net Assets	$68,486,038	$53,289,560	$(17,182	)(b)	$121,758,416

NET ASSETS:
Paid-in capital	98,970,903	69,174,157	—		168,145,060
Undistributed net investment income	813,351	140,125	(17,182	)(b)	936,294
Accumulated net realized loss on investments, futures contracts, options	(557,675)	(2,358,121)			(2,915,796)
Net unrealized depreciation on investments, futures contracts, options	(30,740,541)	(13,666,601)	—		(44,407,142)

Total Net Assets	$68,486,038	$53,289,560	$(17,182	)(b)	$121,758,416

Net Assets:
Class A	$16,930,705	$3,542,890	(2,695)		$20,470,900
Class B	1,159,290	321,750	(197)		1,480,843
Class C		—			—
Class I	50,396,043	49,424,920	(14,290)		99,806,673

	$68,486,038	$53,289,560	$(17,182	)(b)	$121,758,416

Shares Outstanding:
Class A	1,994,206	422,114	23,769	(a)	2,440,089
Class B	150,621	40,064	(6,190	)(a)	184,495
Class C	—	—			—
Class I	5,921,002	5,781,890	(27,701	)(a)	11,675,191

Net Asset Value:
Class A	$8.49	$8.39			$8.39
Class B	$7.70	$8.03			$8.03
Class C
Class I	$8.51	$8.55			$8.55

(a)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
(b)	Reflects adjustment for estimated reorganization costs of $17,182 related to Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements

33

Pro Forma Combined Statement of Operations

MTB Mid Cap Stock into MTB Mid Cap Growth

For the Twelve Months Ended October 31, 2008 (Unaudited)

	MTB Mid Cap Stock	MTB Mid Cap Growth	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$2,036,263 *	$666,696 *			2,702,959
Interest		—

TOTAL INVESTMENT INCOME	2,036,263	666,696			2,702,959

EXPENSES
Investment advisory fee	905,031	580,250	(2,126	)(a)	1,483,155
Administrative personnel and services fee	31,118	19,309	(7,677	)(a)	42,750
Custodian fees	12,653	7,032			19,685
Transfer and dividend disbursing agent fees and expenses	73,587	30,776			104,363
Trustees’ fees	13,287	13,256	(14,168	)(b)	12,375
Auditing fees	15,995	15,762	(16,257	)(b)	15,500
Legal fees	14,127	13,367	(13,494	)(b)	14,000
Portfolio accounting fees	62,715	15,783			78,498
Distribution services fee — Class A Shares	71,962	14,738	15,163	(a)	101,863
Distribution services fee — Class B Shares	14,676	3,753	(23	)(a)	18,406
Distribution services fee — Class C Shares	—	—	—	(a)	—
Distribution services fee — Institutional I Shares	—	—			—
Shareholder services fee — Class A Shares	87,185	14,802	(124	)(a)	101,863
Shareholder services fee — Class B Shares	4,872	1,180	83	(a)	6,135
Shareholder services fee — Class C Shares	—	—	—	(a)	—
Shareholder services fee — Institutional I Shares	169,658	146,669	11,896	(a)	328,223
Share registration costs	25,747	24,774	(28,224	)(b)	22,297
Printing and postage	35,894	20,087			55,981
Cash management fees	2,008	974			2,982
Tax preparation	7,883	7,884	(7,883	)(b)	7,884
Principal Executive Officer fees	3,627	1,672			5,299
Investment Company Institute fees	959	765			1,724
Insurance premiums	10,222	9,393			19,615
Miscellaneous	5,114	4,067			9,181

TOTAL EXPENSES	1,568,320	946,293	(62,833)		2,451,780

WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	(140,002)	(158,750)	298,752		—
Waiver of distribution services fee — Class C Shares	—	—			—
Waiver of shareholder services fee — Class A Shares	(87,185)	(14,802)	101,987		—
Waiver of shareholder services fee — Class B Shares	—	—
Waiver of shareholder services fee — Class C Shares	—	—			—
Waiver of shareholder services fee — Institutional I Shares	(90,536)	(80,397)	170,933		—
Waiver of transfer agent fee	(2,465)	(505)			(2,970)
Waiver of principal executive officer fee	(1,212)	(941)			(2,153)

TOTAL WAIVERS AND REIMBURSEMENTS	(321,400)	(255,395)	571,672		(5,123)

Net Expenses	1,246,920	690,898	508,839		2,446,657
Net investment income(loss)	789,343	(24,202)	(508,839)		256,302

34

	MTB Mid Cap Stock	MTB Mid Cap Growth	Pro Forma Adjustments	Pro Forma Combined
REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and foreign currency transactions	$(433,690)	$(2,262,945)		(2,696,635)
Net realized gain on Foreign currencies	—	—
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(52,412,264)	(30,049,926)		(82,462,190)
Net realized and unrealized gain on investments contracts, written options and foreign currency transactions	(52,845,954)	(32,312,871)	—	(85,158,825)
Change in net assets resulting from operations	(52,056,611)	(32,337,073)	(508,839)	(84,902,523)

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for the period.
(b)	Reflects elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.
*	Including $56,173 and $88,853 received from affiliated issuers respectively.

35

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

Basis of Combination

The MTB Mid Cap Growth Fund, (“Acquiring Fund”) a portfolio of the MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The accompanying unaudited Pro-Forma financial statements are presented to show the effect of the proposed acquisition of MTB Mid Cap Stock Fund, (“Acquired Fund”), a portfolio of the MTB Group of Funds, by the Acquiring Fund as if such acquisition had taken place as of October 31, 2008.

Under the terms of the Plan of Reorganization, the combination of Acquired and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investments companies. The acquisition would be accomplished by an acquisition of the net assets of Acquired Fund in exchange for shares of Acquiring Fund net assets value.

The Pro-Forma statement of assets and liabilities and the related Pro-Forma statement of operations of the Acquired Fund and Acquiring Fund have been combined for the twelve months ended October 31, 2008. Following the acquisition, the Acquiring Fund will be the accounting survivor. The historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

Capital Shares

The Pro-Forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at October 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of October 31, 2008, divided by the net asset value per share of the shares of the Acquiring Fund as of October 31, 2008. The Pro-Forma number of shares outstanding, by class for the combined fund consists of the following at October 31, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Class A	422,114	2,017,975	2,440,089
Class B	40,064	144,431	184,495
Institutional	5,781,890	5,893,301	11,675,191

Security Valuation

Market values of the portfolio securities are determined as follows:

•	For equity securities, according to the last sale price of official closing price reported in the market in which primarily traded.

•	In the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices

•	For all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees

•	Short term securities which mature in 60 days or less are valued at amortized cost which approximates market value

36

Estimates

The preparation of Pro-Forma financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Taxes

For federal income tax purposes, each portfolio is treated as a separate taxpaying entity. It is each portfolios policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

37

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2008 (Unaudited)

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COMMON STOCKS—97.5%

			ADVERTISING—0.1%
	15,600	15,600	Harte-Hanks, Inc.		$109,512	$109,512

			AEROSPACE & DEFENSE—0.6%
	6,059	6,059	Teledyne Technologies, Inc.*		276,109	276,109
17,500		17,500	Triumph Group, Inc.	$767,550		767,550

			AEROSPACE & DEFENSE Total	767,550	276,109	1,043,659

			AGRICULTURE—0.2%
	8,600	8,600	Universal Corp.		340,474	340,474

			AIRLINES—0.6%
	5,961	5,961	Allegiant Travel Co.*		237,427	237,427
	10,300	10,300	Republic Airways Holdings, Inc.*		153,985	153,985
50,000		50,000	UAL Corp.	728,000		728,000

			AIRLINES Total	728,000	391,412	1,119,412

			APPAREL—1.1%
	4,400	4,400	Columbia Sportswear Co.		162,228	162,228
5,000		5,000	Deckers Outdoor Corp.*	424,300		424,300
	7,100	7,100	Oxford Industries, Inc.		95,637	95,637
	—	—	Volcom, Inc.		—	—
27,000		27,000	Warnaco Group, Inc./The*	804,870		804,870
21,000		21,000	Wolverine World Wide, Inc.	493,500		493,500

			APPAREL Total	1,722,670	257,865	1,980,535

			AUTO PARTS & EQUIPMENT—0.2%
	21,800	21,800	American Axle & Manufacturing Holdings, Inc.		78,262	78,262
	29,000	29,000	ArvinMeritor, Inc.		171,680	171,680
	14,900	14,900	Lear Corp.*		29,949	29,949

			AUTO PARTS & EQUIPMENT Total		279,891	279,891

			BANKS—3.7%
118,500		118,500	Anchor Bancorp Wisconsin, Inc.	675,450		675,450
	18,600	18,600	Banco Latinoamericano de Exportaciones, SA, Class E (Panama)		197,718	197,718
40,000		40,000	Boston Private Financial Holdings, Inc.	353,600		353,600
	6,600	6,600	Cathay General Bancorp		161,568	161,568
	13,900	13,900	Central Pacific Financial Corp.		216,840	216,840
	6,690	6,690	Chemical Financial Corp.		175,746	175,746
	11,492	11,492	Citizens Republic Bancorp, Inc.		33,901	33,901
	5,700	5,700	City Bank/Lynnwood WA		58,710	58,710

38

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
	1,700	1,700	Columbia Banking Systems, Inc.		$27,064	$27,064
	10,500	10,500	First Bancorp/Puerto Rico		107,310	107,310
	16,000	16,000	FirstMerit Corp.		373,120	373,120
	13,200	13,200	Independent Bank Corp.		48,444	48,444
	1,500	1,500	Integra Bank Corp.		9,045	9,045
	16,400	16,400	Irwin Financial Corp.		36,080	36,080
	12,942	12,942	MainSource Financial Group, Inc.		231,144	231,144
	4,200	4,200	NBT Bancorp, Inc.		117,096	117,096
	14,900	14,900	Oriental Financial Group, Inc.		241,976	241,976
34,000		34,000	People’s United Financial Inc.	$595,000		595,000
	9,700	9,700	Provident Bankshares Corp.		103,499	103,499
	9,368	9,368	Signature Bank/New York, NY*		305,209	305,209
	8,100	8,100	South Financial Group, Inc.		47,061	47,061
	19,900	19,900	TCF Financial Corp.		353,026	353,026
	44,700	44,700	UCBH Holdings, Inc.		236,016	236,016
44,000		44,000	Umpqua Holdings Corp.	748,880		748,880
	4,600	4,600	Webster Financial Corp.		85,284	85,284
	6,800	6,800	WesBanco, Inc.		184,824	184,824
27,300	8,200	35,500	Whitney Holding Corp.	518,700	155,800	674,500

			BANKS Total	2,891,630	3,506,481	6,398,111

			BIOTECHNOLOGY—3.2%
35,500	10,771	46,271	Alexion Pharmaceuticals, Inc.*	1,446,625	438,918	1,885,543
16,000		16,000	Cougar Biotechnology, Inc.*	406,400		406,400
26,000		26,000	Martek Biosciences Corp.*	775,580		775,580
18,300	3,358	21,658	Myriad Genetics, Inc.*	1,154,547	211,856	1,366,403
29,000		29,000	OSI Pharmaceuticals, Inc.*	1,100,550		1,100,550

			BIOTECHNOLOGY Total	4,883,702	650,774	5,534,476

			CHEMICALS—2.0%
20,800		20,800	CF Industries Holdings, Inc.	1,335,152		1,335,152
	14,000	14,000	HB Fuller Co.		247,380	247,380
63,500		63,500	Intrepid Potash, Inc.*	1,380,490		1,380,490
	8,100	8,100	Lubrizol Corp.		304,398	304,398
	4,000	4,000	OM Group, Inc.*		85,360	85,360
	8,200	8,200	Schulman A, Inc.		146,862	146,862

			CHEMICALS Total	2,715,642	784,000	3,499,642

			COAL—0.4%
35,000		35,000	Foundation Coal Holdings Inc.	726,600		726,600

			COMMERCIAL SERVICES—6.6%
	3,674	3,674	Aaron Rents, Inc.		91,078	91,078
	17,300	17,300	Advance America Cash Advance Centers, Inc.		46,364	46,364
	5,553	5,553	American Public Education, Inc.*		245,831	245,831
	5,500	5,500	Consolidated Graphics, Inc.*		71,555	71,555
	9,700	9,700	Convergys Corp.*		74,593	74,593

39

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
58,000	20,227	78,227	Corinthian Colleges, Inc.*	$828,240	$288,842	$1,117,082
	5,387	5,387	CoStar Group, Inc.*		194,040	194,040
62,000	11,300	73,300	Deluxe Corp.	753,920	137,408	891,328
	5,029	5,029	FTI Consulting, Inc.*		292,939	292,939
	9,258	9,258	Gartner, Inc., Class A*		170,347	170,347
41,000		41,000	Geo Group, Inc./The*	724,060		724,060
40,000		40,000	Healthcare Services Group	662,400		662,400
20,000		20,000	Heartland Payment Systems, Inc.	348,200		348,200
	14,100	14,100	Hudson Highland Group, Inc.*		73,884	73,884
	7,900	7,900	Jackson Hewitt Tax Service, Inc.		108,862	108,862
31,000		31,000	K12, Inc.	852,500		852,500
27,500		27,500	Lender Processing Services, Inc.*	634,425		634,425
	6,300	6,300	MAXIMUS, Inc.		201,222	201,222
	7,619	7,619	New Oriental Education & Technology Group ADR*		487,235	487,235
41,100	16,249	57,349	Parexel International Corp.*	427,440	168,990	596,430
	17,928	17,928	Quanta Services, Inc.*		354,257	354,257
22,500		22,500	Ritchie Bros. Auctioneers, Inc.	417,825		417,825
28,100		28,100	Standard Parking Corp.*	588,976		588,976
	2,820	2,820	Strayer Education, Inc.		638,081	638,081
	6,686	6,686	Team, Inc.*		185,670	185,670
33,300	10,440	43,740	TNS, Inc.*	472,194	148,039	620,233
	7,855	7,855	United Rentals, Inc.*		80,514	80,514
23,500	18,731	42,231	VistaPrint Ltd.*	401,145	319,738	720,883
	332	332	Wright Express Corp.*		4,545	4,545

			COMMERCIAL SERVICES Total	7,111,325	4,384,034	11,495,359

			COMPUTERS—1.9%
12,500		12,500	Caci International, Inc., Class A*	514,750		514,750
	8,400	8,400	Ciber, Inc.*		45,360	45,360
	5,691	5,691	IHS, Inc., Class A*		201,404	201,404
	7,800	7,800	Imation Corp.		96,096	96,096
	17,126	17,126	Integral Systems, Inc.		420,787	420,787
	12,700	12,700	Mentor Graphics Corp.*		93,218	93,218
28,500		28,500	MICROS Systems, Inc.*	485,355		485,355
	174,900	174,900	Quantum Corp.*		50,721	50,721
23,500		23,500	SRA International Inc.*	434,280		434,280
23,000	9,570	32,570	SYKES Enterprises, Inc.*	367,080	152,737	519,817
15,000		15,000	Synaptics, Inc.*	463,350		463,350

			COMPUTERS Total	2,264,815	1,060,323	3,325,138

			DISTRIBUTION/WHOLESALE—0.3%
	9,200	9,200	United Stationers, Inc. *		343,988	343,988
	6,000	6,000	WESCO International, Inc. *		119,280	119,280

			DISTRIBUTION/WHOLESALE Total		463,268	463,268

40

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			COSMETICS/PERSONAL CARE—0.6%
13,500		13,500	Chattem, Inc.*	$1,021,545		$1,021,545

			DIVERSIFIED FINANCIAL SERVICES—2.1%
	18,900	18,900	Advanta Corp., Class B		$85,428	85,428
	7,181	7,181	Affiliated Managers Group, Inc.*		333,055	333,055
8,000		8,000	Greenhill & Co., Inc.	527,760		527,760
	8,800	8,800	Hercules Technology Growth Capital, Inc.		76,384	76,384
22,500		22,500	Interactive Brokers Group, Inc.*	480,825		480,825
34,500		34,500	optionsXpress Holdings, Inc.	612,720		612,720
23,900		23,900	Stifel Financial Corp.*	1,043,235		1,043,235
15,000		15,000	T Rowe Price Group, Inc.	593,100		593,100

			DIVERSIFIED FINANCIAL SERVICES Total	3,257,640	494,867	3,752,507

			ELECTRIC UTILITIES—0.5%
	6,863	6,863	ITC Holdings Corp.		278,501	278,501
	9,700	9,700	Portland General Electric Co.		199,044	199,044
	6,600	6,600	Unisource Energy Corp.		182,028	182,028
	12,400	12,400	Westar Energy, Inc.		241,676	241,676

			ELECTRIC UTILITIES Total		901,249	901,249

			ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
	5,400	5,400	Hubbell, Inc., Class B		193,698	193,698
	1,051	1,051	Powell Industries, Inc.*		19,454	19,454
32,000		32,000	Universal Display Corp.*	346,240		346,240

			ELECTRICAL COMPONENTS & EQUIPMENT Total	346,240	213,152	559,392

			ELECTRONICS—1.6%
	5,580	5,580	Axsys Technologies, Inc.*		368,448	368,448
	10,600	10,600	Benchmark Electronics, Inc.*		127,094	127,094
	27,000	27,000	CTS Corp.		188,730	188,730
	9,371	9,371	Daktronics, Inc.		93,335	93,335
34,000		34,000	FEI Co.*	714,340		714,340
	6,500	6,500	Kemet Corp.*		3,835	3,835
	30,300	30,300	Methode Electronics, Inc.		229,977	229,977
33,900		33,900	Woodward Governor Co.	1,088,190		1,088,190

			ELECTRONICS Total	1,802,530	1,011,419	2,813,949

			ENERGY-ALTERNATE SOURCES—0.9%
26,000		26,000	Covanta Holding Corp*	560,560		560,560
27,100	2,613	29,713	Energy Conversion Devices, Inc.*	925,194	89,208	1,014,402

			ENERGY-ALTERNATE SOURCES Total	1,485,754	89,208	1,574,962

41

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			ENGINEERING & CONSTRUCTION—1.3%
42,000		42,000	Foster Wheeler Ltd.*	$1,150,800		$1,150,800
47,500		47,500	McDermott International, Inc.*	813,675		813,675
	7,142	7,142	Stanley, Inc.*		$244,685	244,685

			ENGINEERING & CONSTRUCTION Total	1,964,475	244,685	2,209,160

			ENTERTAINMENT & LEISURE—0.5%
	12,926	12,926	DreamWorks Animation SKG, Inc., Class A*		363,221	363,221
	31,219	31,219	Scientific Games Corp., Class A*		561,942	561,942

			ENTERTAINMENT & LEISURE Total		925,163	925,163

			ENVIRONMENTAL CONTROL—1.0%
	2,941	2,941	Clean Harbors, Inc.*		192,841	192,841
40,000	6,148	46,148	Waste Connections, Inc.*	1,354,000	208,110	1,562,110

			ENVIRONMENTAL CONTROL Total	1,354,000	400,951	1,754,951

			FOOD—2.5%
21,500		21,500	CAL-MAINE Foods Inc.	631,885		631,885
33,000		33,000	Corn Products International, Inc.	802,560		802,560
22,000		22,000	Flowers Foods, Inc.	652,300		652,300
	6,800	6,800	Fresh Del Monte Produce, Inc.*		143,548	143,548
	2,800	2,800	Landry’s Restaurants, Inc.		35,140	35,140
	6,800	6,800	Nash Finch Co.		268,124	268,124
15,000	6,654	21,654	Papa John’s International, Inc.*	338,400	150,114	488,514
20,000		20,000	Spartan Stores, Inc.	539,800		539,800
29,000		29,000	Treehouse Foods, Inc.*	877,540		877,540

			FOOD Total	3,842,485	596,926	4,439,411

			FOREST PRODUCTS & PAPER—0.3%
	30,000	30,000	Buckeye Technologies, Inc.*		176,700	176,700
	3,500	3,500	Rock-Tenn Co., Class A		106,435	106,435
	14,700	14,700	Schweitzer-Mauduit International, Inc.		245,784	245,784

			FOREST PRODUCTS & PAPER Total		528,919	528,919

			HAND/MACHINE TOOLS—0.4%
	5,000	5,000	Regal-Beloit Corp.		162,800	162,800
15,500		15,500	Snap-On, Inc.	572,725		572,725

			HAND/MACHINE TOOLS Total	572,725	162,800	735,525

			HEALTH CARE—PRODUCTS—6.0%
51,000		51,000	Angiodynamics, Inc.*	642,600		642,600
41,300		41,300	Cepheid, Inc.*	490,231		490,231
	21,655	21,655	Conceptus, Inc.*		350,810	350,810
25,000		25,000	Conmed Corp.*	655,000		655,000
14,000		14,000	Haemonetics Corp.*	826,840		826,840

42

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
29,500		29,500	Immucor, Inc.*	$783,225		$783,225
40,000		40,000	Luminex Corp.*	746,000		746,000
26,000	8,534	34,534	Masimo Corp.*	831,740	$273,003	1,104,743
27,500		27,500	Natus Medical, Inc.*	420,750		420,750
26,900		26,900	NuVasive, Inc.*	1,266,721		1,266,721
13,000	9,068	22,068	Resmed, Inc.*	445,380	310,670	756,050
20,000		20,000	SonoSite, Inc.*	421,400		421,400
34,000		34,000	STERIS Corp.	1,157,360		1,157,360
55,000		55,000	TranS1, Inc.*	349,800		349,800
	19,368	19,368	Volcano Corp.*		301,172	301,172
	11,353	11,353	Wright Medical Group, Inc.*		263,163	263,163

			HEALTH CARE—PRODUCTS Total	9,037,047	1,498,818	10,535,865

			HEALTH CARE PROVIDERS & SERVICES—2.7%
14,100	4,521	18,621	Amedisys, Inc.*	795,381	255,030	1,050,411
7,350		7,350	Covance, Inc.*	367,500		367,500
18,750	4,532	23,282	Icon Plc. ADR*	475,688	114,977	590,665
	9,300	9,300	Kindred Healthcare, Inc.*		134,757	134,757
	7,500	7,500	Lincare Holdings, Inc.*		197,625	197,625
11,000		11,000	Pediatrix Medical Group, Inc.*	425,150		425,150
35,500	22,305	57,805	Psychiatric Solutions, Inc.*	1,181,795	742,533	1,924,328

			HEALTH CARE PROVIDERS & SERVICES Total	3,245,514	1,444,922	4,690,436

			HOME BUILDERS—0.4%
32,000		32,000	Toll Brothers, Inc.*	739,840		739,840

			HOME FURNISHINGS—0.3%
	19,906	19,906	DTS, Inc.*		411,059	411,059
	10,800	10,800	Hooker Furniture Corp.		98,388	98,388

			HOME FURNISHINGS Total		509,447	509,447

			HOUSEHOLD PRODUCTS—0.2%
	18,900	18,900	American Greetings Corp., Class A		220,752	220,752
	8,400	8,400	CSS Industries, Inc.		186,480	186,480

			HOUSEHOLD PRODUCTS Total		407,232	407,232

			INSURANCE—2.0%
	19,300	19,300	American Equity Investment Life Holding Co.		87,236	87,236
20,000		20,000	Argo Group International*	638,000		638,000
	13,800	13,800	Harleysville Group, Inc.		435,803	435,803
	25,600	25,600	Horace Mann Educators Corp.		203,776	203,776
	10,600	10,600	IPC Holdings Ltd		292,666	292,666
	22,700	22,700	Montpelier Re Holdings Ltd		324,837	324,837
	13,700	13,700	Presidential Life Corp.		128,506	128,506
	9,700	9,700	Safety Insurance Group, Inc.		368,503	368,503

43

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
	14,000	14,000	Selective Insurance Group		$332,500	$332,500
	7,300	7,300	StanCorp Financial Group, Inc.		248,784	248,784
	11,600	11,600	Zenith National Insurance Corp.		381,176	381,176

			INSURANCE Total	$638,000	2,803,787	3,441,787

			INTERNET—4.2%
	36,087	36,087	Art Technology Group, Inc.*		70,370	70,370
52,000		52,000	AsiaInfo Holdings, Inc.*	571,480		571,480
	7,318	7,318	Constant Contact, Inc.*		87,889	87,889
71,400	22,889	94,289	Cybersource Corp.*	867,510	278,101	1,145,611
144,300		144,300	Earthlink, Inc.*	995,670		995,670
17,000	6,597	23,597	F5 Networks, Inc.*	421,940	163,738	585,678
59,000		59,000	GSI Commerce, Inc.*	610,650		610,650
13,500		13,500	McAfee, Inc.*	439,425		439,425
16,500		16,500	NetFlix, Inc.*	408,540		408,540
33,800		33,800	Perfect World Co., Ltd. ADR*	629,694		629,694
	74,428	74,428	Sapient Corp.*		408,610	408,610
28,000		28,000	Shanda Interactive, Ltd. ADR*	774,200		774,200
66,000		66,000	TIBCO Software, Inc.*	339,900		339,900
	11,400	11,400	United Online, Inc.		84,360	84,360
	9,104	9,104	Vocus, Inc.*		153,220	153,220

			INTERNET Total	6,059,009	1,246,288	7,305,297

			IRON / STEEL—0.8%
	8,300	8,300	Carpenter Technology Corp.		150,230	150,230
23,000		23,000	Cliffs Natural Resources, Inc.	620,770		620,770
53,500		53,500	Steel Dynamics, Inc.	637,720		637,720

			IRON / STEEL Total	1,258,490	150,230	1,408,720

			LEISURE TIME—0.5%
	16,600	16,600	Callaway Golf Co.		173,636	173,636
	7,300	7,300	Nautilus, Inc.		17,812	17,812
	13,351	13,351	Polaris Industries, Inc.		449,528	449,528
	12,355	12,355	WMS Industries, Inc.*		308,875	308,875

			LEISURE TIME Total		949,851	949,851

			MACHINERY—3.9%
73,500		73,500	Bucyrus International, Inc.	1,773,555		1,773,555
	2,400	2,400	Cascade Corp.		79,224	79,224
38,000		38,000	Cognex Corp.	608,760		608,760
8,500		8,500	Flowserve Corporation	483,820		483,820
	25,000	25,000	Gerber Scientific, Inc.*		119,500	119,500
37,500		37,500	Intermec, Inc.*	486,375		486,375
59,150		59,150	Joy Global, Inc.	1,714,167		1,714,167
12,500		12,500	Middleby Corp.*	504,875		504,875
13,000	11,682	24,682	Wabtec Corp.	516,880	464,476	981,356

			MACHINERY Total	6,088,432	663,200	6,751,632

44

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			MEDIA—0.1%
	18,700	18,700	Belo Corp., Class A		$39,831	$39,831
	47,300	47,300	Journal Communications, Inc., Class A		118,250	118,250
	29,500	29,500	Sinclair Broadcast Group, Inc., Class A		95,285	95,285

			MEDIA Total		253,366	253,366

			MEDICAL—0.1%
	5,621	5,621	Cardionet Inc.*		143,841	143,841

			METAL FABRICATE / HARDWARE—1.2%
23,000		23,000	Haynes International, Inc.*	$582,130		582,130
23,500		23,500	Kaydon Corp.	785,135		785,135
	14,200	14,200	Mueller Industries, Inc.		324,754	324,754
	12,500	12,500	Timken Co.		198,500	198,500
	10,500	10,500	Worthington Industries, Inc.		126,735	126,735

			METAL FABRICATE / HARDWARE Total	1,367,265	649,989	2,017,254

			METALS & MINING—0.6%
12,000		12,000	Royal Gold, Inc.	345,960		345,960
150,000		150,000	Yamana Gold, Inc.	694,500		694,500

			METALS & MINING Total	1,040,460		1,040,460

			MISCELLANEOUS MANUFACTURING —1.1%
	11,000	11,000	A.O. Smith Corp.		347,050	347,050
	12,100	12,100	Griffon Corp.*		102,124	102,124
85,000		85,000	Hexcel Corp.*	1,122,000		1,122,000
8,000		8,000	Matthews International Corp., Class A	357,040		357,040

			MISCELLANEOUS MANUFACTURING Total	1,479,040	449,174	1,928,214

			MUTUAL FUND—1.7%
16,900		16,900	iShares Russell 2000 Growth Index Fund	936,091		936,091
86,100		86,100	Spdr S&P Retail ETF	1,972,551		1,972,551

			MUTUAL FUND Total	2,908,642		2,908,642

			OFFICE/BUSINESS EQUIPMENT—0.2%
	21,400	21,400	Knoll, Inc.		309,444	309,444

			OIL & GAS—4.7%
	11,100	11,100	Alon USA Energy, Inc.		97,902	97,902
20,000	6,985	26,985	Arena Resources, Inc.*	609,600	212,903	822,503
36,000		36,000	Cabot Oil & Gas Corp.	1,010,520		1,010,520
55,000		55,000	Carrizo Oil & Gas, Inc.*	1,286,450		1,286,450
16,500	3,681	20,181	Comstock Resources, Inc.*	815,430	181,915	997,345
21,500		21,500	Concho Resources, Inc./Midland TX*	456,875		456,875

45

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
33,000		33,000	Goodrich Petroleum Corp.*	$916,080		$916,080
	48,400	48,400	Grey Wolf, Inc.*		$310,728	310,728
	8,200	8,200	Holly Corp.		160,966	160,966
	4,070	4,070	Penn Virginia Corp.		151,282	151,282
41,500		41,500	PetroHawk Energy Corp.*	786,425		786,425
37,000		37,000	Plains Exploration & Production Co.*	1,043,400		1,043,400
	5,600	5,600	Swift Energy Co.*		179,648	179,648
	6,900	6,900	Tesoro Corp.		66,723	66,723

			OIL & GAS Total	6,924,780	1,362,067	8,286,847

			OIL & GAS SERVICES—0.6%
	9,200	9,200	Allis-Chalmers Energy, Inc.*		62,192	62,192
	6,239	6,239	Dril-Quip, Inc.*		154,103	154,103
	9,700	9,700	Nicor, Inc.		448,237	448,237
	3,500	3,500	Oil States International, Inc.*		80,955	80,955
	4,000	4,000	SEACOR Holdings, Inc.*		268,680	268,680
	3,606	3,606	T-3 Energy Services, Inc.*		86,941	86,941

			OIL & GAS SERVICES Total		1,101,108	1,101,108

			PACKAGING & CONTAINERS—0.3%
22,500		22,500	Pactiv Corp.*	530,100		530,100

			PHARMACEUTICALS—6.6%
21,000		21,000	Auxilium Pharmeceuticals, Inc.*	412,650		412,650
18,500		18,500	BioMarin Pharmaceutical, Inc.*	338,920		338,920
8,500		8,500	Cephalon, Inc.*	609,620		609,620
30,000		30,000	Cubist Pharmaceuticals, Inc.*	761,700		761,700
78,000		78,000	CV Therapeutics, Inc.*	727,740		727,740
58,400		58,400	Cypress Bioscience, Inc.*	317,696		317,696
57,000	20,118	77,118	Isis Pharmaceuticals, Inc.*	801,420	282,859	1,084,279
54,500		54,500	Medicines Co.*	949,935		949,935
20,000	8,412	28,412	Onyx Pharmaceuticals, Inc.*	539,600	226,956	766,556
46,000		46,000	Orexigen Therapeutics, Inc.*	218,500		218,500
	4,962	4,962	OSI Pharmaceuticals, Inc.*		188,308	188,308
	9,700	9,700	Par Pharmaceutical Cos., Inc.*		97,000	97,000
23,000	9,855	32,855	Perrigo Co.	782,000	335,070	1,117,070
30,000		30,000	Rigel Pharmaceuticals, Inc.*	261,300		261,300
70,000		70,000	Savient Pharmaceuticals, Inc.*	333,200		333,200
14,000	1,834	15,834	United Therapeutics Corp.*	1,221,220	159,980	1,381,200
40,000		40,000	Valeant Pharmaceuticals International*	750,800		750,800
95,000		95,000	Vivus, Inc.*	578,550		578,550
16,300		16,300	XenoPort, Inc.*	678,243		678,243

			PHARMACEUTICALS Total	10,283,094	1,290,173	11,573,267

46

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			PIPELINES—2.6%
155,000		155,000	El Paso Corp.	$1,503,500		$1,503,500
50,800		50,800	Equitable Resources, Inc.	1,763,268		1,763,268
31,000		31,000	Plains All American Pipeline, LP.	1,240,000		1,240,000

			PIPELINES Total	4,506,768		4,506,768

			REAL ESTATE INVESTMENT TRUSTS—1.3%
	21,300	21,300	Anthracite Capital, Inc.		$92,442	92,442
36,000		36,000	Digital Realty Trust, Inc.	1,205,280		1,205,280
	31,700	31,700	HRPT Properties Trust		114,437	114,437
	28,400	28,400	JER Investors Trust, Inc.		92,300	92,300
	6,900	6,900	LTC Properties, Inc.		166,773	166,773
	23,500	23,500	Medical Properties Trust, Inc.		173,430	173,430
	17,300	17,300	One Liberty Properties, Inc.		205,178	205,178
	16,300	16,300	RAIT Investment Trust		62,266	62,266
	19,800	19,800	Sunstone Hotel Investors, Inc.		129,690	129,690

			REAL ESTATE INVESTMENT TRUSTS Total	1,205,280	1,036,516	2,241,796

			RETAIL—5.5%
55,000		55,000	99 Cents Only Stores*	671,000		671,000
31,000	15,307	46,307	Aeropostale, Inc.*	750,510	370,582	1,121,092
	11,436	11,436	American Eagle Outfitters, Inc.		127,168	127,168
	9,700	9,700	Barnes & Noble, Inc.		183,136	183,136
	5,900	5,900	Bob Evans Farms, Inc.		123,192	123,192
	18,700	18,700	Cato Corp.,/The Class A		290,224	290,224
	12,700	12,700	CBRL Group, Inc.		252,984	252,984
	16,693	16,693	Dick’s Sporting Goods, Inc.*		255,737	255,737
42,000		42,000	Ezcorp, Inc.*	665,280		665,280
44,400		44,400	First Cash Financial Services, Inc.*	682,428		682,428
	19,200	19,200	Foot Locker, Inc.		280,704	280,704
39,300		39,300	Fred’s, Inc.	481,425		481,425
33,500		33,500	GameStop Corp., Class A*	917,565		917,565
20,000		20,000	Hibbett Sports, Inc.*	356,200		356,200
50,000		50,000	Lululemon Athletica, Inc.*	708,500		708,500
16,000	5,482	21,482	Panera Bread Co., Class A*	721,920	247,348	969,268
43,000		43,000	PetMed Express, Inc.*	759,380		759,380
22,000		22,000	PF Chang’s China Bistro, Inc.*	450,120		450,120
	1,200	1,200	Rex Stores Corp.*		10,656	10,656
	23,400	23,400	Ruby Tuesday, Inc.		56,394	56,394
	8,900	8,900	Sonic Automotive, Inc., Class A		45,657	45,657
	10,200	10,200	Stage Stores, Inc.		78,642	78,642
	3,890	3,890	Tractor Supply Co.*		161,668	161,668

			RETAIL Total	7,164,328	2,484,092	9,648,420

47

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			SEMICONDUCTORS—3.4%
	59,500	59,500	Asyst Technologies, Inc.*		$37,485	$37,485
	27,800	27,800	Entegris, Inc.*		74,782	74,782
30,500		30,500	Formfactor, Inc.*	$531,310		531,310
	23,100	23,100	Intergrated Device Technology, Inc.*		146,916	146,916
50,000		50,000	Intersil Holding Corp.	684,500		684,500
28,400		28,400	Macrovision Solutions Corp.*	314,672		314,672
	35,000	35,000	Micrel, Inc.		257,250	257,250
44,500	17,514	62,014	Microsemi Corp.*	967,430	380,754	1,348,184
41,500		41,500	Monolithic Power Systems, Inc.*	705,085		705,085
	4,814	4,814	Netlogic Microsystems, Inc.*		101,672	101,672
152,500	45,198	197,698	PMC-Sierra, Inc.*	713,700	211,527	925,227
	18,700	18,700	Skyworks Solutions, Inc.*		133,331	133,331
65,000		65,000	Volterra Semiconductor Corp.	613,600		613,600

			SEMICONDUCTORS Total	4,530,297	1,343,717	5,874,014

			SHIPPING—0.0%
	3,500	3,500	Genco Shipping & Trading Ltd.		72,975	72,975

			SOFTWARE—7.3%
42,000		42,000	Activision Blizzard, Inc.*	523,320		523,320
85,900		85,900	Allscripts Healthcare Solutions, Inc.*	558,350		558,350
69,000	19,800	88,800	Ariba, Inc.*	738,300	211,860	950,160
	8,105	8,105	athenahealth, Inc.*		248,013	248,013
19,000		19,000	Blackboard, Inc.*	465,120		465,120
17,500		17,500	Cerner Corp.*	651,525		651,525
	6,152	6,152	Concur Technologies, Inc.*		155,215	155,215
	16,400	16,400	CSG Systems International, Inc.*		272,732	272,732
25,500		25,500	Epiq Systems Inc.*	346,545		346,545
45,000		45,000	JDA Software Group, Inc.*	642,600		642,600
84,500		84,500	Lawson Software, Inc.*	449,540		449,540
4,000		4,000	Mantech International Corp., Class A*	215,760		215,760
27,500		27,500	MedAssets, Inc.*	396,825		396,825
	16,649	16,649	MSCI, Inc., Class A*		287,029	287,029
68,000		68,000	Omniture, Inc.*	782,000		782,000
71,500		71,500	Parametric Technology Corp.*	928,785		928,785
22,500		22,500	Salesforce.com, Inc.*	696,600		696,600
	45,750	45,750	SkillSoft Plc. ADR*		352,275	352,275
49,000		49,000	Solera Holdings, Inc.*	1,219,610		1,219,610
40,000	21,319	61,319	Sybase, Inc.*	1,065,200	567,725	1,632,925
54,000		54,000	Take-Two Interactive Software, Inc.*	640,440		640,440
49,500		49,500	Wind River Systems, Inc.*	432,630		432,630

			SOFTWARE Total	10,753,150	2,094,849	12,847,999

48

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Number of Shares	Number of Shares	Number of Shares	Description	Market Value	Market Value	Market Value
			TELECOMMUNICATIONS—2.5%
	82,700	82,700	3Com Corp.*		$225,771	$225,771
19,000		19,000	Anixter International, Inc.*	$638,590		638,590
	4,300	4,300	Black Box Corp.		130,763	130,763
11,500		11,500	Comtech Telecommunications Corp.*	556,830		556,830
48,600		48,600	Harmonic, Inc.*	345,546		345,546
8,000		8,000	Harris Corp.	287,600		287,600
	12,979	12,979	IPG Photonics Corp.*		184,302	184,302
	20,007	20,007	Neutral Tandem, Inc.*		348,522	348,522
127,500		127,500	Orbcomm, Inc.	382,500		382,500
21,000		21,000	Polycom, Inc.*	441,210		441,210
	35,300	35,300	RF Micro Devices, Inc.*		70,247	70,247
	10,121	10,121	SBA Communications Corp.*		212,440	212,440
30,000		30,000	Syniverse Holdings Inc.*	564,000		564,000

			TELECOMMUNICATIONS Total	3,216,276	1,172,045	4,388,321

			THRIFTS & MORTGAGE FINANCE—0.1%
	7,100	7,100	Astoria Financial Corp.		135,042	135,042
	20,600	20,600	Flagstar Bancorp, Inc.		39,140	39,140
	8,800	8,800	PFF Bancorp, Inc.		10,648	10,648

			THRIFTS & MORTGAGE FINANCE Total		184,830	184,830

			TOYS/GAMES/HOBBIES—0.8%
	14,978	14,978	Leapfrog Enterprises, Inc.*		101,102	101,102
38,200		38,200	Marvel Entertainment, Inc.*	1,229,658		1,229,658

			TOYS/GAMES/HOBBIES Total	1,229,658	101,102	1,330,760

			TRANSPORTATION—2.9%
	10,300	10,300	Arkansas Best Corp.		300,657	300,657
20,000		20,000	CH Robinson Worldwide, Inc.	1,035,600		1,035,600
	13,316	13,316	Con-way, Inc.		453,277	453,277
	9,700	9,700	GATX Corp.		276,935	276,935
30,500	8,454	38,954	Genesee & Wyoming, Inc., Class A*	1,017,175	281,941	1,299,116
23,000		23,000	JB Hunt Transport Services, Inc.	653,890		653,890
	10,004	10,004	Landstar System, Inc.		386,054	386,054
	4,100	4,100	Overseas Shipholding Group, Inc.		154,078	154,078
	15,800	15,800	Pacer International, Inc.		178,382	178,382
	5,800	5,800	Ryder System, Inc.		229,796	229,796
	11,600	11,600	Saia, Inc.*		123,076	123,076

			TRANSPORTATION Total	2,706,665	2,384,196	5,090,861

			COMMON STOCKS Total (Cost $192,321,836 )	126,371,463	44,180,741	170,552,204

49

Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth		Small Cap Growth	Small Cap Stock	Pro Forma Combined Small Cap Growth
243776	2437689	243776		243776	2437689	243776
Par Value	Par Value	Par Value	Description	Market Value	Market Value	Market Value
			MONEY MARKETS—6.4%
2,925,204	—		Dreyfus Cash Management Fund, Institutional Shares, 2.71%(a)	$2,925,204	$—	$2,925,204
7,958,209	315,141		MTB Prime Money Market Fund, Corporate Shares, 1.68%(a)	7,958,209	315,141	8,273,350

			MONEY MARKETS Total (Cost $11,198,554)	10,883,413	315,141	11,198,554

Warrants	Warrants	Warrants
			WARRANTS—0.0%
			BIOTECHNOLOGY—0.0%
488,542		488,542	Calypte Biomedical Corp., Expires 5/28/09*	—		—

			COMPUTERS—0.0%
87,000		87,000	On Track Innovations Ltd., Expires 4/29/09 at $13.97*	—		—

			WARRANTS Total (Cost $0)	—		—

			TOTAL INVESTMENTS—103.9% (Cost $203,520,390)	137,254,876	44,495,882	181,750,758

			Other Assets Less Liabilities—(3.9)%	(7,660,205)	901,898	(6,775,489)

			TOTAL NET ASSETS—100.0%	129,594,671	45,397,780	174,975,269

(a)	Affiliated company
*	Non-income producing.

50

Pro Forma Combined Statement of Assets and Liabilities

MTB Small Cap Stock into MTB Small Cap Growth

As of October 31, 2008 (Unaudited)

	Small Cap Stock	Small Cap Growth	Pro Forma Adjustments		Pro Forma Combined 10/31/08
ASSETS:
Investments at cost	$58,777,078	$144,743,312			$203,520,390
Investments, at value	$44,180,741	$126,371,463	—		$170,552,204
Affiliated Investments	315,141	10,883,413	—		11,198,554
Cash	421,276	32,752			454,028
Receivable for securities sold	1,418,290	12,368,476			13,786,766
Receivable for Fund shares sold	2,584	99,430	—		102,014
Dividends and interest receivable	50,172	28,122	—		78,294

Total Assets	46,388,204	149,783,656	—		196,171,860

LIABILITIES:
Payable to bank	—				—
Payable for securities purchased	923,522	19,628,297	—		20,551,819
Payable for Fund shares repurchased	4,788	469,046	—		473,834
Distribution fees payable	1,274	6,548	—		7,822
Trustees’/Directors’ fees payable	605	598	—		1,203
Shareholder Services Fee payable	3,677	10,568	—		14,245
Accrued expenses	56,558	73,928	17,182	(b)	147,668

Total Liabilities	990,424	20,188,985	17,182	(b)	196,591

Total Net Assets	$45,397,780	$129,594,671	$(17,182	)(b)	$174,975,269

NET ASSETS:
Paid-in capital	68,182,115	208,071,836	—		276,253,951
Undistributed net investment income	147,430	(452,711)	(17,182	)(b)	(322,463)
Accumulated net realized loss on investments, futures contracts, options	(8,650,569)	(70,536,018)			(79,186,587)
Net unrealized depreciation on investments, futures contracts, options	(14,281,196)	(7,488,436)	—		(21,769,632)

Total Net Assets	$45,397,780	$129,594,671	$(17,182	)(b)	$174,975,269

Net Assets:
Class A	$3,367,731	$30,022,095	(2,627)		$33,387,199
Class B	746,420	1,310,008	(228)		2,056,200
Class C		280,165	(19)		280,146
Class I	41,283,629	97,982,403	(14,308)		139,251,724
					—

	$45,397,780	$129,594,671	$(17,182	)(b)	$174,975,269

Shares Outstanding:
Class A	915,026	2,910,926	(588,421	)(a)	3,237,531
Class B	229,901	136,870	(151,826	)(a)	214,945
Class C	—	28,257			28,257
Class I	11,214,385	9,253,215	(7,317,413	)(a)	13,150,187
					—

Net Asset Value:
Class A	$3.68	$10.31			$10.31
Class B	$3.25	$9.57			$9.57
Class C		$9.91			$9.91
Class I	$3.68	$10.59			$10.59

(a)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
(b)	Reflects adjustment for estimated reorganization costs of $17,182 related to Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements

51

Pro Forma Combined Statement of Operations

MTB Small Cap Stock into MTB Small Cap Growth

For the Twelve Months Ended October 31, 2008

(Unaudited)

	MTB Small Cap Stock		MTB Small Cap Growth		Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$1,062,292	*	$1,055,336	*			$2,117,628
Interest	—		—

TOTAL INVESTMENT INCOME	1,062,292		1,055,336				2,117,628

EXPENSES
Investment advisory fee	605,670		1,577,860		(3,052	)(a)	2,180,478
Administrative personnel and services fee	21,016		53,900		(12,067	)(a)	62,849
Custodian fees	13,413		13,913				27,326
Transfer and dividend disbursing agent fees and expenses	34,707		156,850				191,557
Trustees’ fees	12,661		12,562		(12,848	)(b)	12,375
Auditing fees	15,974		15,532		(16,006	)(b)	15,500
Legal fees	12,684		13,463		(12,147	)(b)	14,000
Portfolio accounting fees	41,487		90,740				132,227
Distribution services fee — Class A Shares	12,616		103,337		12,452	(a)	128,405
Distribution services fee — Class B Shares	8,307		15,993		(32	)(a)	24,268
Distribution services fee — Class C Shares	—		556		1,865	(a)	2,421
Distribution services fee — Institutional I Shares	—		—				—
Shareholder services fee — Class A Shares	12,635		115,946		(176	)(a)	128,405
Shareholder services fee — Class B Shares	2,688		4,559		842	(a)	8,089
Shareholder services fee — Class C Shares	—		428		379	(a)	807
Shareholder services fee — Institutional I Shares	145,916		329,403		28,697	(a)	504,016
Share registration costs	28,264		36,304		(32,168	)(b)	32,400
Printing and postage	7,393		82,828				90,221
Cash management fees	1,373		3,253				4,626
Tax preparation	7,883		7,884		(7,883	)(b)	7,884
Principal Executive Officer fees	5,063		6,084				11,147
Investment Company Institute fees	697		1,607				2,304
Insurance premiums	9,215		12,183				21,398
Miscellaneous	3,777		6,208				9,985

TOTAL EXPENSES	1,003,439		2,661,393		(52,143)		3,612,689

52

	MTB Small Cap Stock	MTB Small Cap Growth	Pro Forma Adjustments		Pro Forma Combined
WAIVERS AND REIMBURSEMENTS (NOTE 5)
Waiver/reimbursement of investment advisory fee	$(95,518)	$(99,952)	$109,921	(a)	$(85,549)
Waiver of distribution services fee — Class C Shares	—	(350)	(1,426	)(a)	(1,776)
Waiver of shareholder services fee — Class A Shares	(12,635)	(115,947)	177	(a)	(128,405)
Waiver of shareholder services fee — Class B Shares	—	—			—
Waiver of shareholder services fee — Class C Shares	—	(1,260)	614	(a)	(646)
Waiver of shareholder services fee — Institutional I Shares	(84,626)	(177,834)	372	(a)	(262,088)
Waiver of transfer agent fee	(876)	(1,744)			(2,620)
Waiver of principal executive officer fee	(885)	(4,527)			(5,412)

TOTAL WAIVERS AND REIMBURSEMENTS	(194,540)	(401,614)	109,659		(486,495)

Net Expenses	808,899	2,259,779	57,515		3,126,193
Net investment income(loss)	253,393	(1,204,443)	(57,515)		(1,008,565)

REALIZED AN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and foreign currency transactions	(8,397,672)	(68,964,667)			(77,362,339)
Net realized gain on Foreign currencies	—	—
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(29,215,758)	(30,414,587)			(59,630,345)
Net realized and unrealized gain on investments, written options and foreign currency transactions	(37,613,430)	(99,379,254)	—		(136,992,684)

Change in net assets resulting from operations	(37,360,037)	(100,583,697)	(57,515)		(138,001,249)

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for the period.
(b)	Reflects elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.
*	Including $50,497 and $139,979 received from affiliated issuers respectively.

53

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

Basis of Combination

The MTB Small Cap Growth Fund, (“Acquiring Fund”) a portfolio of the MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The accompanying unaudited Pro-Forma financial statements are presented to show the effect of the proposed acquisition of MTB Small Cap Stock Fund, (“Acquired Fund”), a portfolio of the MTB Group of Funds, by the Acquiring Fund as if such acquisition had taken place as of October 31, 2008.

Under the terms of the Plan of Reorganization, the combination of Acquired and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investments companies. The acquisition would be accomplished by an acquisition of the net assets of Acquired Fund in exchange for shares of Acquiring Fund net assets value.

The Pro-Forma statement of assets and liabilities and the related Pro-Forma statement of operations of the Acquired Fund and Acquiring Fund have been combined for the twelve months ended October 31, 2008. Following the acquisition, the Acquiring Fund will be the accounting survivor. The historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

Capital Shares

The Pro-Forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at October 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of October 31, 2008, divided by the net asset value per share of the shares of the Acquiring Fund as of October 31, 2008. The Pro-Forma number of shares outstanding, by class for the combined fund consists of the following at October 31, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Class A	2,910,926	326,605	3,237,531
Class B	136,870	78,075	214,945
Class C	28,257		28,257
Institutional	9,253,215	3,896,972	13,150,187

Security Valuation

Market values of the portfolio securities are determined as follows:

•	For equity securities, according to the last sale price of official closing price reported in the market in which primarily traded.

•	In the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices

•	For all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees

•	Short term securities which mature in 60 days or less are valued at amortized cost which approximates market value

54

Estimates

The preparation of Pro-Forma financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Taxes

For federal income tax purposes, each portfolio is treated as a separate taxpaying entity. It is each portfolios policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

55

MTB GROUP OF FUNDS

MTB Equity Income Fund

MTB Large Cap Stock Fund

MTB Mid Cap Stock Fund

MTB Small Cap Stock Fund

Investment Adviser and Co-Administrator

MTB INVESTMENT ADVISORS, INC.

100 East Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator

THE BANK OF NEW YORK MELLON

101 Barclay Street

New York, NY 10286

Distributor

ALPS DISTRIBUTORS, INC.

1290 Broadway

Suite 1100

Denver, CO 80203

56

MTB GROUP OF FUNDS

Proxy for Special Meeting of Shareholders – March 12, 2009

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of the MTB Fund referenced on the back of this card, a portfolio of MTB Group of Funds (the “Trust”), hereby appoints each of Michael Daniels, Eric Paul, Jeffery Seling and Lisa Grosswirth, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Special Meeting”) to be held on March 12, 2009, at the principal executive offices of the Trust at 100 East Pratt Street (15th Floor), Baltimore, Maryland 21202, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.

2) Call 1-800-690-6903

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.

2) Go to Website www.proxyvote.com

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail

1) Read the Proxy Statement.

2) Check the appropriate boxes on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the envelope provided.

After careful consideration, the Board of Trustees of the Trust unanimously approved each of the proposals listed below and recommended that shareholders vote “for” each proposal.

Proposal 1.

To approve a proposed Plan of Reorganization pursuant to which MTB Large Cap Value Fund (“Large Cap Value Fund”), a portfolio of the Trust, would acquire all of the assets of Equity Income Fund, also a portfolio of the Trust, in exchange solely for Shares of each class of Shares of Large Cap Value Fund, to be distributed pro rata by Equity Income Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Equity Income Fund.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

Proposal 2.

To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

I.	YOUR VOTE IS IMPORTANT

Please complete, sign and return this card as soon as possible.

Dated

Signature

Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

MTB GROUP OF FUNDS

Proxy for Special Meeting of Shareholders – March 12, 2009

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of the MTB Fund referenced on the back of this card, a portfolio of MTB Group of Funds (the “Trust”), hereby appoints each of Michael Daniels, Eric Paul, Jeffery Seling and Lisa Grosswirth, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Special Meeting”) to be held on March 12, 2009, at the principal executive offices of the Trust at 100 East Pratt Street (15th Floor), Baltimore, Maryland 21202, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.

2) Call 1-800-690-6903

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.

2) Go to Website www.proxyvote.com

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail

1) Read the Proxy Statement.

2) Check the appropriate boxes on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the envelope provided.

After careful consideration, the Board of Trustees of the Trust unanimously approved each of the proposals listed below and recommended that shareholders vote “for” each proposal.

Proposal 1.

To approve a proposed Plan of Reorganization pursuant to which MTB Large Cap Growth Fund (“Large Cap Growth Fund”), a portfolio of the Trust, would acquire all of the assets of Large Cap Stock Fund, also a portfolio of the Trust, in exchange solely for Shares of each class of Shares of Large Cap Growth Fund, to be distributed pro rata by Large Cap Stock Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Large Cap Stock Fund.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

Proposal 2.

To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

I.	YOUR VOTE IS IMPORTANT

Please complete, sign and return this card as soon as possible.

Dated

Signature

Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

MTB GROUP OF FUNDS

Proxy for Special Meeting of Shareholders – March 12, 2009

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of the MTB Fund referenced on the back of this card, a portfolio of MTB Group of Funds (the “Trust”), hereby appoints each of Michael Daniels, Eric Paul, Jeffery Seling and Lisa Grosswirth, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Special Meeting”) to be held on March 12, 2009, at the principal executive offices of the Trust at 100 East Pratt Street (15th Floor), Baltimore, Maryland 21202, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.

2) Call 1-800-690-6903

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.

2) Go to Website www.proxyvote.com

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail

1) Read the Proxy Statement.

2) Check the appropriate boxes on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the envelope provided.

After careful consideration, the Board of Trustees of the Trust unanimously approved each of the proposals listed below and recommended that shareholders vote “for” each proposal.

Proposal 1.

To approve a proposed Plan of Reorganization pursuant to which MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”), a portfolio of the Trust, would acquire all of the assets of Mid Cap Stock Fund, also a portfolio of the Trust, in exchange solely for Shares of each class of Shares of Mid Cap Growth Fund, to be distributed pro rata by Mid Cap Stock Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Mid Cap Stock Fund.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

Proposal 2.

To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

I.	YOUR VOTE IS IMPORTANT

Please complete, sign and return this card as soon as possible.

Dated

Signature

Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

MTB GROUP OF FUNDS

Proxy for Special Meeting of Shareholders – March 12, 2009

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of the MTB Fund referenced on the back of this card, a portfolio of MTB Group of Funds (the “Trust”), hereby appoints each of Michael Daniels, Eric Paul, Jeffery Seling and Lisa Grosswirth, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Special Meeting”) to be held on March 12, 2009, at the principal executive offices of the Trust at 100 East Pratt Street (15th Floor), Baltimore, Maryland 21202, at 2:00 pm, and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.

2) Call 1-800-690-6903

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.

2) Go to Website www.proxyvote.com

3) Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail

1) Read the Proxy Statement.

2) Check the appropriate boxes on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the envelope provided.

After careful consideration, the Board of Trustees of the Trust unanimously approved each of the proposals listed below and recommended that shareholders vote “for” each proposal.

Proposal 1.

To approve a proposed Plan of Reorganization pursuant to which MTB Small Cap Growth Fund (“Small Cap Growth Fund”), a portfolio of the Trust, would acquire all of the assets of Small Cap Stock Fund, also a portfolio of the Trust, in exchange solely for Shares of each class of Shares of Small Cap Growth Fund, to be distributed pro rata by Small Cap Stock Fund to the shareholders of each corresponding class of its Shares, in complete termination and liquidation of Small Cap Stock Fund.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

Proposal 2.

To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

FOR	[ ]
AGAINST	[ ]
ABSTAIN	[ ]

I.	YOUR VOTE IS IMPORTANT

Please complete, sign and return this card as soon as possible.

Dated

Signature

Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.